                                                      Western Assets Funds, Inc.


                                                                   Annual Report

                                                                  March 31, 2002

                      Western Asset Intermediate Portfolio

                              Western Asset Core Portfolio

                         Western Asset Core Plus Portfolio

            Western Asset Inflation Indexed Bond Portfolio

                        Western Asset High Yield Portfolio

             Western Asset Non-U.S. Fixed Income Portfolio

PORTFOLIO MANAGERS' COMMENTS
Western Asset Management Investment Strategy Group

Market Commentary, March 2002
The past year was a study in contrasts. Despite turbulent events and volatile interest rates, the fixed-income market delivered coupon-like returns on balance. Although the economic outlook brightened toward the end of the period, economic weakness and falling inflation were the dominant characteristics. Aggressive Fed easing led short-term rates sharply lower, but long-term rates rose modestly on fears of renewed Fed tightening and rising inflation. Swap and agency spreads tightened, while credit spreads were unusually volatile and historically wide during the year, but tighter on balance, particularly in the emerging market sector. Nevertheless, there were a dozen or so major credit events which rocked the market, resulting in major downgrades and some stunning defaults. Despite a surge in prepayments, mortgage-backed securities delivered very strong relative returns. Real yields on short-term Treasury Inflation Protected Securities (TIPS) declined, but intermediate- and long-term real yields were largely unchanged, and Consumer Price Index (CPI) inflation was only 1.2%. The dollar was marginally stronger, particularly against the yen, and commodities were broadly lower--with the notable exception of gold, which rose on heightened Middle East tensions. Non-dollar bond markets generally tracked the developments in the U.S. market.

Performance Information
More specific information on the performance of each Portfolio can be found on the following pages.

The returns shown on the following pages are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in a Portfolio's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Portfolios will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Portfolio's return, so they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

The following graphs compare each Portfolio's total returns against that of the most closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for each Portfolio represents the total return after deducting all Portfolio investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

PERFORMANCE INFORMATION
Western Asset Intermediate Portfolio


The impact of market conditions on the Portfolio's performance was mixed in the twelve months ended March 31, 2002, since short-term yields fell but intermediate- and long-term rates rose. With strategies producing mixed results, however, the Portfolio's total return of 4.20% lagged that of its benchmark, the Lehman Brothers Intermediate U.S. Government/Credit Index, which recorded a total return of 5.16%. On the negative side, long duration exposure detracted from performance as most rates rose, and yield curve strategies which were structured to benefit from a flatter yield curve were disadvantaged as the curve steepened significantly at the front end. Overweighting to the mortgage and agency sectors was the major contributor to performance as spreads narrowed substantially, and an emphasis on GNMAs and discount coupons benefited from strong relative performance. A moderate corporate overweighting was also rewarded with tighter spreads, and our higher-quality bias helped minimize the impact of negative credit events. A moderate exposure to TIPS had a positive impact on returns as real yields fell sharply.

                                     [GRAPH]

         Western Asset                                Lehman Brothers
    ____ Intermediate Portfolio                  ---- Intermediate U.S.
         Institutional Class (net of expenses)        Gov't/Corp Bond Index/1/

July, 1994              $1,000,000            $1,000,000
Mar 31, 1995             1,046,684             1,050,281
Mar 31, 1996             1,154,306             1,150,740
Mar 31, 1997             1,217,046             1,206,007
Mar 31, 1998             1,336,647             1,322,660
Mar 31, 1999             1,416,954             1,409,597
Mar 31, 2000             1,452,202             1,439,006
Mar 31, 2001             1,637,911             1,614,033
Mar 31, 2002             1,708,275             1,697,324

Average Annual Total Return as of March 31, 2002
                   WA Intm-I      Index
------------------------------------------------
     1 Year           4.20%       5.16%
------------------------------------------------
     3 Years          6.40%       6.39%
------------------------------------------------
     5 Years          7.00%       7.07%
------------------------------------------------
Since Inception
     (7/1/94)         7.14%       7.07%

/1/ The Lehman Brothers Intermediate U.S. Gov't/Credit Index is an unmanaged index that measures the performance of intermediate (1-10 year) government and corporate fixed-rate debt issues.

   The graph does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

             Past performance is not an indicator of future results.

PERFORMANCE INFORMATION
Western Asset Core Portfolio

The impact of market conditions on the Portfolio's performance was mixed in the twelve months ended March 31, 2002, since short-term yields fell but intermediate- and long-term rates rose. With strategies generally rewarded by market action, the Portfolio's total return of 6.14% topped that of its benchmark, the Salomon Brothers Broad Market Index, which recorded a total return of 5.34%. Overweighting to the mortgage and agency sectors was the major contributor to performance as spreads narrowed substantially, and an emphasis on GNMAs and discount coupons benefited from strong relative performance. A moderate corporate overweighting was rewarded with tighter spreads, and our higher-quality bias helped minimize the impact of negative credit events. A moderate exposure to TIPS had a positive impact on returns as real yields fell sharply. On the negative side, long duration exposure detracted from performance as most rates rose, and yield curve strategies which were structured to benefit from a flatter yield curve were disadvantaged as the curve steepened.

                                     [GRAPH]

        ___ Western Asset Core Portfolio          --- Salomon Brothers
            Institutional Class (net of expenses)     Broad Market Index/1/

Mar 31, 92               1,000,000                          1,000,000
                        $1,040,753                         $1,040,650
                         1,089,644                          1,085,536
                         1,089,982                          1,088,574
                         1,146,452                          1,133,937
                         1,191,858                          1,165,297
                         1,237,652                          1,196,020
                         1,241,015                          1,196,489
Mar 31, 94               1,208,773                          1,162,937
                         1,181,373                          1,151,624
                         1,188,128                          1,157,827
                         1,187,316                          1,162,417
                         1,260,540                          1,221,286
                         1,348,002                          1,296,114
                         1,375,262                          1,320,631

                         1,436,289                          1,377,827
Mar 31, 96               1,404,669                          1,353,755
                         1,413,463                          1,360,391
                         1,440,448                          1,385,826
                         1,489,476                          1,427,698
                         1,470,888                          1,420,273
                         1,530,386                          1,471,480
                         1,586,838                          1,520,385
                         1,640,960                          1,565,179
Mar 31, 98               1,666,699                          1,590,438
                         1,708,538                          1,627,291
                         1,771,636                          1,694,732
                         1,777,844                          1,701,644
                         1,760,258                          1,693,837
                         1,742,455                          1,678,067
                         1,755,446                          1,690,185
                         1,747,710                          1,687,288
Mar 31, 2000             1,795,298                          1,724,549
                         1,831,828                          1,753,906
                         1,892,164                          1,807,384
                         1,980,786                          1,882,855
                         2,053,291                          1,941,092
                         2,079,646                          1,950,992
                         2,177,294                          2,043,079
                         2,180,049                          2,043,488
Mar 31, 2002             2,179,235                          2,044,918

Average Annual Total Returns as of March 31, 2002
                     WA Core-I     Index
-------------------------------------------
     1 Year            6.14%         5.34%
-------------------------------------------
     3 Years           7.38%         6.48%
-------------------------------------------
     5 Years           8.18%         7.56%
-------------------------------------------
    10 Years           8.10%         7.41%


/1/ The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The index includes institutionally traded U.S.Treasury, government-sponsored, mortgage and corporate securities.

   The graph does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

             Past performance is not an indicator of future results.

PERFORMANCE INFORMATION
Western Asset Core Portfolio (continued)

                                    [GRAPH]

   ____  Western Asset Core Portfolio                 ---- Salomon Brothers
         Financial Intermediary Class (net of expenses)    Broad Market Index/1/

Jul 22, 1999                          $1,000,000                  $1,000,000
Sep 30, 1999                             997,194                   1,004,900
   Dec, 1999                             993,439                   1,003,177
Mar 31, 2000                           1,019,952                   1,025,331
   Jun, 2000                           1,039,063                   1,042,785
Sep 30, 2000                           1,073,603                   1,074,580
   Dec, 2000                           1,123,087                   1,119,452
Mar 31, 2001                           1,162,359                   1,154,077
   Jun, 2001                           1,176,518                   1,159,963
Sep 30, 2001                           1,231,033                   1,214,713
   Dec, 2001                           1,231,824                   1,214,956
Mar 31, 2001                           1,230,688                   1,215,806

Average Annual Total Returns as of March 31, 2002

                       WA Core-FI     Index
--------------------------------------------------------------------------------
     1 Year              5.88%        5.34%
--------------------------------------------------------------------------------
Since Inception
 (7/22/99)               8.01%        7.61%

/1/ The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The index includes institutionally traded U.S.Treasury, government-sponsored, mortgage and corporate securities.

   The graph does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

             Past performance is not an indicator of future results.

PERFORMANCE INFORMATION
Western Asset Core Plus Portfolio

The impact of market conditions on the Portfolio's performance was mixed in the twelve months ended March 31, 2002, since short-term yields fell but intermediate- and long-term rates rose. With strategies generally rewarded by market action, the Portfolio's total return of 6.34% topped that of its benchmark, the Salomon Brothers Broad Market Index, which recorded a total return of 5.34%. Overweighting to the mortgage and agency sectors was the major contributor to performance as spreads narrowed substantially, and an emphasis on GNMAs and discount coupons benefited from strong relative performance. A moderate corporate overweighting was rewarded with tighter spreads, and our higher-quality bias helped minimize the impact of negative credit events. A moderate exposure to TIPS had a positive impact on returns as real yields fell sharply. Emerging market debt exposure made a significant contribution to returns as spreads narrowed sharply and the Portfolio largely avoided the meltdown of Argentine debt. On the negative side, long duration exposure detracted from performance as most rates rose, and yield curve strategies which were structured to benefit from a flatter yield curve were disadvantaged as the curve steepened. High-yield exposure, though relatively minor for most of the period, detracted modestly from performance as spreads on balance widened. Non-dollar exposure also detracted marginally from returns as foreign yields rose.

                                    [GRAPH]

      _____  Western Asset Core Plus Portfolio      ----  Salomon Brothers
             Institutional Class (net of expenses)        Broad Market Index/1/

Jul 8, 1998                        $1,000,000                       $1,000,000
                                    1,027,000                        1,039,200
                                    1,036,133                        1,043,438
Mar 31, 1999                        1,025,844                        1,038,651
                                    1,014,321                        1,028,981
                                    1,023,712                        1,036,412
                                    1,024,241                        1,034,635
Mar 31, 2000                        1,045,885                        1,057,484
                                    1,064,843                        1,075,485
                                    1,095,778                        1,108,277
                                    1,146,131                        1,154,556
Mar 31, 2001                        1,189,422                        1,190,267
                                    1,200,416                        1,196,337
                                    1,254,361                        1,252,804
                                    1,266,081                        1,253,055
Mar 31, 2002                        1,264,788                        1,253,932

Average Annual Total Returns as of March 31, 2002

                       WA Core Plus-I      Index
--------------------------------------------------------------------------------
     1 Year               6.34%             5.34%
--------------------------------------------------------------------------------
     3 Years              7.23%             6.48%
--------------------------------------------------------------------------------
Since Inception
  (7/8/98)                6.50%             6.31%

/1/ The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The index includes institutionally traded U.S.Treasury, government-sponsored, mortgage and corporate securities.

   The graph does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

             Past performance is not an indicator of future results.

PERFORMANCE INFORMATION
Western Asset Inflation Indexed Bond Portfolio



The impact of market conditions on the Portfolio's performance was mixed in the twelve months ended March 31, 2002. Short-term real yields fell but long-term real rates rose, and the rate of consumer price inflation, a source of TIPS' total returns, fell significantly over the period to just 1.2%. With strategies producing mixed results, the Portfolio's total return of 4.28% slightly trailed that of its benchmark, the Lehman Brothers U.S. Treasury Inflation Notes Index, which recorded a total return of 4.48%. The Portfolio was fully invested in TIPS throughout the period. The manager's decision to hold a somewhat-longer duration for most of the year added to returns as real yields fell, but this was largely offset by a decision to emphasize longer maturities in anticipation of a flatter real yield curve, since the curve steepened somewhat on balance.



      Western Asset Inflation Indexed Bond     The Lehman Brothers U.S.
____  Portfolio Institutional Class         ---Treasury Inflation Notes Index/1/
      (net of expenses)

                              [GRAPH]


  Mar 1, 2001                $1,000,000              $1,000,000
 Mar 31, 2001                 1,005,531               1,007,370
June 30, 2001                 1,021,556               1,023,780
Sept 30, 2001                 1,044,950               1,048,371
 Dec 31, 2001                 1,035,615               1,037,091
 Mar 31, 2002                 1,048,666               1,052,502

Average Annual Total Returns as of March 31, 2002

                   WA Infl Idx-I   Index
-----------------------------------------------
     1 Year            4.28%       4.48%
-----------------------------------------------
Since Inception
    (3/1/01)           4.48%       4.87%

/1/ The Lehman Brothers U.S. Treasury Inflation Notes Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S.Treasury inflation protection securities.

   The graph does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

             Past performance is not an indicator of future results.

PERFORMANCE INFORMATION
Western Asset High Yield Portfolio

The impact of market conditions on the Portfolio's performance was mixed since its inception on September 28, 2001. With issue and sector selections producing mixed results, the Portfolio's return of 6.02% lagged that of its benchmark, the Lehman Brothers U.S. High Yield Index, which recorded a total return of 7.56%. On the negative side, the Portfolio's underweighting to Technology (16.41%) Transportation (14.61%) and Consumer Cyclical (14.42%) were drags on performance. Overweightings to Basic Industry (9.62%) Capital Goods (11.86%) and Media Non-Cable (15.57%) were the major contributors to performance. Distressed and fallen angel debt outperformed the general market. The manager's bias of maintaining a higher quality portfolio than the Index contributed to the underperformance. Issuers rated below CCC returned 19.19% for the period.

                                    [GRAPH]

 ___ Western Asset High Yield Portfolio     --- Lehman Brothers
     Institutional Class (net of expenses)      U.S. High Broad Market Index/1/

     Sept 28, 2001                              1,000,000       1,000,000
     Sept 30, 2001                              1,000,000       1,000,000
     Dec 31, 2001                               1,053,070       1,057,000
     Mar 31, 2002                               1,060,234       1,075,551

   Average Annual Total Returns as of March 31, 2002

                       WA High Yield-I    Index
   ------------------------------------------------
   Since Inception          6.02%         7.56%
      (9/28/01)

/1/The Lehman Brothers U.S. High Yield Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S.high yield issues.

     The graph does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

             Past performance is not an indicator of future results.

PERFORMANCE INFORMATION
Western Asset Non-U.S. Fixed Income Portfolio

The impact of market conditions on the Portfolio's performance was mixed in the twelve months ended March 31, 2002, since short-term yields fell but intermediate- and long-term rates rose in most major markets. With strategies producing generally positive results, the Portfolio's total return of 5.21% exceeded that of its benchmark, the Salomon Brothers World Government ex-U.S. Index (Hedged) which recorded a total return of just 2.87%. The Portfolio had substantial underweighting to the Japanese bond market, in the view that yields were extremely unattractive. Exposure during the year was concentrated in select issues from Denmark, Sweden, Italy, the UK and New Zealand. Tactical shifts in duration exposure added value during the period as rates moved up and down, and a focus on short-term maturities in the middle of the period benefited substantially as slowing economies drove short-term rates sharply lower. The Portfolio also benefited from select exposure to European asset- and mortgage-backed issues, and its high-quality emphasis minimized the impact of negative credit events, which occurred during the period.

                                    [GRAPH]

    ____ Western Asset Non-U.S.                 ---- Salomon Brothers
         Fixed Income Portfolio                      World Gov't
         Institutional Class (net of expenses)       ex-U.S.Index (Hedged)/1/

Jul 15, 1998                      $1,000,000                $1,000,000
                                   1,042,000                 1,049,451
                                   1,065,363                 1,055,223
Mar 31, 1999                       1,058,087                 1,074,639
                                   1,046,982                 1,067,869
                                   1,034,980                 1,073,101
                                   1,046,349                 1,085,657
Mar 31, 2000                       1,064,103                 1,109,324
                                   1,050,338                 1,129,514
                                   1,049,131                 1,147,925
                                   1,111,654                 1,190,283
Mar 31, 2001                       1,131,221                 1,223,016
                                   1,111,371                 1,227,663
                                   1,208,207                 1,254,427
                                   1,210,744                 1,263,082
Mar 31, 2002                       1,190,157                 1,258,156

Average Annual Total Returns as of March 31, 2002

                   WA Non U.S.-I       Index
----------------------------------------------------
     1 Year            5.21%           2.87%
----------------------------------------------------
     3 Years           4.00%           5.39%
----------------------------------------------------
Since Inception
  (7/15/98)            4.80%           6.45%

/1/ The Salomon Brothers World Gov't ex-U.S. Index (Hedged) is an unmanaged index that measures the performance of debt issues traded in 14 world government bond markets.

   The graph does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

             Past performance is not an indicator of future results.

STATEMENT OF NET ASSETS
Western Asset Intermediate Portfolio

March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------

                                           % OF                  MATURITY
                                        NET ASSETS     RATE        DATE       PAR       VALUE
                                        --------------------------------------------------------
Long-Term Securities                       83.6%

Corporate Bonds and Notes                  37.5%
Aerospace/Defense                           1.8%
BAE Systems Holdings Inc                              6.400%     12/15/11   $ 4,250    $ 4,141/B/
Raytheon Company                                      6.500%      7/15/05       990      1,006
Raytheon Company                                      6.750%      8/15/07     4,000      4,038
Systems 2001 Asset Trust                              6.664%      9/15/13     2,285      2,287/B/
                                                                                       -------
                                                                                        11,472

Auto Parts & Equipment                      0.1%
Visteon Corporation                                   8.250%       8/1/10       920        936/M/
                                                                                       -------

Automotive                                  0.8%
DaimlerChrysler NA Holding Corp.                      7.300%      1/15/12     4,860      4,882
                                                                                       -------

Banking & Finance                          10.2%
Bank of America Corporation                           5.250%       2/1/07     3,000      2,949
Bank of America Corporation                           7.400%      1/15/11     1,620      1,712
Bank One Corporation                                  6.000%       8/1/08     5,160      5,124
Bayerische Landesbank NY                              5.650%       2/1/09       360        347
Boeing Capital Corporation                            5.750%      2/15/07     4,875      4,834
Countrywide Home Loans, Inc.                          2.525%      3/16/05       600        590/F/
Countrywide Home Loans, Inc.                          5.500%       2/1/07     3,000      2,932
Dryden Investor Trust                                 7.157%      7/23/08     3,715      3,757/B/
Ford Motor Credit Company                             5.750%      2/23/04     2,880      2,868
Ford Motor Credit Company                             7.600%       8/1/05     2,000      2,036
Ford Motor Credit Company                             7.375%     10/28/09     4,940      4,846
Ford Motor Credit Company                             7.375%       2/1/11     3,600      3,514
Household Finance Corporation                         5.875%      9/25/04     1,600      1,610
Household Finance Corporation                         6.400%      6/17/08     3,000      2,932
J.P. Morgan & Co. Incorporated                        3.123%      2/15/12     1,190      1,116/F/
J.P. Morgan Chase & Co.                               5.350%       3/1/07     4,660      4,555
Lehman Brothers Inc.                                  6.500%      4/15/08     3,120      3,136
Morgan Stanley Dean Witter & Co.                      6.750%      4/15/11     1,465      1,471
National Westminster Bancorp Inc.                     9.375%     11/15/03       290        315
PEMEX Master Trust                                    7.875%       2/1/09     4,070      4,121/B/
Qwest Capital Funding, Inc.                           5.875%       8/3/04     2,200      1,874
Qwest Capital Funding, Inc.                           7.250%      2/15/11       545        441
Salomon Smith Barney Holdings, Inc.                   6.250%      5/15/03       300        309
Salomon Smith Barney Holdings, Inc.                   6.250%      1/15/05     2,150      2,216
Wells Fargo & Company                                 6.375%       8/1/11     1,000        994
Wells Fargo Bank NA, San Francisco                    6.450%       2/1/11     3,680      3,694
                                                                                       -------
                                                                                        64,923

Western Asset Intermediate Portfolio

March 31, 2002
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------

                                                    % OF                     MATURITY
                                                 NET ASSETS       RATE         DATE         PAR         VALUE
                                             ----------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Cable                                              0.6%
TCI Communications, Inc.                                          8.000%       8/1/05      $  700      $   732
TCI Communications, Inc.                                          7.610%      10/4/05       3,060        3,171
                                                                                                       -------
                                                                                                         3,903

Chemicals                                          0.8%
Rohm and Haas Company                                             6.950%      7/15/04       4,930        5,153
                                                                                                       -------

Consumer Products                                  0.8%
The Clorox Company                                                6.125%       2/1/11       3,250        3,118
Unilever Capital Corporation                                      7.125%      11/1/10       2,000        2,117
                                                                                                       -------
                                                                                                         5,235

Energy                                             2.4%
American Electric Power Company, Inc.                             6.125%      5/15/06       3,160        3,137/M/
DTE Energy Company                                                7.050%       6/1/11       3,230        3,271
FirstEnergy Corp.                                                 6.450%     11/15/11       3,740        3,447/M/
TXU Corp.                                                         6.375%      6/15/06       5,160        5,139
                                                                                                       -------
                                                                                                        14,994

Environmental Services                             1.1%
Waste Management, Inc.                                            6.375%      12/1/03         600          608
Waste Management, Inc.                                            7.000%     10/15/06       2,700        2,711
Waste Management, Inc.                                            6.500%     11/15/08       3,870        3,708
                                                                                                       -------
                                                                                                         7,027

Food, Beverage & Tobacco                           3.6%
Kellogg Company                                                   6.600%       4/1/11       5,000        5,013
Nabisco Incorporated                                              7.050%      7/15/07       4,000        4,149
Pepsi Bottling Holdings Inc.                                      5.625%      2/17/09       2,640        2,580/B/
Philip Morris Companies Inc.                                      7.125%      10/1/04       2,000        2,094
R.J. Reynolds Tobacco Holdings, Inc.                              7.750%      5/15/06       4,020        4,166
Sara Lee Corporation                                              6.250%      9/15/11       4,840        4,792
                                                                                                       -------
                                                                                                        22,794

Media                                              1.8%
News America Holdings Incorporated                                9.250%       2/1/13       1,000        1,118
News America Holdings Incorporated                                8.500%      2/23/25       6,640        7,124
Turner Broadcasting System, Inc.                                  8.375%       7/1/13       2,740        2,971
                                                                                                       -------
                                                                                                        11,213

Oil & Gas                                          3.8%
Anadarko Petroleum Corporation                                    5.375%       3/1/07       5,650        5,489
Conoco Funding Company                                            5.450%     10/15/06       4,430        4,396
Occidental Petroleum Corporation                                  6.750%      1/15/12       5,000        5,015
Phillips Petroleum Company                                        6.375%      3/30/09       2,000        1,991

Western Asset Intermediate Portfolio


March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------
                                                 % OF                   MATURITY
                                             NET ASSETS      RATE         DATE       PAR         VALUE
                                             ---------------------------------------------------------
Corporate Bonds and Notes (Continued)
Oil & Gas (Continued)
Phillips Petroleum Company                                  8.750%      5/25/10   $ 2,900      $ 3,307
Sonat Inc.                                                  7.625%      7/15/11     3,520        3,477
                                                                                                23,675

Paper & Forest Products                           0.8%
Weyerhaeuser Company                                        6.125%      3/15/07     4,900        4,862/B/
                                                                                               -------

Pharmaceuticals                                   0.1%
Eli Lilly and Company                                       6.000%      3/15/12       700          691
                                                                                               -------
Retail                                            1.3%
Target Corporation                                          5.400%      10/1/08     4,350        4,216/M/
Target Corporation                                          5.875%       3/1/12     3,000        2,883
Wal-Mart Stores, Inc.                                       7.550%      2/15/30       700          775
                                                                                               -------
                                                                                                 7,874

Telecommunications                                3.3%
AT&T Corp.                                                  7.750%       3/1/07       950          977
BellSouth Corporation                                       6.000%     10/15/11     5,000        4,872
Pacific Bell                                                6.125%      2/15/08     5,000        5,062/M/
Qwest Corporation                                           7.625%       6/9/03     1,470        1,422
Southwestern Bell Telephone Company                         6.250%       7/7/05     1,410        1,459
Sprint Capital Corporation                                  5.700%     11/15/03       400          385
WorldCom, Inc.                                              6.400%      8/15/05     2,900        2,534
WorldCom, Inc.                                              7.500%      5/15/11     4,560        3,755
                                                                                               -------
                                                                                                20,466

Transportation                                    4.2%
CSX Corporation                                             5.850%      12/1/03     5,000        5,115
Delta Air Lines, Inc.                                       6.619%      3/18/11     2,337        2,319
Norfolk Southern Corporation                                7.350%      5/15/07     1,730        1,829
Norfolk Southern Corporation                                7.050%       5/1/37     4,800        4,995
The Hertz Corporation                                       2.423%      8/13/04     3,500        3,234/F/
TTX Company                                                 7.820%      7/21/03     4,400        4,626/B/
Union Pacific Corporation                                   6.700%      12/1/06     4,030        4,144
Union Pacific Corporation                                   7.250%      11/1/08       250          261
                                                                                               -------
                                                                                                26,523

Total Corporate Bonds and Notes
  (Identified Cost-- $237,250)                                                                 235,993
---------------------------------------------------------------------------------------------------------------
Asset-backed Securities                           8.6%
Fixed-Rate Securities                             5.5%
Arcadia Automobile Receivable Trust 1999-C                  6.900%     12/15/03       827          832
ARG Funding Corp. 1999-1A                                   6.020%      5/20/05     3,760        3,825/B/

Western Asset Intermediate Portfolio

March 31, 2002
(Amounts inThousands)

-------------------------------------------------------------------------------------------------------------------------

                                                          % OF                           MATURITY
                                                        NET ASSETS          RATE           DATE         PAR         VALUE
                                                        -----------------------------------------------------------------
Asset-backed Securities (Continued)
Fixed-Rate Securities (Continued)
Chevy Chase 1997-A                                                          7.650%       12/20/07    $   251      $   253
Chevy Chase Home Loan Trust 1996-1                                          7.150%        5/15/15        251          260
Conseco Finance Securitizations Corp. 2001-1                                6.990%         7/1/32      3,600        3,496
DaimlerChrysler Auto Trust 2000-B                                           7.530%        5/10/04      4,318        4,398
Fleetwood Credit Corp. Grantor Trust 1994-B                                 6.750%        3/15/10      1,186        1,206
Green Tree Financial Corporation 1994-6                                     8.900%        1/15/20      2,600        2,761
Green Tree Recreational, Equipment and
  Consumer Trust 1998-C                                                     6.700%        2/15/14      7,000        7,273
Guaranteed Export Certificates 1995-B                                       6.130%        6/15/04        588          600
Lehman FHA Title 1 Loan Trust 1996-3                                        7.710%        8/25/17        370          382
Mego Mortgage Home Loan Trust 1996-2                                        7.275%        9/25/16        258          268
Merrill Lynch Mortgage Investors, Inc. 1990-F                               9.650%        9/15/10        870          889
PSC Grantor Trust 1998-1                                                    6.290%         6/8/05        305          308/B/
Team Fleet Financing Corporation 1997-1                                     7.350%        5/15/03        875          875/B/
Wells Fargo Auto Trust 2001-A                                               4.250%       12/15/03      6,921        6,962
                                                                                                                   ------
                                                                                                                   34,588

Indexed SecuritiesF                                          2.9%
Associates Manufactured Housing Pass
  Through Certificates 1999-1                                               2.130%        7/15/30      4,588        4,584/B/
Lehman Home Equity Loan Trust 1996-3                                        2.130%       12/15/27        321          320
Mesa 2002-1 Global Issuance Company
  Home Loan Asset Backed Notes                                              2.191%        2/18/33      6,249        6,250/B/
Metris Master Trust 2000-2                                                  2.111%        1/22/07      7,000        7,005
SLM Student Loan Trust 1998-2                                               2.512%        4/25/07        206          206
                                                                                                                   ------
                                                                                                                   18,365

Stripped Securities                                          0.2%
Oakwood Mortgage Investors Inc. 2001-C                                      6.000%        5/15/08      4,560          941/11/
                                                                                                                   ------

Total Asset-backed Securities
  (Identified Cost-- $53,280)                                                                                      53,894
-------------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities                                   3.9%
Fixed-Rate Securities                                        3.7%
Asset Securitization Corporation 1996-D2                                    6.920%        2/14/29      1,072        1,118
Asset Securitization Corporation 1996-MD6                                   6.720%       11/12/26        909          934
CS First Boston Mortgage Securities Corp. 1998-C1                           6.480%        5/17/40      6,200        6,322
DLJ Mortgage Acceptance Corp. 1996-CF2                                      6.860%       11/12/21        555          571/B/
FMAC Loan Receivables Trust 2000-A                                          6.150%        4/15/07      6,230        6,105/B/
Merit Securities Corporation 13                                             7.040%       12/28/33         59           59
Merrill Lynch Mortgage Investors, Inc. 1996-C2                              6.690%       11/21/28        275          279
Merrill Lynch Mortgage Investors, Inc. 1998-C1                              6.310%       11/15/26      1,316        1,345
Metropolitan Asset Funding, Inc. 1996-A                                     6.950%        4/20/08        754          764

Western Asset Intermediate Portfolio

March 31, 2002
(Amounts inThousands)
-------------------------------------------------------------------------------------------------------------------------------

                                                            % OF                       MATURITY
                                                         NET ASSETS      RATE            DATE         PAR         VALUE
                                                       ------------------------------------------------------------------------
Mortgage-backed Securities (CONTINUED)
Fixed-Rate Securities (Continued)
Nomura Asset Securities Corporation 1996-MD5                             7.120%         4/13/36     $ 1,000      $ 1,052
Ocwen Residential MBS Corporation 1998-R1                                7.000%        10/25/40       2,214        2,261/B/
Structured Asset Mortgage Investments, Inc. 1998-2                       6.750%          5/2/30       2,500        2,478
                                                                                                                 -------
                                                                                                                  23,288

Stripped Securities                                          0.1%
CMC Securities Corporation III 1994-B                                    0.000%         2/25/09         252          220/12/
FFCA Secured Lending Corporation 1997-1                                  1.139%         7/18/15      13,381          354/B,11/
Securitized Asset Sales, Inc. 1995-6                                     0.000%        12/25/10         116          103/12/
                                                                                                                 -------
                                                                                                                     677

Variable-Rate Securities/C/                                  0.1%
Housing Securities Inc. 1995-RP1                                         2.830%        11/25/26         233          233/B/
Resolution Trust Corporation 1995-2                                      7.036%         5/25/29         168          172
Securitized Asset Sales, Inc. 1994-4                                     5.741%         8/25/33          28           28
                                                                                                                 -------
                                                                                                                     433

Total Mortgage-backed Securities
  (Identified Cost-- $23,907)                                                                        24,398
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                      17.8%
Fixed-Rate Securities                                       12.7%
Fannie Mae                                                               5.500%          5/2/06       3,900        3,926
Fannie Mae                                                               4.750%          1/2/07       6,000        5,801
Fannie Mae                                                               6.250%          2/1/11       3,300        3,280
Fannie Mae                                                               5.375%        11/15/11      39,624       37,582/M/
Federal Home Loan Bank                                                   6.250%         8/13/04         250          261
Federal Home Loan Bank                                                   5.800%         3/30/09         600          598
Overseas Private Investment Corporation                                  7.740%         8/15/07       3,000        3,709
Tennessee Valley Authority                                               5.375%        11/13/08       6,320        6,193
United States Treasury Bonds                                             7.875%         2/15/21       6,965        8,394/M/
United States Treasury Notes                                             6.625%         5/15/07       2,290        2,457/M/
United States Treasury Notes                                             5.000%         2/15/11       3,980        3,857/M/
United States Treasury Notes                                             5.000%         8/15/11       3,680        3,557/M/
                                                                                                                 -------
                                                                                                                  79,615

Indexed Securities                                           5.1%
United States Treasury Inflation-Indexed Security                        3.625%         1/15/08       3,333        3,420/E,M/
United States Treasury Inflation-Indexed Security                        3.875%         1/15/09       8,077        8,385/E/
United States Treasury Inflation-Indexed Security                        3.625%         4/15/28       7,216        7,346/E,M/
United States Treasury Inflation-Indexed Security                        3.875%         4/15/29      10,534       11,189/E,M/
United States Treasury Inflation-Indexed Security                        3.375%         4/15/32       1,817        1,802/E,M/
                                                                                                                 -------
                                                                                                                  32,142

Total U.S. Government and Agency Obligations
  (Identified Cost-- $113,747)                                                                                   111,757
-------------------------------------------------------------------------------------------------------------------------------

Western Asset Intermediate Portfolio

March 31, 2002
(Amounts inThousands)

-----------------------------------------------------------------------------------------------------------------------

                                                    % OF                        MATURITY
                                                 NET ASSETS       RATE           DATE           PAR          VALUE
                                                -----------------------------------------------------------------------
U.S. Government Agency
  Mortgage-backed Securities                         9.7%
Fixed-Rate Securities                                9.7%
Fannie Mae                                                       7.000%    4/1/08 to 9/1/31   $ 24,967     $ 25,531
Fannie Mae                                                       7.250%        1/15/10             200          217/M/
Fannie Mae                                                       6.000%    7/1/13 to 6/1/28      1,152        1,123
Fannie Mae                                                       6.500%    6/1/14 to 8/1/29      4,465        4,453
Fannie Mae                                                       8.000%         9/1/15             615          647
Fannie Mae                                                       5.500%         4/1/17           2,100        2,045/D/
Fannie Mae                                                       9.500%         4/1/21             261          287
Fannie Mae                                                       6.500%         4/1/32          11,480       11,419/D/
Freddie Mac                                                      8.500%         7/1/06              19           19
Freddie Mac                                                      7.760%         5/1/12             126          131
Freddie Mac                                                      6.500%   6/1/13 to 11/1/15        601          603
Freddie Mac                                                      7.500%          4/1/17            125          131
Freddie Mac                                                      9.300%         4/15/19            312          325
Freddie Mac                                                      7.500%          4/1/32         12,500       12,941/D/
Government National Mortgage Association                         9.500%         9/15/05             97          103
Government National Mortgage Association                         9.000%         6/15/06            117          125
Government National Mortgage Association                         7.000%   2/15/28 to 12/15/28      583          595
                                                                                                            -------
                                                                                                             60,695

Stripped Securities                                  N.M.
Fannie Mae                                                       0.000%         5/25/22            65            57/12/
Freddie Mac                                                     10.000%         3/1/21             56            11/11/
                                                                                                            -------
                                                                                                                 68
Variable-Rate Securities/C/                          N.M.
Fannie Mae                                                       5.840%         3/1/18             93            94
Freddie Mac                                                      6.138%         1/1/19             43            43
                                                                                                            -------
                                                                                                                137
Total U.S. Government Agency
  Mortgage-backed Securities
  (Identified Cost-- $60,859)                                                                                60,900
--------------------------------------------------------------------------------------------------------------------
Yankee Bonds/A/                                      5.8%
Banking & Finance                                    2.8%
GM Nova Scotia                                                   6.850%        10/15/08          3,100        3,034
Korea Development Bank                                           7.125%         4/22/04          1,000        1,037/M/
Nordea Bank Finland Plc                                          7.150%        12/29/49          3,955        4,017/B/
PDVSA Finance Ltd.                                               8.500%        11/16/12          3,000        2,595
Pemex Finance Ltd.                                               6.300%         5/15/10          1,000        1,003

Western Asset Intermediate Portfolio

March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------

                                               % OF                           MATURITY        PAR
                                             NET ASSETS         RATE            DATE         SHARES       VALUE
                                             ---------------------------------------------------------------------------
Yankee Bonds (CONTINUED)
Banking & Finance (continued)
Pemex Finance Ltd.                                              9.030%         2/15/11       $ 1,310      $ 1,465
Petrozuata Finance, Inc.                                        8.220%          4/1/17         1,590        1,049/B/
Royal Bank of Scotland Group plc                                9.118%         3/31/49         2,900        3,282
                                                                                                          -------
                                                                                                           17,482

Energy                                           0.7%
Korea Electric Power Corporation                                7.750%          4/1/13           190          196
Korea Electric Power Corporation                                7.000%          2/1/27         4,400        4,411
                                                                                                          -------
                                                                                                            4,607

Foreign Governments                              1.6%
Argentine Republic                                              0.000%        10/15/03         1,650          862/G/
Argentine Republic                                              0.000%        10/15/04         1,110          464/G/
Quebec Province                                                 6.125%         1/22/11         4,000        3,971/M/
United Mexican States                                           8.375%         1/14/11           500          524/M/
United Mexican States                                          11.500%         5/15/26         3,390        4,398
                                                                                                          -------
                                                                                                           10,219

Insurance                                        0.1%
XL Capital plc                                                  6.500%         1/15/12           700          690
                                                                                                          -------

Telecommunications                               0.6%
British Telecommunications plc                                  8.375%        12/15/10         3,530        3,822
                                                                                                          -------

Total Yankee Bonds
  (Identified Cost -- $37,277)                                                                             36,820
------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                 0.3%
Home Ownership Funding Corporation                             13.331%                             1 shs      390/B,H/
Home Ownership Funding Corporation II                          13.338%                             2        1,171/B,H/
                                                                                                          -------
Total Preferred Stocks
  (Identified Cost -- $1,942)                                                                               1,561
                                                                                                          -------

Total Long-Term Securities
  (Identified Cost -- $528,262)                                                                           525,323
------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                           14.1%
Corporate Bonds and Notes                        0.6%
Lehman Brothers Inc.                                            7.125%         7/15/02       $   300          304
Motorola, Inc.                                                  6.450%          2/1/03         3,000        2,995
Norfolk Southern Corporation                                    6.950%          5/1/02           300          301
                                                                                                          -------
                                                                                                            3,600

Western Asset Intermediate Portfolio


March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------
                                                                % OF                      MATURITY
                                                             NET ASSETS     RATE            DATE         PAR          VALUE
                                                          -----------------------------------------------------------------------
Short-Term Securities (CONTINUED)

Asset-backed Securities                                      N.M.
Delta Funding Home Equity Loan Trust 1999-2                                 6.000%        6/15/02      $  2,553     $     25/I1/
                                                                                                                    --------

U.S. Government and Agency Obligations                       0.4%
Fannie Mae                                                                  0.000%        8/14/02         2,300        2,284/G, K/
                                                                                                                    --------
Yankee Bonds/A/                                              0.2%
YPF Sociedad Anonima                                                        7.000%       10/26/02           717          706
YPF Sociedad Anonima                                                        7.500%       10/26/02           524          513
                                                                                                                    --------
                                                                                                                       1,219

Options Purchased/L/                                         N.M.
Eurodollar Futures Call, June 2002, Strike Price $96.75                                                      22/J         40
Eurodollar Futures Call, June 2002, Strike Price $97.00                                                      15/J         18
Eurodollar Futures Call, October 2002, Strike Price $96.50                                                  235/J        256
                                                                                                                    --------
                                                                                                                         314

Repurchase Agreements                                       12.9%
Goldman, Sachs & Company
  1.90%, dated 3/28/02, to be repurchased at $45,010 on
  4/1/02 (Collateral: $46,980 Freddie Mac notes, 5.625%
  due 3/15/11, value $46,018)                                                                            45,000       45,000
Merrill Lynch Government Securities, Inc.
  1.94%, dated 3/28/02, to be repurchased at $35,886 on
  4/1/02 (Collateral: $36,505 Fannie Mae bonds, 6.25% due
  7/19/11, value $37,034)                                                                                35,878       35,878
                                                                                                                    --------
                                                                                                                      80,878

Total Short-Term Securities
  (Identified Cost -- $88,538)                                                                                        88,320
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                           97.7%
  (Identified Cost -- $616,800)                                                                                      613,643
Other Assets Less Liabilities                                2.3%                                                     14,553
                                                                                                                    --------

Net Assets Consist of:
Accumulated paid-in capital applicable to 60,445 Institutional Class shares outstanding                $636,036
Under/(over) distributed net investment income                                                             (397)
Accumulated net realized gain/(loss) on investments, options, futures and swaps                          (3,565)
Unrealized appreciation/(depreciation) of investments, options, futures and swaps                        (3,878)
                                                                                                       --------


Net Assets                                                 100.0%                                                   $628,196
                                                                                                                    ========

Net Asset Value Per Share                                                                                           $  10.39
                                                                                                                    ========

Western Asset Intermediate Portfolio


March 31, 2002
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------

                                                                                  ACTUAL      APPRECIATION/
                                                                 EXPIRATION     CONTRACTS    (DEPRECIATION)
                                                               -------------------------------------------
Futures Contracts Purchased/L/

Eurodollar Futures                                                  June 2002       120          $  (2)
Eurodollar Futures                                             September 2002       106            (74)
U.S. Treasury Note Futures                                          June 2002       160           (302)
                                                                                                 -----
                                                                                                 $(378)
                                                                                                 -----

Futures Contracts Written/L/

U.S. Treasury Note Futures                                          June 2002        13          $  34
                                                                                                 -----

Options Written/L/

Deutsche Bank Swaption Put, Strike Price $100.00                     May 2002       220          $(135)
U.S. Treasury Note Call, Strike Price $107.00                        May 2002       158             63
                                                                                                 -----
                                                                                                 $ (72)
                                                                                                 -----
----------------------------------------------------------------------------------------------------------

/A/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.

/B/ Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 9.3% of net assets.

/C/ The coupon rates shown on variable-rate securities are the rates at March 31, 2002. These rates vary with the weighted average coupon of the underlying loans.

/D/ When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

/E/ United States Treasury Inflation-Indexed Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

/F/ Indexed Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR), the Consumer Price Index (CPI) or the one year Treasury Bill rate. The coupon rates are as of March 31, 2002.

/G/ Zero-coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

/H/ Stepped-coupon security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.

/I/ Stripped Security - Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

/J/  Represents actual number of contracts.

/K/  Collateral to cover futures contracts.

/L/ Options and Futures are described in more detail in the notes to financial statements.

/M/ All or a portion of these securities are on loan. See note 5 to the financial statements.

N.M. Not meaningful.

See notes to financial statements

STATEMENT OF NET ASSETS
Western Asset Core Portfolio

March 31, 2002
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------

                                                            % OF                    MATURITY
                                                         NET ASSETS     RATE          DATE       PAR         VALUE
                                                       ---------------------------------------------------------------
Long-Term Securities                                       114.0%

Corporate Bonds and Notes                                   27.0%
Aerospace/Defense                                            0.6%
Lockheed Martin Corporation                                             8.500%       12/1/29   $ 1,490      $ 1,734
Systems 2001 Asset Trust                                                6.664%       9/15/13     4,021        4,023/B/
                                                                                                            -------
                                                                                                              5,757

Automotive                                                   0.3%
Ford Motor Company                                                      7.450%       7/16/31     2,250        2,032
Ford Motor Company                                                      7.400%       11/1/46       730          644
                                                                                                            -------
                                                                                                              2,676

Banking & Finance                                           10.8%
Abbey National Capital Trust I                                          8.963%      12/29/49     1,350        1,517
Bank of America Corporation                                             5.250%        2/1/07     3,200        3,146
Bank One Capital III                                                    8.750%        9/1/30     4,000        4,374
Bank One Corporation                                                    7.875%        8/1/10     4,500        4,904
Boeing Capital Corporation                                              7.375%       9/27/10     3,240        3,405
CIT Group Inc.                                                          7.375%        4/2/07       710          715
Citigroup Inc.                                                          6.000%       2/21/12     8,070        7,812
Credit Suisse First Boston USA                                          5.875%        8/1/06     1,650        1,656
Dresdner Funding Trust I                                                8.151%       6/30/31     4,055        4,250/B/
Dryden Investor Trust                                                   7.157%       7/23/08    14,119       14,277/B/
Firstar Bank NA                                                         7.125%       12/1/09       450          468
Ford Motor Credit Company                                               5.750%       2/23/04     1,735        1,728
Ford Motor Credit Company                                               6.875%        2/1/06       790          785
Ford Motor Credit Company                                               7.375%      10/28/09     4,200        4,120
Ford Motor Credit Company                                               7.875%       6/15/10        20           20
Ford Motor Credit Company                                               7.375%        2/1/11     1,090        1,064
Ford Motor Credit Company                                               7.250%      10/25/11     5,000        4,817
General Electric Capital Corporation                                    6.810%       11/3/03       200          209
General Electric Capital Corporation                                    6.750%       3/15/32     4,880        4,683
General Motors Acceptance Corporation                                   7.625%       6/15/04       100          104
General Motors Acceptance Corporation                                   7.250%        3/2/11     2,220        2,213
General Motors Acceptance Corporation                                   0.000%       6/15/15    14,900        5,421/G/
Household Finance Corporation                                           7.875%        3/1/07     2,800        2,967
Household Finance Corporation                                           6.375%      10/15/11     1,260        1,203
J.P. Morgan & Co. Incorporated                                          3.123%       2/15/12     2,000        1,875/F/
J.P. Morgan Chase & Co.                                                 6.625%       3/15/12     2,990        2,959
Lehman Brothers Holdings Inc.                                           2.276%        7/6/04     5,000        4,983/F/
Morgan Stanley Dean Witter & Co.                                        7.750%       6/15/05       450          483
Qwest Capital Funding, Inc.                                             7.250%       2/15/11     1,080          874

Western Asset Core Portfolio


March 31, 2002
(Amounts in Thousands)


-------------------------------------------------------------------------------------------------------------------------

                                                          % OF                     MATURITY
                                                       NET ASSETS       RATE         DATE         PAR        VALUE
                                                     --------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Banking & Finance (continued)
Qwest Capital Funding, Inc.                                            7.750%       2/15/31     $   790     $    593
Salomon Smith Barney Holdings, Inc.                                    6.625%      11/15/03         200          208/N/
SB Treasury Company LLC                                                9.400%      12/29/49       2,930        2,718/B/
Texaco Capital Inc.                                                    5.500%       1/15/09       1,000          966
Texaco Capital Inc.                                                    8.000%        8/1/32       2,000        2,336
Verizon Global Funding Corp.                                           5.750%        4/1/03       2,940        2,968/B,L/
Verizon Global Funding Corp.                                           4.250%       9/15/05       5,550        5,550/L/
Verizon Global Funding Corp.                                           7.250%       12/1/10       1,720        1,764
Wells Fargo Bank NA, San Francisco                                     6.450%        2/1/11         690          693
                                                                                                            --------
                                                                                                             104,828

Cable                                                     0.4%
Continental Cablevision, Inc.                                          9.000%        9/1/08       2,200        2,384
TCI Communications, Inc.                                               6.375%        5/1/03       1,430        1,455
                                                                                                            --------
                                                                                                               3,839

Computer Services & Systems                               N.M.
International Business Machines Corporation                            5.250%       12/1/03         100          102
                                                                                                            --------

Consumer Products                                         0.2%
Unilever Capital Corporation                                           7.125%       11/1/10       1,730        1,832
                                                                                                            --------

Diversified Services                                      0.8%
Loews Corporation                                                      7.625%        6/1/23       5,459        5,269
Loews Corporation                                                      7.000%      10/15/23       3,000        2,704
                                                                                                            --------
                                                                                                               7,973

Electric                                                  0.4%
Mirant Americas Generation LLC                                         9.125%        5/1/31       1,000          855
Northern States Power Company                                          6.875%        8/1/09         250          252
System Energy Resources, Inc.                                          7.430%       1/15/11       2,318        2,318
The Detroit Edison Company                                             6.125%       10/1/10         920          888
                                                                                                            --------
                                                                                                               4,313

Energy                                                    0.5%
FirstEnergy Corp.                                                      6.450%      11/15/11       1,150        1,060
FirstEnergy Corp.                                                      7.375%      11/15/31       1,060          971
Progress Energy, Inc.                                                  7.100%        3/1/11       3,170        3,234
                                                                                                            --------
                                                                                                               5,265

Environmental Services                                    2.2%
Waste Management, Inc.                                                 6.375%       12/1/03       2,547        2,582
Waste Management, Inc.                                                 7.000%       10/1/04         290          296
Waste Management, Inc.                                                 7.125%       10/1/07       1,330        1,323
Waste Management, Inc.                                                 6.500%      11/15/08       5,000        4,789
Waste Management, Inc.                                                 6.875%       5/15/09       2,000        1,936

Western Asset Core Portfolio


March 31, 2002
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------------

                                                        % OF                         MATURITY
                                                      NET ASSETS        RATE          DATE           PAR         VALUE
                                                 --------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Environmental Services (continued)
Waste Management, Inc.                                                  7.375%        8/1/10      $ 4,999      $ 4,957/N/
Waste Management, Inc.                                                  7.125%       12/15/17       6,000        5,602
Waste Management, Inc.                                                  7.000%       7/15/28          130          116
Waste Management, Inc.                                                  7.375%       5/15/29          220          205
                                                                                                               -------
                                                                                                                21,806

Food, Beverage & Tobacco                                1.9%
Anheuser-Busch Companies, Inc.                                          6.800%        8/20/32       1,290        1,306
Nabisco Incorporated                                                    6.375%        2/1/05        4,250        4,342
Philip Morris Companies Inc.                                            7.750%        1/15/27       3,000        2,986
R.J. Reynolds Tobacco Holdings, Inc.                                    7.750%        5/15/06       4,810        4,985
R.J. Reynolds Tobacco Holdings, Inc.                                    7.875%        5/15/09       3,240        3,339
Sara Lee Corporation                                                    5.950%        1/20/05         200          206
The Pepsi Bottling Group Inc.                                           7.000%        3/1/29          900          922
                                                                                                               -------
                                                                                                                18,086

Gas & Pipeline Utilities                                1.6%
CMS Panhandle Holding Company                                           6.125%        3/15/04       1,700        1,713
Dynegy Holdings Inc.                                                    8.750%        2/15/12       5,000        5,231
Southern Natural Gas Company                                            8.000%         3/1/32       6,000        5,995
The Williams Companies, Inc.                                            8.750%        3/15/32       2,380        2,445/B/
                                                                                                               -------
                                                                                                                15,384

Industrial                                              0.3%
Scotia Pacific Company LLC                                              7.710%        1/20/14         610          447
UBS Preferred Funding Trust I                                           8.622%        10/1/49       1,850        2,046
                                                                                                               -------
                                                                                                                 2,493

Insurance                                               0.2%
Ace Capital Trust II                                                    9.700%         4/1/30       1,400        1,609
                                                                                                               -------

Media                                                   1.3%
News America Incorporated                                               7.625%        11/30/28      2,300        2,159
News America Incorporated                                               6.750%         1/9/38       6,400        6,080
Time Warner Inc.                                                        6.850%        1/15/26       2,000        2,031
Time Warner Inc.                                                        6.950%        1/15/28       2,500        2,292
                                                                                                               -------
                                                                                                                12,562

Oil & Gas                                               1.7%
Anadarko Finance Company                                                6.750%        5/1/11        4,900        4,919
Burlington Resources Finance Company                                    6.500%        12/1/11         420          410/B/
Conoco Funding Company                                                  6.350%       10/15/11       2,170        2,151
El Paso Corporation                                                     0.000%        2/28/21       5,960        2,526/G, L/
El Paso Corporation                                                     7.800%        8/1/31          160          156
El Paso Corporation                                                     7.750%        1/15/32       1,870        1,813
Sonat Inc.                                                              7.625%        7/15/11       5,000        4,938
                                                                                                               -------
                                                                                                                16,913

Western Asset Core Portfolio


March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------

                                                % OF                      MATURITY
                                             NET ASSETS       RATE         DATE         PAR        VALUE
                                           -----------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Paper & Forest Products                           0.2%
Weyerhaeuser Company                                          6.750%      3/15/12    $  970        $ 953/B/
Weyerhaeuser Company                                          7.375%      3/15/32       650          634/B/
                                                                                                --------
                                                                                                   1,587

Pharmaceuticals                                   1.2%
Abbott Laboratories                                           5.125%       7/1/04       200          204
Bristol-Myers Squibb Company                                  5.750%      10/1/11     5,950        5,722
Merck & Co., Inc.                                             6.750%      9/19/05     1,000        1,051
Merck & Co., Inc.                                             6.400%       3/1/28     1,000          968
Merck & Co., Inc.                                             5.950%      12/1/28     4,400        4,009
                                                                                                --------
                                                                                                  11,954

Real Estate                                       N.M.
Socgen Real Estate Co. LLC                                    7.640%     12/29/49       500          511/B/
                                                                                                --------
Retail                                            N.M.
Wal-Mart Stores, Inc.                                         5.450%       8/1/06       150          151/N/
                                                                                                --------

Telecommunications                                1.1%
AT&T Corp.                                                    8.000%     11/15/31       650          624/B/
Cox Communications Inc.                                       7.875%      8/15/09       640          656
GTE Hawaiian Telephone Company, Inc.                          7.375%       9/1/06       700          750
Sprint Capital Corp.                                          7.625%      1/30/11     1,370        1,300
WorldCom, Inc.                                                6.500%      5/15/04     5,000        4,502
WorldCom, Inc.                                                8.250%      5/15/10     2,010        1,746
WorldCom, Inc.                                                7.500%      5/15/11       420          346
WorldCom, Inc.                                                8.250%      5/15/31       940          747
                                                                                                --------
                                                                                                  10,671

Transportation                                    1.3%
American Airlines, Inc.                                       7.858%      10/1/11       800          821/B/
Consolidated Rail Corporation                                 7.875%      5/15/43       520          521
Delta Air Lines, Inc.                                         6.619%      3/18/11       935          927
Delta Air Lines, Inc.                                         6.361%      3/18/13     2,000        1,980
Southwest Airlines Co.                                        5.496%      11/1/06     9,000        8,795
                                                                                                --------
                                                                                                  13,044

Total Corporate Bonds and Notes
   (Identified Cost -- $265,814)                                                                 263,356
------------------------------------------------------------------------------------------------------------

Western Asset Core Portfolio


March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------

                                                             % OF                        MATURITY
                                                          NET ASSETS        RATE           DATE          PAR         VALUE
                                                        ----------------------------------------------------------------------
Asset-backed Securities                                     14.7%
Fixed-Rate Securities                                        4.6%
Advanta Mortgage Loan Trust 1999-3                                          7.590%        6/25/14        $ 600     $    640
Americredit Automobile Receivables Trust 2000-C                             6.970%        1/12/04          745          747
Centex Home Equity Loan Trust 2000-D                                        7.030%       11/25/15        1,161        1,164
Chevy Chase 1997-A                                                          7.650%       12/20/07          756          763
Chevy Chase Spread Account Trust 1998-A                                     6.850%       10/20/06        4,083        3,726/B/
Conseco Finance 2001-A                                                      5.680%        3/15/32          216          217
Conseco Finance 2001-B                                                      4.870%        6/15/32          415          417
Conseco Finance Home Loan Trust 2000-E                                      7.570%        5/15/22        2,700        2,849
Conseco Finance Securitizations Corp. 2000-4                                7.730%         5/1/32        2,000        2,074
Conseco Finance Securitizations Corp. 2000-5                                7.960%         2/1/32        4,700        4,967
Countrywide Asset-Backed Certificates 2001-BC1                              5.923%        5/25/18           97           97
Green Tree Home Improvement Loan Trust 1997-D                               7.450%        9/15/28        1,700        1,666
Green Tree Home Improvement Loan Trust 1998-F                               7.430%       10/15/20        4,210        4,228
Green Tree Recreational, Equipment and Consumer Trust 1998-A                6.710%        5/15/29        1,347        1,374
Greenpoint Manufactured Housing 1999-5                                      7.080%        2/15/18        6,271        6,303
Homeq Asset Backed Certificates 2001-I                                      5.270%        3/15/13        1,581        1,590
Indymac Home Equity Loan Asset-Backed Trust 2001-B                          4.866%       12/25/19          698          701
Irwin Home Equity Loan Trust 2001-1                                         7.100%        9/25/31       11,700       11,735
                                                                                                                   --------
                                                                                                                     45,258

Indexed Securities/F/                                       10.0%
Ace Securities Corp. 2001-AQ1                                               2.160%        4/25/31        1,416        1,416
Alpine Partners, L.P. 2000-1A                                               2.320%        10/8/09        9,651        9,632/B/
Amortizing Residential Collateral Trust 2002-BC1M                           2.180%         1/1/32        3,386        3,386
Associates Manufactured Housing Pass Through Certificates 1999-1            2.130%        7/15/30       10,012       10,003/B/
Bayview Financial Acquisition Trust 2000-C                                  2.290%        7/25/30        4,145        4,145/B/
Bayview Financial Acquisition Trust 2000-D                                  2.290%       11/25/30        7,800        7,800/B/
Bear Stearns Asset Backed Securities 2000-2                                 2.050%       12/25/30          443          444
Centex Home Equity 2000-C                                                   2.140%       10/25/30          369          369
Chase Funding Loan Acquisition Trust 2001-AD1                               2.130%       12/25/15        1,659        1,659
Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2                2.180%        5/25/30          391          391
CIT Group Home Equity Loan Trust 2002-1                                     2.199%       11/25/31       11,940       11,940
Countrywide Asset-Backed Certificates 2001-BC2                              2.150%        7/25/31        1,643        1,643
GRMT Mortgage Loan Trust 2001-1A                                            2.091%         5/1/31        4,239        4,239/B/
Household Home Equity Loan Trust 2002-1                                     2.270%       12/22/31        9,500        9,530
Long Beach Mortgage Loan Trust Series 2000-1                                2.160%        1/21/31        6,949        6,947
Mellon Residential Funding Corporation 2001-HE1L                            2.030%        1/25/08        3,399        3,398
Morgan Stanley Dean Witter Capital I 2001-XLF                               2.370%        10/7/13        2,398        2,398/B/
Option One Mortgage Loan Trust 2001-2                                       2.160%        8/25/31        2,260        2,260
Residential Asset Mortgage Products, Inc. 2000-RS3                          2.190%        9/25/30          269          269

Western Asset Core Portfolio

March 31, 2002
(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------------------
                                                          % OF                    MATURITY
                                                       NET ASSETS        RATE       DATE         PAR       VALUE
                                                       -------------------------------------------------------------
Asset-backed Securities (CONTINUED)
Indexed Securities (continued)
Residential Asset Securities Corporation 2001-KS2                       2.130%     5/25/08     $ 2,663    $  2,658
Residential Asset Securities Corporation 2001-KS3                       2.130%     9/25/31       1,490       1,487
SLM Student Loan Trust 1997-3                                           2.370%     4/25/06       1,098       1,098
SLM Student Loan Trust 1998-2                                           2.450%     4/25/07         363         364
World Omni Automobile Lease SecuritizationTrust 2001-AA                 2.021%     4/20/04       6,108       6,108/B/
Xerox Equipment Lease Owner Trust 2001-1                                3.900%     2/15/08       3,766       3,784/B/
                                                                                                          --------
                                                                                                            97,368

Stripped Securities                                          0.1%
Bayview Financial Aquisition Trust 2002-AA                             14.000%     7/25/04       3,559         570/B,I1/
                                                                                                          --------

Total Asset-backed Securities
   (Identified Cost-- $142,891)                                                                            143,196
--------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities                                   8.0%
Fixed-Rate Securities                                        4.4%
Asset Securitization Corporation 1996-D2                                6.920%     2/14/29       5,576       5,813
CAPCO America Securitization Corporation 1998-D7                        6.260%     9/15/08       3,000       3,039
Commercial Mortgage Asset Trust 1999-C1                                 6.640%     9/17/10         600         616
Criimi Mae Commercial Mortgage Trust 1998-C1                            7.000%      6/2/33       7,838       7,798/B/
LB-UBS Commercial Mortgage Trust 2000-C3                                7.950%     1/15/10       8,400       9,199
Merrill Lynch Mortgage Investors, Inc. 1996-C2                          6.960%    11/21/28       1,358       1,396
Nomura Asset Securities Corporation 1996-MD5A                           7.070%     4/13/36       3,754       3,915
Nomura Asset Securities Corporation 1996-MD5B                           7.120%     4/13/36       4,500       4,735
Nomura Asset Securities Corporation 1998-D6                             6.590%     3/15/30       5,500       5,687
                                                                                                          --------
                                                                                                            42,198

Indexed Securities/F/                                        3.4%
CS First Boston Mortgage Securities
   Corporation 2001-TFLA                                                2.350%    12/15/11       6,190       6,190/B/
Impac CMB Trust 2001-1                                                  2.180%     7/25/31       8,508       8,515
J.P. Morgan Commercial Mortgage Finance
   Corp. 2000-FL1                                                       2.180%     4/15/10       1,475       1,473/B/
J.P. Morgan Chase Commercial Mortgage Securities
   Corp. 2001-FL1A                                                      2.150%     6/13/16       9,842       9,825/B/
Medallion Trust 2000-1G                                                 2.061%     7/12/31         605         608
Medallion Trust 2000-2G                                                 2.190%    12/18/31       5,175       5,178
Prudential Securities Financing Corp. 1995-1                            2.510%     4/25/26          19          19
Salomon Brothers Mortgage Securities VII, Inc. 1999-NC5                 2.390%     1/25/29       1,068       1,073
Washington Mutual 2000-1                                                2.190%     6/25/24         370         370
                                                                                                          --------
                                                                                                            33,251

Western Asset Core Portfolio

March 31, 2002
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------
                                                          % OF                   MATURITY
                                                       NET ASSETS    RATE          DATE      PAR       VALUE
----------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities (CONTINUED)
Stripped Securities                                        0.2%
FFCA Secured Lending Corporation 1999-1A                             1.765%      3/18/16   $14,698   $    878/B,I1/
LB-UBS Commercial Mortgage Trust 2001-C3                             0.989%      6/15/36    19,964      1,183/B,I1/
Structured Mortgage Asset Residential Trust 1991-3                2500.000%      8/25/22      0.01      0.001/I1/
Structured Mortgage Asset Residential Trust 1991-8                   0.114%      1/25/23     2,712          2/I1/
                                                                                                     --------
                                                                                                        2,063

Variable-Rate Securities/C/                                 N.M.
Resolution Trust Corporation 1995-1                                  6.487%     10/25/28        33         34
                                                                                                     --------

Total Mortgage-backed Securities
   (Identified Cost-- $75,416)                                                                         77,546
----------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                    20.4%
Fixed-Rate Securities                                      9.6%
Fannie Mae                                                           4.000%      10/8/04       150        149
Fannie Mae                                                           5.250%      4/15/07       454        452/N/
Fannie Mae                                                           6.000%      5/15/11     5,460      5,444/N/
Fannie Mae                                                           5.375%     11/15/11       840        797/N/
Fannie Mae                                                           6.625%     11/15/30     8,000      8,062/N/
Federal Home Loan Bank                                               7.250%      2/15/07       100        108
Tennessee Valley Authority                                           5.375%     11/13/08     4,740      4,644
Tennessee Valley Authority                                           6.750%      11/1/25     3,460      3,514
Tennessee Valley Authority                                           7.125%       5/1/30     6,030      6,414
United States Treasury Bonds                                        11.125%      8/15/03       530        586
United States Treasury Bonds                                         6.750%      8/15/26     6,700      7,294/N/
United States Treasury Bonds                                         5.250%     11/15/28    23,715     21,321
United States Treasury Bonds                                         5.375%      2/15/31     3,640      3,416
United States Treasury Notes                                         3.500%     11/15/06    21,000     19,904
United States Treasury Notes                                         4.875%      2/15/12    11,830     11,350/N/
                                                                                                     --------
                                                                                                       93,455

Indexed Securities                                         8.8%
United States Treasury Inflation-Indexed Security                    3.500%      1/15/11     3,215      3,260/E,N/
United States Treasury Inflation-Indexed Security                    3.625%      4/15/28    15,844     16,131/E/
United States Treasury Inflation-Indexed Security                    3.875%      4/15/29    55,516     58,969/E,N/
United States Treasury Inflation-Indexed Security                    3.375%      4/15/32     7,172      7,114/E,N/
                                                                                                     --------
                                                                                                       85,474

Stripped Securities                                        2.0%
United States Treasury Bonds                                         0.000%      5/15/17     2,450        962/I2,N/
United States Treasury Bonds                                         0.000%      2/15/19     2,830        990/I2/
United States Treasury Bonds                                         0.000%     11/15/24    38,460      9,590/I2/
United States Treasury Bonds                                         0.000%      8/15/27     1,630        349/I2/
United States Treasury Bonds                                         0.000%     11/15/27    36,860      7,788/I2/
                                                                                                     --------
                                                                                                       19,679

Total U.S. Government and Agency Obligations
   (Identified Cost-- $202,769)                                                                       198,608
----------------------------------------------------------------------------------------------------------------

Western Asset Core Portfolio

March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
                                                            % OF                           MATURITY
                                                         NET ASSETS          RATE            DATE           PAR          VALUE
                                                       -----------------------------------------------------------------------------
U.S. Government Agency
  Mortgage-backed Securities                                37.5%
Fixed-Rate Securities                                       37.4%
Fannie Mae                                                                  7.000%      9/1/07 to 9/1/31   $25,195     $ 25,789
Fannie Mae                                                                  8.000%                5/1/15       196          206
Fannie Mae                                                                  6.000%                4/1/17     3,298        3,285/D/
Fannie Mae                                                                  7.500%      6/1/25 to 7/1/29    10,069       10,473
Fannie Mae                                                                  6.000%      1/1/26 to 5/1/28     5,132        4,997
Fannie Mae                                                                  6.500%      7/1/28 to 8/1/29    47,661       47,498
Fannie Mae                                                                  6.000%                4/1/32     5,700        5,522/D/
Freddie Mac                                                                 6.750%                5/1/04        27           27
Freddie Mac                                                                 7.500%                4/1/06        22           23
Freddie Mac                                                                 9.750%                7/1/08        99          107
Freddie Mac                                                                 5.500%     12/1/13 to 2/1/14     2,694        2,640
Freddie Mac                                                                 9.300%               4/15/19       601          625
Freddie Mac                                                                 7.000%      4/1/24 to 5/1/29     5,707        5,833
Freddie Mac                                                                 6.000%      2/1/29 to 5/1/29     1,482        1,441
Freddie Mac                                                                 6.500%                4/1/32     5,520        5,496/D/
Freddie Mac                                                                 7.000%                4/1/32    41,700       42,495/D/
Government National Mortgage Association                                   10.250%               6/15/03         3            3
Government National Mortgage Association                                   10.000%              11/15/09         2            2
Government National Mortgage Association                                    8.000%   10/15/16 to 7/15/17     1,319        1,411
Government National Mortgage Association                                    7.500%   10/15/22 to 9/15/29     5,384        5,627
Government National Mortgage Association                                    7.000%   6/15/23 to 12/15/28     4,690        4,800
Government National Mortgage Association                                    6.500%   10/15/23 to 9/15/28     3,943        3,960
Government National Mortgage Association                                    6.000%   1/15/28 to 12/15/28     1,545        1,501
Government National Mortgage Association                                    6.000%               4/15/32     9,850       58,073/D/
Government National Mortgage Association                                    6.500%               4/15/32   111,970      111,550/D/
Government National Mortgage Association                                    7.000%               4/15/32    19,400       19,776/D/
Government National Mortgage Association                                    7.500%               4/15/32       500          520/D/
                                                                                                                       --------
                                                                                                                        363,680

Stripped Securities                                          0.1%
Fannie Mae                                                                  9.500%                2/1/17        74           15/I1/
Fannie Mae                                                                  0.000%               2/25/20     0.056            2/I2/
Fannie Mae                                                                  0.000%               8/25/21         1           12/I2/
Fannie Mae                                                                  0.000%               5/25/22       648          575/I2/
Financing Corporation                                                       0.000%                4/5/19     1,150          364/I2/
Freddie Mac                                                                10.000%                3/1/21       623          118/I1/
Freddie Mac                                                                 0.000%               7/15/22        97           83/I2/
                                                                                                                       --------
                                                                                                                          1,169

Total U.S. Government Agency
  Mortgage-backed Securities
  (Identified Cost -- $364,336)                                                                                         364,849
------------------------------------------------------------------------------------------------------------------------------------

Western Asset Core Portfolio

March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------
                                                          % OF                       MATURITY
                                                      NET ASSETS       RATE            DATE        PAR          VALUE
                                                    --------------------------------------------------------------------------
Yankee Bonds/A/                                          5.8%
Banking & Finance                                        1.6%
Asian Development Bank                                                4.875%          2/5/07     $ 1,690      $ 1,655
CVRD Finance LTD                                                      2.525%        10/15/07       3,300        3,300/F/
PDVSA Finance Ltd.                                                    8.500%        11/16/12       2,260        1,955
Pemex Finance Ltd.                                                    9.030%         2/15/11       2,260        2,527
Petrozuata Finance, Inc.                                              8.220%          4/1/17       6,390        4,217/B/
Redwood Capital I Ltd                                                 5.048%          1/1/04         700          700/B,F/
Royal Bank of Scotland Group plc                                      8.817%         3/31/49         870          933
                                                                                                              -------
                                                                                                               15,287

Electric                                                 0.6%
Hydro-Quebec                                                          6.300%         5/11/11         800          804
Hydro-Quebec                                                          8.050%          7/7/24       4,895        5,569
                                                                                                              -------
                                                                                                                6,373

Energy                                                   0.3%
Korea Electric Power Corporation                                      7.750%          4/1/13       2,610        2,692
                                                                                                              -------

Foreign Governments                                      2.0%
Argentine Republic                                                    0.000%        10/15/03       3,170        1,656/G/
Argentine Republic                                                    0.000%        10/15/04       2,230          931/G/
Quebec Province                                                       5.500%         4/11/06         200          201
Quebec Province                                                       7.125%          2/9/24         530          548
Quebec Province                                                       7.500%         9/15/29         435          472
United Mexican States                                                 8.375%         1/14/11         860          901
United Mexican States                                                11.500%         5/15/26      11,540       14,973
                                                                                                              -------
                                                                                                               19,682

Insurance                                                0.5%
Atlas Reinsurance PLC                                                 4.288%          1/7/05         250          252/B,F/
Korea Deposit Insurance                                               2.500%        12/11/05       4,450        4,425/B/
                                                                                                              -------
                                                                                                                4,677

Manufacturing (Diversified)                              0.2%
Tyco International Group SA                                           6.875%         1/15/29       2,000        1,682
                                                                                                              -------

Oil & Gas                                                0.2%
YPF Sociedad Anonima                                                  7.750%         8/27/07       3,250        2,535
                                                                                                              -------

Telecommunications                                       0.4%
British Telecommunications plc                                        8.375%        12/15/10       1,755        1,900/N/
British Telecommunications plc                                        8.625%        12/15/30         880        1,000

Western Asset Core Portfolio



March 31, 2002
(Amounts in Thousands)

--------------------------------------------------------------------------------

                                                      % OF                 MATURITY     PAR/
                                                  NET ASSETS     RATE        DATE      SHARES             VALUE
                                               --------------------------------------------------------------------------
Yankee Bonds (CONTINUED)
Telecommunications (continued)
France Telecom SA                                                8.500%      3/1/31    $  460          $      492
Singapore Telecommunications Limited                             7.375%     12/1/31       500                 489/B/
                                                                                                       ----------
                                                                                                            3,881

Total Yankee Bonds
   (Identified Cost-- $58,757)                                                                             56,809
-------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                     0.6%
Home Ownership Funding Corporation                              13.331%                     6 shs           3,625/B,H/
Home Ownership Funding Corporation II                           13.338%                     3               2,081/B,H/
                                                                                                       ----------
Total Preferred Stocks
   (Identified Cost -- $7,951)                                                                              5,706
                                                                                                       ----------

Total Long-Term Securities
   (Identified Cost -- $1,117,934)                                                                      1,110,070
-------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                               14.5%
Corporate Bonds and Notes                            0.8%
AT&T Corp.                                                       3.034%      8/6/02    $2,500               2,500/B/
General Motors Acceptance Corporation                            2.224%     1/17/03     3,000               2,987/F/
MCI Communications Corporation                                   6.125%     4/15/02       400                 399
Merrill Lynch & Co., Inc.                                        7.250%      4/4/02       175                 175
Pitney Bowes Credit Corporation                                  5.650%     1/15/03       200                 203
Qwest Corporation                                                6.375%    10/15/02       900                 884
Southwestern Bell Telephone Company                              6.250%    10/15/02       200                 204
Target Corporation                                               6.400%     2/15/03       150                 153
The Hertz Corporation                                            7.000%      5/1/02        50                  50
                                                                                                       ----------
                                                                                                            7,555

Asset-backed Securities                              0.1%
BMW Vehicle Lease Trust 2000-A                                   6.650%     2/25/03     1,126               1,129
                                                                                                       ----------

Mortgage-backed Securities                           N.M.
CDC Depositor Loan Trust 1999-ST1B                               2.278%     1/15/03       199                 199/B,F/
                                                                                                       ----------

U.S. Government and Agency Obligations               0.9%
Fannie Mae                                                       0.000%     8/14/02     8,700               8,639/G,K/
Federal Home Loan Bank                                           5.325%     4/15/02        75                  75
                                                                                                       ----------
                                                                                                            8,714

U.S. Government Agency
   Mortgage-backed Securities                        N.M.
Freddie Mac                                                      9.250%      6/1/02        26                  27
Government National Mortgage Association                         9.500%     3/15/03        12                  12
                                                                                                       ----------
                                                                                                               39

Western Asset Core Portfolio



March 31, 2002
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        % OF                MATURITY
                                                                    NET ASSETS     RATE       DATE        PAR            VALUE
                                                                  -----------------------------------------------------------------
Short-Term Securities (CONTINUED)
Yankee Bonds/A/                                                         0.1%
SBC Glacier Finance LTD                                                           2.081%    9/10/02    $    274       $      274/F/
YPF Sociedad Anonima                                                              7.500%   10/26/02         398              390
                                                                                                                      ----------
                                                                                                                             664

Options Purchased/M/                                                    0.7%
Eurodollar Futures Call, October 2002, Strike Price $96.00                                                  433/J/           888
Eurodollar Futures Call, October 2002, Strike Price $96.50                                                  249/J/           271
Eurodollar Futures Call, December 2002, Strike Price $95.00                                               1,756/J/         5,180
Eurodollar Futures Put, October 2002, Strike Price $96.00                                                    38/J/             9
Eurodollar Futures Put, January 2003, Strike Price $95.00                                                   350/J/            96
U.S. Treasury Bond Futures Put, June 2002, Strike Price $95.00                                              110/J/            57
                                                                                                                      ----------
                                                                                                                           6,501

Repurchase Agreements                                                  11.9%
Goldman, Sachs & Company
   1.90% dated 3/28/02, to be repurchased at $80,017
   on 4/1/02 (Collateral: $83,515 Freddie Mac bonds,
   5.63% due 3/15/11, value $81,806)                                                                     80,000           80,000
Merrill Lynch Government Securities, Inc.
   1.94% dated 3/28/02, to be repurchased at $36,462
   on 4/1/02 (Collateral: $35,625 Freddie Mac notes,
   7.00% due 2/15/03, value $37,481)                                                                     36,454           36,454
                                                                                                                      ----------
                                                                                                                         116,454

Total Short-Term Securities
   (Identified Cost-- $142,347)                                                                                          141,255
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                     128.5%
   (Identified Cost-- $1,260,281)                                                                                      1,251,325
Other Assets Less Liabilities                                         (28.5)%                                           (277,896)
                                                                                                                      ----------

Net Assets Consist of:
Accumulated paid-in capital applicable to:
   88,267 Institutional Class shares outstanding                                                       $977,314
      171 Financial Intermediary Class shares outstanding                                                 1,830
Under/(over) distributed net investment income                                                             (403)
Accumulated net realized gain/(loss) on investments,
   options, futures and swaps                                                                             7,070
Unrealized appreciation/(depreciation) of investments,
   options, futures and swaps                                                                           (12,382)
                                                                                                       --------

Net Assets                                                            100.0%                                          $  973,429
                                                                                                                      ==========

Net Asset Value Per Share

  Institutional Class                                                                                                 $    11.01
                                                                                                                      ==========
  Financial Intermediary Class                                                                                        $    11.02
                                                                                                                      ==========

Western Asset Core Portfolio


March 31, 2002
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------

                                                                                        ACTUAL            APPRECIATION/
                                                                   EXPIRATION          CONTRACTS         (DEPRECIATION)
                                                                  -----------------------------------------------------
Futures Contracts Purchased/M/
U.S. Treasury Bond Futures                                             June 2002           754               $(1,764)
U.S. Treasury Bond Futures                                             June 2002           353                  (465)
                                                                                                             -------
                                                                                                             $(2,229)
                                                                                                             -------

Futures Contracts Written/M/
U.S. Treasury Note Futures                                             June 2002         1,164               $ 1,441
U.S. Treasury Note Futures                                             June 2002         1,366                 1,522
                                                                                                             -------
                                                                                                             $ 2,963
                                                                                                             -------

Options Written/M/
Deutsche Bank Swaption Put, Strike Price $100.00                        May 2002           302               $  (186)
Eurodollar Futures Call, Strike Price $97.25                      September 2002           121                     8
Eurodollar Futures Call, Strike Price $96.50                       December 2002           509                    (5)
Eurodollar Futures Call, Strike Price $97.00                       December 2002           352                   189
Eurodollar Futures Call, Strike Price $96.25                          March 2003           278                     6
Eurodollar Futures Put, Strike Price $96.75                       September 2002            38                    (7)
Eurodollar Futures Put, Strike Price $96.50                        December 2002           490                  (361)
Goldman Sachs Swaption Put, Strike Price $100.00                     August 2002           122                    79
Goldman Sachs Swaption Put, Strike Price $100.00                     August 2002           122                   (44)
U.S. Treasury Bond Futures Call, Strike Price $100.00                  June 2002           636                    61
U.S. Treasury Bond Futures Call, Strike Price $103.00                  June 2002           605                   138
U.S. Treasury Bond Futures Call, Strike Price $104.00                  June 2002           198                   185
U.S. Treasury Bond Futures Call, Strike Price $106.00                  June 2002           378                    95
U.S. Treasury Note Futures Call, Strike Price $106.00                  June 2002           385                   139
U.S. Treasury Note Futures Call, Strike Price $107.00                  June 2002           582                   435
U.S. Treasury Note Futures Call, Strike Price $104.00             September 2002           335                    14
U.S. Treasury Note Futures Call, Strike Price $106.00             September 2002           328                     5
U.S. Treasury Note Futures Put, Strike Price $100.00                   June 2002           789                    88
                                                                                                             -------
                                                                                                             $   839
                                                                                                             -------

/A/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/B/ Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 13.6% of net assets.
/C/ The coupon rates shown on variable-rate securities are the rates at March 31, 2002. These rates vary with the weighted average coupon of the underlying loans.
/D/ When-issued security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/E/ U.S. Treasury Inflation-Indexed Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/F/ Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offerred Rate (LIBOR), Consumer Price Index
        (CPI), or the One Year Treasury Bill rate. The coupon rates are as of March 31, 2002.
/G/ Zero-coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/H/ Stepped-coupon security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.
/I/ Stripped Security - Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/J/     Represents actual number of contracts.
/K/     Collateral to cover futures contracts.
/L/     Convertible Bond - Bond may be converted into common stock of the company.
/M/ Options and Futures are described in more detail in the notes to financial statements.
/N/ All or a portion of these securities are on loan. See note 5 to the financial statements.
 N.M.   Not meaningful.

See notes to financial statementsStatement of Net Assets

STATEMENT OF NET ASSETS
Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------

                                                            % OF                          MATURITY
                                                         NET ASSETS         RATE            DATE       PAR         VALUE
                                                      ----------------------------------------------------------------------
Long-Term Securities                                       112.0%

Corporate Bonds and Notes                                   27.6%
Aerospace/Defense                                            1.7%
Lockheed Martin Corporation                                                 7.650%          5/1/16   $ 4,000      $ 4,285
Lockheed Martin Corporation                                                 8.500%         12/1/29     1,300        1,513
Raytheon Company                                                            6.400%         2/15/18     6,000        5,447
Systems 2001 Asset Trust                                                    6.664%         9/15/13     3,955        3,958/B/
The Boeing Company                                                          6.625%         2/15/38     1,510        1,398
                                                                                                                  -------
                                                                                                                   16,601

Auto Parts & Equipment                                       0.2%
American Axle & Manufacturing Inc.                                          9.750%          3/1/09       258          275
Lear Corporation                                                            7.960%         5/15/05       320          328
Visteon Corporation                                                         8.250%          8/1/10     1,545        1,571
                                                                                                                  -------
                                                                                                                    2,174

Automotive                                                   0.5%
DaimlerChrysler NA Holding Corp.                                            7.300%         1/15/12     2,690        2,702
Ford Motor Company                                                          7.450%         7/16/31     3,040        2,746
                                                                                                                  -------
                                                                                                                    5,448

Banking & Finance                                            8.7%
Associates Corporation of North America                                     2.150%          5/8/03       600          599/F/
Bank of America Corporation                                                 5.250%          2/1/07       400          393
Bank of America Corporation                                                 7.400%         1/15/11     2,210        2,335
Bank One Capital III                                                        8.750%          9/1/30     1,400        1,531
CIT Group Inc.                                                              7.375%          4/2/07       250          252
Citigroup Inc.                                                              5.500%          8/9/06     4,000        4,008
Credit Suisse First Boston USA                                              5.875%          8/1/06     1,190        1,194
Dresdner Funding Trust I                                                    8.151%         6/30/31       305          320/B/
Dryden Investor Trust                                                       7.157%         7/23/08     1,635        1,653/B/
Firstar Bank NA                                                             7.125%         12/1/09       350          364
Ford Motor Credit Company                                                   5.750%         2/23/04       480          478
Ford Motor Credit Company                                                   6.875%          2/1/06       790          785
Ford Motor Credit Company                                                   7.875%         6/15/10     1,500        1,507
Ford Motor Credit Company                                                   7.375%          2/1/11     2,610        2,548
Ford Motor Credit Company                                                   7.250%        10/25/11    10,000        9,634
General Electric Capital Corporation                                        6.750%         3/15/32     4,830        4,635
General Motors Acceptance Corporation                                       6.750%         1/15/06     3,730        3,764
General Motors Acceptance Corporation                                       7.250%          3/2/11     1,400        1,396
General Motors Acceptance Corporation                                       0.000%         12/1/12     2,090          871/G/
Household Finance Corporation                                               7.200%         7/15/06     3,750        3,871
Household Finance Corporation                                               6.375%          8/1/10     1,000          952
IBJ Preferred Capital Corp. LLC                                             8.790%        12/29/49     3,380        2,590/B/
J.P. Morgan Capital Trust II                                                7.950%          2/1/27        20           20

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------------
                                                 % OF                          MATURITY
                                              NET ASSETS        RATE             DATE            PAR          VALUE
                                           ------------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Banking and Finance (continued)
J.P. Morgan Chase & Co.                                         6.625%           3/15/12       $   4,310      $ 4,265
Lehman Brothers Holdings Inc.                                   6.125%           7/15/03             480          494
Lehman Brothers Holdings Inc.                                   2.431%           10/2/03           2,000        2,004/F/
Lehman Brothers Holdings Inc.                                   6.625%            4/1/04             340          354
Lehman Brothers Holdings Inc.                                   7.000%            2/1/08             160          165
Morgan Stanley Dean Witter & Co.                                6.600%            4/1/12           3,500        3,462
SB Treasury Company LLC                                         9.400%          12/29/49             360          334/B/
Texaco Capital Inc.                                             5.500%           1/15/09           1,600        1,546
Texaco Capital Inc.                                             8.000%            8/1/32           1,250        1,460
The Goldman Sachs Group, Inc.                                   7.800%           1/28/10           2,400        2,560
Verizon Global Funding Corp.                                    5.750%            4/1/03          10,250       10,368/B,/L/
Verizon Global Funding Corp.                                    5.750%            4/1/03           2,210        2,231/L/
Verizon Global Funding Corp.                                    4.250%           9/15/05           6,280        6,280/L/
Wells Fargo Bank NA, San Francisco                              6.450%            2/1/11           2,750        2,760
Zurich Capital Trust I                                          8.376%            6/1/37           2,550        2,496/B/
                                                                                                             --------
                                                                                                               86,479

Building Materials                               0.2%
American Standard Inc.                                          7.375%           4/15/05             417          421
American Standard Inc.                                          7.375%            2/1/08             370          374
American Standard Inc.                                          8.250%            6/1/09             108          112
American Standard Inc.                                          7.625%           2/15/10              19           19
Nortek, Inc.                                                    9.250%           3/15/07             313          323
Nortek, Inc.                                                    8.875%            8/1/08             470          482
                                                                                                             --------
                                                                                                                1,731

Cable                                           0.5%
Adelphia Communications Corporation                            10.250%           11/1/06             220          205
Adelphia Communications Corporation                            10.875%           10/1/10              40           38
Cablevision Systems New York Group                              8.125%           8/15/09             176          176
Century Communications Corp.                                    8.750%           10/1/07             160          148
Charter Communications Holdings, LLC                            8.625%            4/1/09             954          861
Comcast Cable Communications                                    6.750%           1/30/11             680          660
Continental Cablevision, Inc.                                   9.000%            9/1/08           1,060        1,148
Cox Communications, Inc.                                        0.426%           4/19/20             230           97/L/
CSC Holdings Inc.                                               8.125%           7/15/09             590          589
CSC Holdings Inc.                                               7.625%            4/1/11             915          881
Mediacom Capital Corporation                                    9.500%           1/15/13             321          337
TCI Communications, Inc.                                        6.375%            5/1/03              80           81
                                                                                                             --------
                                                                                                                5,221

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------
                                                 % OF                          MATURITY
                                              NET ASSETS        RATE             DATE            PAR          VALUE
                                           ---------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Chemicals                                        0.3%
E. I. du Pont de Nemours and Company                            6.500%          1/15/28        $    50      $     48
Georgia Gulf Corporation                                       10.375%          11/1/07             35            38
Hercules Incorporated                                          11.125%         11/15/07             12            13/B/
IMC Global Inc.                                                10.875%           6/1/08            128           141
IMC Global Inc.                                                11.250%           6/1/11            132           146
Lyondell Chemical Company                                       9.500%         12/15/08            110           112/B/
The Dow Chemical Company                                        5.250%          5/14/04          2,100         2,113
                                                                                                            --------
                                                                                                               2,611

Computer Services & Systems                      0.1%
Electronic Data Systems Corporation                             7.450%         10/15/29            900           936
Unisys Corporation                                              7.250%          1/15/05            554           551
                                                                                                            --------
                                                                                                               1,487

Consumer Products                                0.2%
Unilever Capital Corporation                                    7.125%          11/1/10          1,450         1,535
                                                                                                            --------

Containers & Packaging                           0.1%
Packaging Corp of America                                       9.625%           4/1/09            550           600


Diversified Services                             1.5%
Loews Corporation                                               3.125%          9/15/07         12,000        10,207/L/
Loews Corporation                                               7.625%           6/1/23          1,500         1,448
Loews Corporation                                               7.000%         10/15/23          3,150         2,839
                                                                                                            --------
                                                                                                              14,494

Electric                                         0.5%
Mirant Americas Generation LLC                                  9.125%           5/1/31          1,500         1,283
Niagara Mohawk Power Corporation                                7.750%          10/1/08            500           535
Niagara Mohawk Power Corporation                                0.000%           7/1/10          1,600         1,527/H/
Orion Power Holdings, Inc.                                     12.000%           5/1/10            250           290
Pacific Gas and Electric Company                                7.250%           8/1/26          1,000           970
System Energy Resources, Inc.                                   7.430%           /15/11            102           102
The AES Corporation                                             9.500%           6/1/09            609           475
                                                                                                            --------
                                                                                                               5,182

Energy                                           0.7%
Calpine Corporation                                             8.250%          8/15/05            470           374
Calpine Corporation                                             7.750%          4/15/09             38            30
Calpine Corporation                                             8.625%          8/15/10            180           142
Calpine Corporation                                             8.500%          2/15/11          2,118         1,657

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)


---------------------------------------------------------------------------------------------------------------------------------

                                                          % OF                              MATURITY
                                                       NET ASSETS            RATE             DATE         PAR          VALUE
                                                      ---------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Energy (continued)
Calpine Corporation                                                         0.000%           4/30/21     $ 450        $ 445/G,L/
CMS Energy Corporation                                                      9.875%          10/15/07       756          818
CMS Energy Corporation                                                      7.500%           1/15/09       212          209
CMS Energy Corporation                                                      8.500%           4/15/11       360          370
FirstEnergy Corp.                                                           6.450%          11/15/11     1,050          968
FirstEnergy Corp.                                                           7.375%          11/15/31       970          888
Peabody Energy Corporation                                                  8.875%           5/15/08       888          943
Peabody Energy Corporation                                                  9.625%           5/15/08       180          192
                                                                                                                  ---------
                                                                                                                      7,036

Entertainment                                                 N.M.
Six Flags, Inc.                                                             0.000%            4/1/08        43           41/H/
Six Flags, Inc.                                                             9.500%            2/1/09        62           64
                                                                                                                  ---------
                                                                                                                        105

Environmental Services                                       2.3%
Allied Waste North America Incorporated                                     8.875%            4/1/08     1,337        1,367
Allied Waste North America Incorporated                                     8.500%           12/1/08       150          151/B/
Safety-Kleen Corp.                                                          9.250%           5/15/09        86        0.008/M/
Waste Management, Inc.                                                      6.375%           12/1/03     1,030        1,044
Waste Management, Inc.                                                      7.000%           10/1/04       120          122
Waste Management, Inc.                                                      7.000%          10/15/06     2,545        2,556
Waste Management, Inc.                                                      7.125%           10/1/07     1,060        1,054
Waste Management, Inc.                                                      6.875%           5/15/09     8,000        7,744
Waste Management, Inc.                                                      7.375%            8/1/10     6,985        6,926
Waste Management, Inc.                                                      7.125%          12/15/17       500          467
Waste Management, Inc.                                                      7.000%           7/15/28     2,040        1,824
Waste Management, Inc.                                                      7.375%           5/15/29        80           74
                                                                                                                  ---------
                                                                                                                     23,329

Food, Beverage & Tobacco                                     1.5%
Anheuser-Busch Companies, Inc.                                              6.800%           8/20/32       900          911
Bestfoods                                                                   5.600%          10/15/97       900          699
Constellation Brands, Inc.                                                  8.000%           2/15/08       249          256
Nabisco Inc.                                                                7.550%           6/15/15     3,460        3,743
Philip Morris Companies Inc.                                                7.750%           1/15/27     6,250        6,220
R.J. Reynolds Tobacco Holdings, Inc.                                        7.750%           5/15/06     1,080        1,119
R.J. Reynolds Tobacco Holdings, Inc.                                        7.875%           5/15/09       730          753
Smithfield Foods, Inc.                                                      8.000%          10/15/09       170          173
The Pepsi Bottling Group, Inc.                                              7.000%            3/1/29       615          630
                                                                                                                  ---------
                                                                                                                     14,504

Western Asset Core Plus Portfolio



March 31, 2002
(Amounts inThousands)

-------------------------------------------------------------------------------------------------------------------

                                                   % OF                         MATURITY
                                                NET ASSETS         RATE           DATE        PAR         VALUE
                                               --------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Gaming                                             0.4%
Anchor Gaming                                                     9.875%         10/15/08    $ 180        $ 201
Harrahs Operating Company Inc.                                    7.875%         12/15/05      977        1,005
Horseshoe Gaming Holding Corp.                                    8.625%          5/15/09       90           94
International Game Technology                                     8.375%          5/15/09       80           84
Mohegan Tribal Gaming Authority                                   8.125%           1/1/06      100          102
Mohegan Tribal Gaming Authority                                   8.750%           1/1/09      136          138
Mohegan Tribal Gaming Authority                                   8.375%           7/1/11      380          381
Park Place Entertainment Corporation                              7.875%         12/15/05      980          982
Park Place Entertainment Corporation                              9.375%          2/15/07      514          545
Park Place Entertainment Corporation                              8.125%          5/15/11      100          101
Station Casinos, Inc.                                             9.875%           7/1/10       74           79
                                                                                                      ---------
                                                                                                          3,712

Gas & Pipeline Utilities                           0.3%
CMS Panhandle Holding Company                                     7.000%          7/15/29      300          260
The Williams Companies, Inc                                       7.500%          1/15/31      730          658
The Williams Companies, Inc.                                      7.750%          6/15/31      530          492
The Williams Companies, Inc.                                      8.750%          3/15/32    1,230        1,263/B/
                                                                                                      ---------
                                                                                                          2,673

Health Care                                         N.M.
Coventry Health Care Inc.                                         8.125%          2/15/12      283          284/B/
                                                                                                      ---------

Homebuilding                                       0.1%
Pulte Homes, Inc.                                                 7.875%           8/1/11      318          318
Schuler Homes, Inc.                                               9.375%          7/15/09      630          657
The Ryland Group, Inc.                                            8.000%          8/15/06      239          244
The Ryland Group, Inc.                                            8.250%           4/1/08      100          101
The Ryland Group, Inc.                                            9.750%           9/1/10       64           70
                                                                                                      ---------
                                                                                                          1,390

Industrial                                         0.2%
UBS Preferred Funding Trust I                                     8.622%          10/1/49    1,910        2,112
                                                                                                      ---------

Insurance                                          0.1%
Ace Capital Trust II                                              9.700%           4/1/30      360          414
PRIME Capital Hurricane Ltd.                                      8.376%           1/7/04      270          288/B,F/
                                                                                                      ---------
                                                                                                            702

Lodging/Hotels                                      N.M.
Extended Stay America, Inc.                                       9.875%          6/15/11      150          157
HMH Properties, Inc.                                              8.450%          12/1/08       88           89
                                                                                                      ---------
                                                                                                            246

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                         % OF                      MATURITY
                                                      NET ASSETS        RATE         DATE                PAR            VALUE
                                                    --------------------------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Gas and Pipeline Utilities                               1.6%
Dynegy Holdings Inc.                                                    8.750%      2/15/12           $ 3,030          $ 3,170
Southern Natural Gas Company                                            8.000%       3/1/32            12,000           11,990
                                                                                                                       -------
                                                                                                                        15,160

Machinery                                                0.1%
AGCO Corporation                                                        9.500%       5/1/08               125              135
Terex Corporation                                                       8.875%       4/1/08                30               31
Terex Corporation                                                       8.875%       4/1/08               233              239
Terex Corporation                                                      10.375%       4/1/11               490              531
                                                                                                                       -------
                                                                                                                           936

Media                                                    0.4%
AMFM Inc.                                                               8.125%     12/15/07               959              985
AMFM Inc.                                                               8.000%      11/1/08               628              660
Emmis Communications Corporation                                        8.125%      3/15/09               101              103
Fox Sports Networks, LLC                                                8.875%      8/15/07               435              454
News America Holdings Incorporated                                      7.750%       2/1/24                60               57
News America Holdings Incorporated                                      8.150%     10/17/36               100               99
News America Holdings Incorporated                                      8.250%     10/17/96             1,100            1,065
News America Incorporated                                               6.750%       1/9/38               200              190
                                                                                                                       -------
                                                                                                                         3,613

Medical Care Facilities                                  0.6%
HCA Inc.                                                                6.870%      9/15/03               150              152
HCA Inc.                                                                6.910%      6/15/05               140              144
HCA Inc.                                                                7.125%       6/1/06               540              555
HCA Inc.                                                                7.250%      5/20/08               314              320
HCA Inc.                                                                8.750%       9/1/10               366              399
HEALTHSOUTH Corporation                                                 8.500%       2/1/08               610              628
HEALTHSOUTH Corporation                                                10.750%      10/1/08               631              694
HEALTHSOUTH Corporation                                                 8.375%      10/1/11               659              686
Manor Care, Inc.                                                        8.000%       3/1/08               310              320
Tenet Healthcare Corporation                                            8.125%      12/1/08             1,894            2,064
                                                                                                                       -------
                                                                                                                         5,962

Medical Products                                         N.M.
Fresenius Medical Care Capital Trust IV                                 7.875%      6/15/11               500              501
                                                                                                                       -------

Oil & Gas                                                1.8%
Anadarko Finance Company                                                6.750%       5/1/11             2,600            2,610
Conoco Funding Company                                                  6.350%     10/15/11             2,090            2,072
El Paso Corporation                                                     0.000%      2/28/21             1,160              492/G,L/
El Paso Corporation                                                     7.800%       8/1/31             3,160            3,082
El Paso Corporation                                                     7.750%      1/15/32             1,090            1,057
Forest Oil Corporation                                                  8.000%     12/15/11               200              204/B/

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                         % OF                      MATURITY
                                                      NET ASSETS        RATE         DATE                PAR            VALUE
                                                    --------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONTINUED)
Oil and Gas (continued)
Ocean Energy, Inc.                                                      8.875%      7/15/07            $  200          $   211
Ocean Energy, Inc.                                                      8.375%       7/1/08               705              745
Parker & Parsley Petroleum Company                                      8.250%      8/15/07               130              132
Phillips Petroleum Company                                              8.750%      5/25/10             3,100            3,535
Pioneer Natural Resources Company                                       9.625%       4/1/10               421              463
Sonat Inc.                                                              7.625%      7/15/11             3,000            2,963
Triton Energy Limited                                                   9.250%      4/15/05                81               87
Vintage Petroleum, Inc.                                                 9.000%     12/15/05               259              256
Vintage Petroleum, Inc.                                                 7.875%      5/15/11               340              318
                                                                                                                       -------
                                                                                                                        18,227

Paper & Forest Products                                  0.1%
Weyerhaeuser Company                                                    6.750%      3/15/12               900              884/B/
Weyerhaeuser Company                                                    7.375%      3/15/32               610              595/B/
                                                                                                                       -------
                                                                                                                         1,479

Pharmaceuticals                                          0.6%
Bristol-Myers Squibb Company                                            5.750%      10/1/11             5,040            4,848
ICN Pharmaceuticals, Inc.                                               8.750%     11/15/08               159              185
Omnicare, Inc.                                                          8.125%      3/15/11               590              620
                                                                                                                       -------
                                                                                                                         5,653

Steel (Producers)                                        0.1%
AK Steel Corporation                                                    9.125%     12/15/06                76               78
AK Steel Corporation                                                    7.875%      2/15/09               936              936
                                                                                                                       -------
                                                                                                                         1,014

Telecommunications                                       1.3%
AT&T Corp.                                                              8.000%     11/15/31             1,400            1,344/B/
AT&T Wireless Services Inc.                                             7.350%       3/1/06             3,000            3,010
Crown Castle International Corp.                                        9.375%       8/1/11               335              282
EchoStar DBS Corporation                                                9.125%      1/15/09               350              360/B/
EchoStar DBS Corporation                                                9.375%       2/1/09               817              850
Insight Midwest                                                        10.500%      11/1/10               153              166
Nextel Communications, Inc.                                             9.375%     11/15/09               418              275
PanAmSat Corporation                                                    8.500%       2/1/12               474              472/B/
Sprint Capital Corp.                                                    7.625%      1/30/11               190              180
TCI Communications Financing III                                        9.650%      3/31/27             1,480            1,589
TeleCorp PCS, Inc.                                                     10.625%      7/15/10                26               29
VoiceStream Wireless Corporation                                       10.375%     11/15/09                80               86
WorldCom, Inc.                                                          8.250%      5/15/10             1,000              868
WorldCom, Inc.                                                          7.500%      5/15/11               800              659
WorldCom, Inc.                                                          8.250%      5/15/31             3,160            2,513
                                                                                                                       -------
                                                                                                                        12,683

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)


---------------------------------------------------------------------------------------------------------------------

                                                          % OF                   MATURITY
                                                       NET ASSETS      RATE        DATE         PAR        VALUE
                                                    -----------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Transportation                                               0.9%
American Airlines, Inc.                                               7.858%      4/1/13      $   480    $    493/B/
Avis Group Holdings, Inc.                                            11.000%      5/1/09          490         533
Burlington Northern Santa Fe Corporation                              6.375%    12/15/05          360         367
Consolidated Rail Corporation                                         7.875%     5/15/43          210         210
CSX Corporation                                                       6.250%    10/15/08          570         563
CSX Corporation                                                       7.900%      5/1/17          500         531
Delta Air Lines, Inc.                                                 6.619%     3/18/11        4,300       4,266
Kansas City Southern Railway                                          9.500%     10/1/08          180         195
Union Pacific Corporation                                             7.125%      2/1/28        2,000       1,980
                                                                                                         --------
                                                                                                            9,138

Total Corporate Bonds and Notes
  (Identified Cost-- $277,633)                                                                            274,022
---------------------------------------------------------------------------------------------------------------------
Asset-backed Securities                                     13.0%
Fixed-Rate Securities                                        5.1%
Americredit Automobile Receivables Trust 2000-1                       6.700%      3/5/04          260         262
Americredit Automobile Receivables Trust 2000-C                       6.970%     1/12/04          305         306
Americredit Automobile Receivables Trust 2000-D                       6.690%      5/5/04          290         294
BankAmerica Manufactured Housing Contracts 1998-2                     7.930%    12/10/25        5,000       1,000
Bear Stearns Asset Backed Securities, Inc. 2001-A                     5.290%     6/15/16        1,964       1,987
Blackrock Capital Finance L.P. 1997-R3                                7.220%    11/25/28          317         325/B/
California Infrastructure PG&E-1 1997-1                               6.250%     6/25/04          137         138
Centex Home Equity Loan Trust 2001-A                                  5.640%     2/25/16        1,162       1,168
Chevy Chase Home Loan Trust 1996-1                                    7.150%     5/15/15           39          40
Conseco Finance 2001-A                                                5.680%     3/15/32          162         162
Conseco Finance Securitizations Corp. 2000-4                          7.730%      5/1/32        2,400       2,489
Conseco Finance Securitizations Corp. 2000-5                          7.470%      2/1/32        2,900       3,031
Conseco Finance Securitizations Corp. 2001-1                          6.990%      7/1/32        7,900       7,672
Continental Auto Receivables Owner Trust 2000-B                       6.880%     9/15/04        1,358       1,394/B/
DaimlerChrysler Auto Trust 2000-D                                     6.700%      6/8/03          163         163
DaimlerChrysler Auto Trust 2001-A                                     4.980%      1/6/04        2,946       2,975
Franklin Auto Trust 2001-1                                            5.386%    10/15/04          294         298
Green Tree Financial Corporation 1993-2                               8.000%     7/15/18        1,300       1,118
Green Tree Home Improvement Loan Trust 1996-A                         7.400%     2/15/26        1,523         994
Green Tree Home Improvement Loan Trust 1997-D                         7.450%     9/15/28        1,500       1,470
Greenpoint Manufactured Housing 1999-5                                7.080%    11/21/10        3,893       3,912
Homeq Asset Backed Certificates 2001-I                                5.270%     3/15/13          883         888
Lehman ABS Manufactured Housing Contract,
 Series 2001-B A3                                                     4.350%     5/15/14        4,500       4,418
Lehman ABS Manufactured Housing Contract,
 Series 2001-B A6                                                     6.467%     8/15/28        5,000       4,702

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)


---------------------------------------------------------------------------------------------------------------------

                                                          % OF                   MATURITY
                                                       NET ASSETS      RATE        DATE         PAR        VALUE
                                                    -----------------------------------------------------------------
Asset-backed Securities (CONTINUED)
Fixed-Rate Securities (continued)
Nissan Auto Lease Trust 2001-A                                        2.530%      6/15/03     $ 9,530    $  9,496/B/
Toyota Auto Receivables Owner Trust 2000-B                            6.750%      5/15/03         100         100
                                                                                                         --------
                                                                                                           50,802

Indexed Securities/F/                                        7.7%
AFC Home Equity Loan Trust 2002-2                                     2.200%      6/25/30         495         494
Alpine Partners, L.P. 2000-1A                                         2.320%      10/8/09         940         938/B/
Americredit Automobile Receivables Trust 2002-A                       1.999%      7/12/05       6,400       6,403
Asset Backed Securities Corporation Home Equity
 Loan Trust 2001 HE3                                                  2.170%     11/15/31       8,853       8,851
Associates Manufactured Housing Pass Through
 Certificates 1999-1                                                  2.130%      7/15/30       6,357       6,351
Bayview Financial Aquisition Trust 2001-DA                            2.230%     11/25/31         835         833/B/
Centex Home Equity 2000-C                                             2.140%     10/25/30       1,721       1,721
Chase Funding Loan Acquisition Trust 2001-AD1                         2.130%     12/25/15       3,020       3,021
Chase Funding Mortgage Loan Asset-Backed
 Certificates 2000-2                                                  2.180%      5/25/30          49          49
Citibank Credit Card Issuance Trust 2002-C1                           2.800%       2/9/09       1,920       1,932
Conseco Finance 2000-A                                                2.180%      2/15/31       1,902       1,901
Conseco Finance 2000-C                                                2.270%     12/15/29         273         274
Countrywide Asset-Backed Certificates 2001-BC2                        2.100%      7/25/31         715         715
GMAC Mortgage Corporation Loan Trust 2000-HE3                         1.980%      5/25/24          87          87
GMAC Mortgage Corporation Loan Trust 2001-HE4                         2.120%      4/25/27       6,466       6,465
Green Tree Recreational, Equipment & Consumer
 Trust 1997-D                                                         2.050%      3/15/29          18          18
Greenpoint Manufactured Housing 1999-2                                2.120%      2/15/19          94          94
Greenpoint Manufactured Housing 2000-4                                2.000%     11/21/10         395         395
Hanareum International Funding Ltd. 1A                                2.300%     12/14/11       5,187       5,180/B/
Household Home Equity Loan Trust 2002-1                               2.270%     12/22/31       8,800       8,828
Keycorp Student Loan Trust 2000-B                                     1.920%      7/25/08       1,126       1,126
Korea Asset Funding Ltd. 2000-1A                                      4.010%      2/10/09         602         606/B/
Nextcard Credit Card Master Note Trust 2001-1A                        2.200%      4/16/07       2,050       2,056/B/
Option One Mortgage Loan Trust 2000-2                                 2.190%      6/25/30       2,907       2,909
Provident Bank Home Equity Loan Trust 2000-2                          2.170%      8/25/31       2,652       2,652
Providian Gateway Master Trust 2001-F                                 2.120%      7/15/07         850         837/B/
Residential Asset Securities Corporation 2001-KS3                     2.130%      9/25/31       6,515       6,499
Salomon Brothers Mortgage Securities VII 1999-AQ1                     2.220%      4/25/29         166         166
SLM Student Loan Trust 1998-2                                         2.450%      4/25/07         100         100
Southern Pacific Secured Assets Corporation 1998-2                    2.070%      6/25/28         113         113
World Omni Automobile Lease Securitization Trust
 2001-AA                                                              2.021%      4/20/04       3,669       3,669/B/
Xerox Equipment Lease Owner Trust 2001-1                              3.900%      2/15/08         794         798/B/
                                                                                                         --------
                                                                                                           76,081

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
                                                                      % OF                 MATURITY
                                                                   NET ASSETS     RATE       DATE        PAR       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Asset-backed Securities (CONTINUED)
Stripped Securities                                                   0.2%
Diversified REIT Trust 2001-1                                                    0.772%      3/8/10   $ 16,000  $       552/B,I1/

Oakwood Mortgage Investors Inc. 2001-E                                           6.000%    11/15/09      6,600        1,515/I1/
                                                                                                                -----------
                                                                                                                      2,067

Total Asset-backed Securities
  (Identified Cost -- $132,496)                                                                                     128,950
------------------------------------------------------------------------------------------------------------------------------------

Mortgage-backed Securities                                            9.6%
Fixed-Rate Securities                                                 4.7%
Asset Securitization Corporation 1996-D2                                         6.920%     2/14/29      7,806        8,137
CAPCO America Securitization Corporation 1998-D7                                 6.260%    10/15/30      3,200        3,242
CBA Mortgage Corporation 1993-C1                                                 7.154%    12/25/03        800          796
Commercial Mortgage Asset Trust 1999-C2                                          7.546%     1/17/10        330          353
Criimi Mae Commercial Mortgage Trust 1998-C1                                     7.000%      6/2/33        680          677/B/
FFCA Secured Lending Corporation 1999-1A                                         6.370%     9/18/25        237          233/B/
GMAC Commercial Mortgage Security Incorporated 1998-C1                           6.700%     9/15/33      9,900       10,086
GMAC Commercial Mortgage Security Incorporated 1999-C2                           6.945%     9/15/33      1,000        1,038
J.P. Morgan Commercial Mortgage Finance Corporation 1999-C8                      7.400%     7/15/31      1,950        2,071
LB-UBS Commercial Mortgage Trust 2000-C3                                         7.950%     1/15/10      6,400        7,008
Nomura Asset Securities Corporation 1996-MD5                                     7.120%     4/13/39      1,590        1,673
Residential Funding Mortgage Securities I, Inc. 2001-S2                          7.000%     1/25/31        271          278
Structured Asset Securities Corporation 1996-CFL                                 7.750%     2/25/28      5,000        5,326
Washington Mutual 2001-WM4                                                       7.000%    11/20/29      5,223        5,255
                                                                                                                -----------
                                                                                                                     46,173

Indexed Securities/F/                                                  4.8%
Banc of America Large Loan 2002-FL1A                                             2.250%     11/6/14      8,961        8,961/B/
Bear Stearns Commercial Mortgage Securities Inc. 2002-Home                       2.280%     12/3/13      4,710        4,710/B/
COMM 2001-FL4A A2                                                                2.140%     4/15/13      5,330        5,313/B/
CS First Boston Mortgage Securities Corporation 2001-TFLA                        2.350%    12/15/11      6,140        6,140/B/
Credit-Based Asset Servicing and Security Trust 2000-CB2                         2.120%     7/25/14        112          113
Holmes Financing PLC 4                                                           2.020%     7/15/15        550          550
Impac CMB Trust 2002-1                                                           2.220%     3/25/32      8,716        8,724
J.P. Morgan Commercial Mortgage Finance Corporation 2000-FL1                     2.180%     4/15/10      1,999        1,997/B/
Lehman Brothers Floating Rate Commercial Mortgage Trust 2001-LLFA                2.140%     8/16/13      2,796        2,792/B/
Medallion Trust 2000-2G                                                          2.190%    12/18/31      1,791        1,793
Nomura Depositor Trust 1998-ST1                                                  2.800%     2/15/34      2,240        2,208/B/
Salomon Brothers Mortgage Securities VII, Inc. 1999-NC5                          2.390%     1/25/30      3,258        3,272
Sequoia Mortgage Trust 4                                                         2.260%    11/22/24         63           64
Washington Mutual 2000-1                                                         2.190%     6/25/24      1,071        1,072
Westpac Securitisation Trust 1999-1G                                             2.110%     5/19/30        419          419
                                                                                                                -----------
                                                                                                                     48,128

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------

                                                          % OF                     MATURITY
                                                       NET ASSETS        RATE        DATE        PAR        VALUE
------------------------------------------------------------------------------------------------------------------------
Mortgage-backed Securities (CONTINUED)
Stripped Securities                                          0.1%
Countrywide Funding Corp 1993-1                                         0.000%     10/25/23   $     56     $     45/I2/
FFCA Secured Lending Corporation 1999-1A                                1.765%      9/18/25        896           54/B,I1/
LB-UBS Commercial Mortgage Trust 2001-C3                                0.989%      6/15/36      5,576          330/B,I1/
Prudential Mortgage Capital Funding, LLC 2001-X2                        0.468%       5/1/34     18,044          600/I1/
                                                                                                           --------
                                                                                                              1,029

Variable-Rate Securities/C/                                 N.M.
Securitized Asset Sales, Inc. 1994-4                                    5.479%      8/25/33        170          167
                                                                                                           --------

Total Mortgage-backed Securities
  (Identified Cost -- $92,654)                                                                               95,497
------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                      12.1%
Fixed-Rate Securities                                        2.8%
Fannie Mae                                                              6.375%       6/15/09       715          739
Fannie Mae                                                              6.625%      11/15/10     2,860        2,979
Fannie Mae                                                              6.250%        2/1/11       840          835
Fannie Mae                                                              5.375%      11/15/11       710          673
Federal Home Loan Bank                                                  5.875%      11/15/07       750          763
Freddie Mac                                                             5.250%       1/15/06       210          212
Freddie Mac                                                             5.875%       3/21/11     1,259        1,218
Freddie Mac                                                             5.500%       9/15/11    13,530       12,976
Tennessee Valley Authority                                              5.375%      11/13/08       300          294
Tennessee Valley Authority                                              6.750%       11/1/25     2,270        2,305
Tennessee Valley Authority                                              7.125%        5/1/30       840          894
United States Treasury Bonds                                           11.875%      11/15/03       730          827
United States Treasury Bonds                                            5.750%       8/15/10        40           41
United States Treasury Bonds                                            6.750%       8/15/26     1,600        1,742
United States Treasury Bonds                                            5.375%       2/15/31       610          572
United States Treasury Notes                                            4.750%      11/15/08       100           97
United States Treasury Notes                                            4.875%       2/15/12     1,120        1,075
                                                                                                           --------
                                                                                                             28,242

Stripped Securities                                          0.9%
United States Treasury Bonds                                            0.000%       5/15/17       720          283/I2/
United States Treasury Bonds                                            0.000%       2/15/19       130           46/I2/
United States Treasury Bonds                                            0.000%       8/15/20     2,990          953/I2/
United States Treasury Bonds                                            0.000%      11/15/21     5,890        1,747/I2/
United States Treasury Bonds                                            0.000%      11/15/24    18,730        4,670/I2/
United States Treasury Bonds                                            0.000%       8/15/27     1,520          325/I2/
United States Treasury Bonds                                            0.000%      11/15/27     3,030          640/I2/
                                                                                                           --------
                                                                                                              8,664

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)

--------------------------------------------------------------------------------

                                                             % OF                          MATURITY
                                                          NET ASSETS       RATE              VALUE            PAR         VALUE
                                                       -----------------------------------------------------------------------------
U.S. Government and Agency Obligations (CONTINUED)
Indexed Securities                                            8.4%
United States Treasury Inflation-Indexed Security                         3.625%                4/15/28    $ 28,098     $ 28,607/E/
United States Treasury Inflation-Indexed Security                         3.875%                4/15/29      46,831       49,744/E/
United States Treasury Inflation-Indexed Security                         3.375%                4/15/32       5,158        5,116/E/
                                                                                                                        --------
                                                                                                                          83,467
Total U.S. Government and Agency Obligations
  (Identified Cost -- $121,578)                                                                                          120,373
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-backed Securities            37.2%
Fixed-Rate Securities                                        37.1%
Fannie Mae                                                                6.500%       5/1/14 to 8/1/31      22,197       22,115
Fannie Mae                                                                9.500%                11/1/21           9           10
Fannie Mae                                                                6.000%       3/1/28 to 3/1/31      15,164       14,695
Fannie Mae                                                                7.500%                11/1/29         402          416
Fannie Mae                                                                6.000%                 4/1/32       7,400        7,169/D/
Fannie Mae                                                                6.500%                 4/1/32       1,700        1,691/D/
Freddie Mac                                                               5.500%                12/1/13         547          536
Freddie Mac                                                               7.000%      10/1/16 to 4/1/29         448          458
Freddie Mac                                                               6.500%      7/1/29 to 11/1/31      29,558       29,443
Freddie Mac                                                               6.500%                 4/1/32      15,870       15,801/D/
Freddie Mac                                                               7.000%                 4/1/32      26,000       26,495/D/
Government National Mortgage Association                                  9.500%    1/15/06 to 12/15/10         130          139
Government National Mortgage Association                                  7.500%     3/15/23 to 9/15/31       4,024        4,193
Government National Mortgage Association                                  7.000%     7/15/23 to 7/15/31      12,634       12,898
Government National Mortgage Association                                  6.500%    8/15/28 to 11/15/31       5,951        5,935
Government National Mortgage Association                                  8.000%    12/15/30 to 1/15/31       1,139        1,197
Government National Mortgage Association                                  6.000%                 4/1/32     107,860      104,658/D/
Government National Mortgage Association                                  6.500%                 4/1/32     121,180      120,725/D/
                                                                                                                        --------
                                                                                                                         368,574
Stripped Securities                                           0.1%
Financing Corporation                                                     0.000%               11/30/17       1,250          436/I2/
Financing Corporation                                                     0.000%                 4/5/19         320          101/I2/
                                                                                                                        --------
                                                                                                                             537

Total U.S. Government Agency
  Mortgage-backed Securities
  (Identified Cost -- $370,277)                                                                                          369,111
------------------------------------------------------------------------------------------------------------------------------------

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------

                                                   % OF                    MATURITY
                                                NET ASSETS       RATE        DATE         PAR            VALUE
                                               -------------------------------------------------------------------
Yankee Bonds/A/                                       9.1%
Banking & Finance                                     1.4%
Arcel Finance                                                    5.984%      2/1/09     $ 5,200       $ 5,129/B/
Asian Development Bank                                           4.875%      2/5/07       1,770         1,733
Burlington Resources Finance Company                             6.500%     12/1/11         410           400/B/
Diageo Capital PLC                                               6.625%     6/24/04       1,400         1,466
GM Nova Scotia                                                   6.850%    10/15/08       1,550         1,517
PDVSA Finance Ltd.                                               8.500%    11/16/12       2,360         2,041
PDVSA Finance Ltd. 1999 - K                                      9.950%     2/15/20          60            53
Pemex Finance Ltd.                                               9.030%     2/15/11          50            56
Petrozuata Finance, Inc.                                         8.220%      4/1/17       1,150           759/B/
Redwood Capital II Ltd                                           5.048%      1/1/04         400           400/B,F/
Royal Bank of Scotland Group plc                                 8.817%     3/31/49         230           247
Tembec Finance Corp.                                             9.875%     9/30/05          38            39
                                                                                                      -------
                                                                                                       13,840

Cable                                                 N.M.
Rogers Communications, Inc.                                      9.125%     1/15/06         150           144
                                                                                                      -------

Chemicals                                             N.M.
Avecia Group plc                                                11.000%      7/1/09         225           233
                                                                                                      -------

Electric                                              0.3%
Hydro-Quebec                                                     6.300%     5/11/11       2,380         2,391
                                                                                                      -------

Electronics                                           N.M.
Flextronics International Ltd.                                   9.875%      7/1/10         309           331
                                                                                                      -------

Energy                                                0.1%
Korea Electric Power Corporation                                 7.750%      4/1/13         610           629
                                                                                                      -------

Entertainment                                         N.M.
Alliance Atlantis Communications Inc.                           13.000%    12/15/09          57            64
                                                                                                      -------

Foreign Governments                                   5.6%
Argentine Republic                                               0.000%    10/15/03          50            26/G/
Argentine Republic                                               0.000%    10/15/04         560           234/G/
Federative Republic of Brazil                                    3.250%     4/15/12       1,410         1,075/F/
Federative Republic of Brazil                                    3.250%     4/15/12       1,490         1,136/F/
Federative Republic of Brazil                                    8.000%     4/15/14       2,069         1,697
Federative Republic of Brazil                                    8.000%     4/15/14       9,008         7,386
Federative Republic of Brazil                                   11.000%     8/17/40       3,106         2,547

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------

                                              % OF                   MATURITY
                                           NET ASSETS       RATE       DATE       PAR        VALUE
                                          ------------------------------------------------------------
Yankee Bonds (CONTINUED)
Foreign Governments (continued)
Quebec Province                                            7.125%      2/9/24   $ 1,670    $ 1,724
Quebec Province                                            7.500%     9/15/29       686        745
Republic of Bulgaria                                       2.813%     7/28/11     2,543      2,225/F/
Republic of Bulgaria                                       2.813%     7/28/12     2,580      2,313/F/
Republic of Colombia                                      11.750%     2/25/20     2,960      2,960
Republic of Panama                                         9.625%      2/8/11       503        523
Republic of Panama                                         4.750%     7/17/14       407        372/H/
Republic of Panama                                         2.625%     7/17/16     2,886      2,438/F/
Republic of Panama                                        10.750%     5/15/20     1,437      1,595
Republic of Peru                                           9.125%     2/21/12     1,000        986/B/
Republic of Peru                                           4.000%      3/7/17     3,850      2,907/H/
Republic of Peru                                           4.500%      3/7/17       683        552/H/
Republic of Peru                                           4.500%      3/7/17       317        256/H/
Republic of Philippines                                    9.875%     1/15/19       860        871
Republic of Philippines                                    9.875%     1/15/19       870        869
Republic of Philippines                                    9.500%    10/21/24       810        857
Republic of Philippines                                   10.625%     3/16/25       700        733
Russian Federation                                         8.250%     3/31/10       420        400
Russian Federation                                         5.000%     3/31/30       550        363/H/
United Mexican States                                      8.375%     1/14/11     2,410      2,524
United Mexican States                                     11.500%     5/15/26    11,360     14,740
                                                                                           -------
                                                                                            55,054

Forestry                                         0.1%
Tembec Industries, Inc.                                    8.625%     6/30/09       245        253
Tembec Industries, Inc.                                    8.500%      2/1/11       855        872
                                                                                           -------
                                                                                             1,125

Insurance                                        0.4%
Atlas Reinsurance PLC                                      4.288%      1/7/05       250        252/B,F/
Korea Deposit Insurance                                    2.500%    12/11/05     3,700      3,679
                                                                                           -------
                                                                                             3,931

Manufacturing (Diversified)                      0.2%
Tyco International Group SA                                2.320%     7/30/03       110        108/F/
Tyco International Group SA                                6.125%     11/1/08       100         88
Tyco International Group SA                                6.375%    10/15/11       320        279
Tyco International Group SA                                7.000%     6/15/28     2,000      1,681
Tyco International Group SA                                6.875%     1/15/29       100         84
                                                                                           -------
                                                                                             2,240

Media                                            0.1%
British Sky Broadcasting Group plc                         7.300%    10/15/06       770        768
                                                                                           -------

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------

                                              % OF                   MATURITY
                                           NET ASSETS       RATE       DATE       PAR        VALUE
                                          ------------------------------------------------------------
Yankee Bonds (CONTINUED)
Oil & Gas                                         0.3%
Petroliam Nasional Berhad                                   7.625%   10/15/26   $ 1,790     $ 1,706/B/
Triton Energy Limited                                       8.875%    10/1/07        84          91
YPF Sociedad Anonima                                        7.750%    8/27/07     1,000         780
                                                                                            -------
                                                                                              2,577

Paper                                            N.M.
Norske Skog Canada Limited                                  8.625%    6/15/11       234         238/B/
Pacifica Papers Inc.                                       10.000%    3/15/09       130         138
                                                                                            -------
                                                                                                376

Pharmaceuticals                                  N.M.
Biovail Corporation                                         7.875%     4/1/10       310         308
                                                                                            -------

Services                                         N.M.
Compagnie Generale de Geophysique SA                       10.625%   11/15/07       136         141
                                                                                            -------


Telecommunications                                0.5%
British Telecommunications plc                              8.125%   12/15/10     1,075       1,164
British Telecommunications plc                              8.625%   12/15/30       520         591
France Telecom SA                                           7.750%     3/1/11     1,290       1,318
France Telecom SA                                           8.500%     3/1/31       320         342
Telefonica de Argentina S.A.                               11.875%    11/1/04     3,000       1,950
                                                                                            -------
                                                                                              5,365

Transportation                                    0.1%
Teekay Shipping Corporation                                 8.875%    7/15/11       446         468/B/
                                                                                            -------

Total Yankee Bonds
  (Identified Cost -- $88,631)                                                               89,985
------------------------------------------------------------------------------------------------------
Foreign Government Obligations                    3.1%
Fixed-Rate Securities                             3.1%
Federal Republic of Germany                                 5.000%    8/19/05     7,400/N/    6,508
Federal Republic of Germany                                 5.500%     1/4/31     7,540/N/    6,527
Italian Republic                                            6.000%     5/1/31     9,500/N/    8,517
New Zealand                                                 6.000%   11/15/11    10,290/O/    4,253
New Zealand                                                 6.500%    4/15/13    11,010/O/    4,692
                                                                                            -------

Total Foreign Government Obligations
  (Identified Cost -- $31,125)                                                               30,497
------------------------------------------------------------------------------------------------------

Western Asset Core Plus Portfolio

March 31, 2002
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------------

                                                       % OF                   MATURITY      PAR/
                                                    NET ASSETS      RATE        DATE       SHARES              VALUE
                                                  -----------------------------------------------------------------------
Foreign Corporate Bonds                               0.2%
Banking & Finance                                     0.2%
AB Spintab                                                         5.750%      6/15/05     $ 9,200/P/     $     888
Statens Bostadsfinansier                                           5.500%      3/15/06       8,500/P/           811
                                                                                                          ---------
Total Foreign Corporate Bonds
  (Identified Cost -- $1,726)                                                                                 1,699
-------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                      0.1%
Home Ownership Funding Corporation                                13.331%                      0.3 shs          195/B,H/
Home Ownership Funding Corporation II                             13.338%                        1              585/B,H/
                                                                                                          ---------
Total Preferred Stocks
  (Identified Cost -- $971)                                                                                     780
-------------------------------------------------------------------------------------------------------------------------
Options Purchased/Q/                                  N.M.
BellSouth Telecommunications Inc. Call,
  July 2006, Strike Price $97.72                                                               500/J/             5
International Business Machines Corporation Call,
  July 2006, Strike Price $99.90                                                               500/J/             5
                                                                                                          ---------
Total Options Purchased
   (Identified Cost -- $18)                                                                                      10
                                                                                                          ---------

Total Long-Term Securities
   (Identified Cost -- $1,117,109)                                                                        1,110,924
-------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                                15.5%
Corporate Bonds and Notes                             1.0%
AT&T Corp.                                                         3.034%       8/6/02     $   600              600
AT&T Corp.                                                         3.034%       8/6/02       1,000            1,000/B/
Cortecs International Limited                                      6.970%       1/7/03         300              298/B,F/
John Deere Capital Corporation                                     1.979%       5/6/02         800              800/F/
MCI Communications Corporation                                     6.125%      4/15/02         300              300/C/
NorthWestern Corporation                                           2.760%      9/23/02       2,470            2,467/B,F/
Public Service Enterprise Group Incorporated                       2.776%      5/21/02         500              499/F/
Qwest Corporation                                                  6.375%     10/15/02       1,000              983
Sprint Capital Corporation                                         2.271%      6/10/02       1,500            1,500/F/
Wells Fargo & Company                                              6.500%       9/3/02       1,000            1,016
                                                                                                          ---------
                                                                                                              9,463
Asset-backed Securities                               N.M.
BMW Vehicle Lease Trust 2000-A                                     6.650%      2/25/03         131              131
                                                                                                          ---------

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts in Thousands)

March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                                 % OF                    MATURITY
                                                              NET ASSETS      RATE         DATE        PAR              VALUE
                                                            ------------------------------------------------------------------------
Short-Term Securities (CONTINUED)
U.S. Government and Agency Obligations                           0.9%
Fannie Mae                                                                    0.000%     8/14/02      $ 8,800          $ 8,739/G,K/
                                                                                                                       -------
Yankee Bonds/A/                                                  0.2%
Argentine Republic                                                            0.000%    10/15/02          170              167/G/
Unilever NV                                                                   1.920%    10/24/02        2,000            1,999/F/
                                                                                                                       -------
                                                                                                                         2,166
Options Purchased/Q/                                             0.9%
Bundesobligation Call, April 2002, Strike Price EUR 98.67                                              37,400/J/           573
Bundesobligation Call, July 2002, Strike Price EUR 98.34                                               10,000/J/           160
Euribor Futures Call, January 2003, Strike Price EUR 95.00                                                668/J/         1,169
Eurodollar Futures Call, October 2002, Strike Price $96.00                                                412/J/           845
Eurodollar Futures Call, October 2002, Strike Price $96.50                                                231/J/           252
Eurodollar Futures Call, December 2002, Strike Price $95.00                                             1,980/J/         5,841
Eurodollar Futures Put, October 2002, Strike Price $96.00                                                  36/J/             8
Eurodollar Futures Put, January 2003, Strike Price $95.00                                                 330/J/            91
U.S. Treasury Bond Futures Put, June 2002, Strike Price $95.00                                            107/J/            54
                                                                                                                       -------
                                                                                                                         8,993
Repurchase Agreements                                           12.5%
Goldman, Sachs & Company
  1.90%, dated 03/28/02, to be repurchased at $65,014
  on 4/1/02 (Collateral: $67,860 Freddie Mac notes,
  5.625% due 3/15/11, value $66,471)                                                                   65,000           65,000
Merrill Lynch Government Securities, Inc.
  1.94%, dated 3/28/02, to be repurchased at $58,798
  on 4/1/02 (Collateral: $33,075 Financing Corp.
  principal-only security, 0% due 8/13/18, value $11,039;
  $22,755 Resolution Funding Corp. principal-only security,
  0% due 10/15/18, value $7,850; Resolution Funding
  Corp. principal-only security, 0% due 1/15/09, value
  $10,599; $12,345 Financing Corp. principal-only security,
  0% due 11/2/15, value $4,876; $25,955 Fannie Mae
  notes, 0% due 9/13/04, value $25,643)                                                                58,785           58,785
                                                                                                                       -------
                                                                                                                       123,785

Total Short-Term Securities
  (Identified Cost -- $155,190)                                                                                        153,277
------------------------------------------------------------------------------------------------------------------------------------

Western Asset Core Plus Portfolio

March 31, 2002
(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------------

                                                       % OF
                                                    NET ASSETS                                      VALUE
                                                  ------------------------------------------------------------
Total Investments                                     127.5%
  (Identified Cost -- $1,272,299)                                                                $1,264,201
Other Assets Less Liabilities                         (27.5)%                                      (272,293)
                                                                                                 ----------

Net Assets Consist of:
Accumulated paid-in capital applicable to:
   100,396 Institutional Class shares outstanding                                $  999,030
        24 Financial Intermediary Class shares outstanding                              241
Under/(over) distributed net investment income                                         (364)
Accumulated net realized gain/(loss) on investments, options, futures,
   swaps and foreign currency transactions                                            5,909
Unrealized appreciation/(depreciation) of investments, options, futures,
   swaps and foreign currency transactions                                          (12,908)
                                                                                 ----------

Net Assets                                                                                       $  991,908
                                                                                                 ==========
Net Asset Value Per Share

   Institutional Class                                                                           $     9.88
                                                                                                 ==========
   Financial Intermediary Class                                                                  $     9.87
                                                                                                 ==========

Western Asset Core Plus Portfolio

March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------

                                                                                            ACTUAL            APPRECIATION/
                                                                  EXPIRATION              CONTRACTS          (DEPRECIATION)
                                                                --------------------------------------------------------------
Futures Contracts Purchased/Q/
Euribor Futures                                                   March 2003                   110              $    93
Euro Dollar Forwards                                               June 2002                   226                 (337)
Sterling Futures                                              September 2002                   500                 (135)
U.S. Treasury Bond Futures                                         June 2002                   316                 (424)
U.S. Treasury Note Futures                                         June 2002                   424                 (956)
                                                                                                                -------
                                                                                                                $(1,759)
                                                                                                                -------
Futures Contracts Written/Q/
Japanese Yen Currency Futures                                      June 2002                    74              $   195
U.S. Treasury Note Futures                                         June 2002                   223                   36
U.S. Treasury Note Futures                                         June 2002                 1,674                2,164
                                                                                                                -------
                                                                                                                $ 2,395
                                                                                                                -------
Options Written/Q/
Deutsche Bank Swaption Put, Strike Price $100.00                    May 2002                   291              $  (180)
Euribor Futures Call, Strike Price EUR 96.00                   December 2002                   306                   31
Euribor Futures Call, Strike Price EUR 96.125                  December 2002                   306                   24
Eurodollar Futures Call, Strike Price $97.25                  September 2002                   114                    8
Eurodollar Futures Call, Strike Price $96.50                   December 2002                   627                   (6)
Eurodollar Futures Call, Strike Price $97.00                   December 2002                   362                  190
Eurodollar Futures Call, Strike Price $96.25                      March 2003                   274                    6
Eurodollar Futures Put, Strike Price $96.75                   September 2002                    36                   (7)
Eurodollar Futures Put, Strike Price $96.50                    December 2002                   463                 (341)
Federal Republic of Germany Bonds Call,
  Strike Price EUR 101.30                                         April 2002             7,400,000                   (2)
Goldman Sachs Swaption Put, Strike Price $100.00                 August 2002                   117                   76
Goldman Sachs Swaption Put, Strike Price $100.00                 August 2002                   117                  (42)
Sterling Futures Call, Strike Price GBP 95.00                 September 2002                   238                  (44)
U.S. Treasury Bond Futures Call, Strike Price $100.00              June 2002                   637                   61
U.S. Treasury Bond Futures Call, Strike Price $103.00              June 2002                   605                  138
U.S. Treasury Bond Futures Call, Strike Price $104.00              June 2002                   189                  178
U.S. Treasury Note Futures Call, Strike Price $104.00         September 2002                   338                   14
U.S. Treasury Note Futures Call, Strike Price $106.00              June 2002                   375                  133
U.S. Treasury Note Futures Call, Strike Price $106.00              June 2002                   369                   93
U.S. Treasury Note Futures Call, Strike Price $106.00         September 2002                   329                    6
U.S. Treasury Note Futures Call, Strike Price $107.00              June 2002                   555                  417
U.S. Treasury Note Futures Put, Strike Price $100.00               June 2002                   787                   88
                                                                                                                -------
                                                                                                                $   841
                                                                                                                -------
-----------------------------------------------------------------------------------------------------------------------------

/A/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/B/ Rule 144a Security - A security purchased pursuant to Rule 144a under the
    Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This represents 10.4% of net assets.
/C/ The coupon rates shown on variable-rate securities are the rates at March
    31, 2002. These rates vary with the weighted average coupon of the underlying loans.
/D/ When-issued security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/E/ United States Treasury Inflation-Indexed Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

Western Asset Core Plus Portfolio


March 31, 2002
(Amounts inThousands)


/F/ Indexed Security - The rate of interest on this type of security is tied to the London Interbank Offered Rate (LIBOR), the Global Telecom Basket (GTB) index or the one year Treasury Bill rate. The coupon rates are as of March 31, 2002.

/G/ Zero-coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

/H/ Stepped-coupon security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.

/I/ Stripped Security - Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

/J/ Represents actual number of contracts.

/K/ Collateral to cover futures contracts.

/L/ Convertible Bond - Bond may be converted into common stock of the company.

/M/ Bond is in default at March 31, 2002.

/N/ Denominated in Euro Currency.

/O/ Denominated in New Zealand Dollar.

/P/ Denominated in Swedish Krona.

/Q/ Options and Futures are described in more detail in the notes to financial statements.

N.M. Not meaningful.


See notes to financial statements

STATEMENT OF NET ASSETS
Western Asset Inflation Indexed Bond Portfolio


March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                           % OF                        MATURITY
                                                         NET ASSETS           RATE       DATE        PAR         VALUE
                                                        ----------------------------------------------------------------------------
Long-Term Securities                                        98.8%

U.S. Government and Agency Obligations                      98.8%
United States Treasury Inflation-Indexed Security                             3.375%     1/15/07   $ 22,189    $  22,626/A/
United States Treasury Inflation-Indexed Security                             3.625%     1/15/08     30,976       31,789/A/
United States Treasury Inflation-Indexed Security                             3.875%     1/15/09     28,584       29,673/A/
United States Treasury Inflation-Indexed Security                             4.250%     1/15/10     19,076       20,280/A/
United States Treasury Inflation-Indexed Security                             3.500%     1/15/11     17,817       18,062/A/
United States Treasury Inflation-Indexed Security                             3.625%     4/15/28     31,097       31,661/A/
United States Treasury Inflation-Indexed Security                             3.875%     4/15/29     46,532       49,426/A/
United States Treasury Inflation-Indexed Security                             3.375%     4/15/32      4,639        4,601/A/
                                                                                                               ---------
Total U.S. Government and Agency Obligations
  (Identified Cost -- $210,346)                                                                                  208,118
                                                                                                               ---------
Total Long-Term Securities
  (Identified Cost -- $210,346)                                                                                  208,118
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                           98.8%
  (Identified Cost -- $210,346)                                                                                  208,118
Other Assets Less Liabilities                                1.2%                                                  2,517
                                                                                                               ---------
Net Assets Consist of:
Accumulated paid-in capital applicable to 21,232 Institutional Class shares outstanding            $212,907
Accumulated net realized gain/(loss) on investments                                                     (44)
Unrealized appreciation/(depreciation) of investments                                                (2,228)
                                                                                                   --------
Net Assets                                                                                                     $ 210,635
                                                                                                               =========
Net Asset Value Per Share                                                                                      $    9.92
                                                                                                               =========

--------------------------------------------------------------------------------
/A/ U.S. Treasury Inflation-Indexed Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

See notes to financial statements

STATEMENT OF NET ASSETS
Western Asset High Yield Portfolio

March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------------------

                                                          % OF                              MATURITY
                                                        NET ASSETS         RATE               DATE       PAR          VALUE
                                                      ------------------------------------------------------------------------------
Long-Term Securities                                        94.6%

Corporate Bonds and Notes                                   84.2%
Animal Hospitals                                             0.7%
Vicar Operating, Inc.                                                      9.875%           12/1/09    $    987     $ 1,036/B/
                                                                                                                    -------
Apparel                                                      1.4%
Levi Strauss & Co.                                                         6.800%           11/1/03         949         925
The William Carter Company                                                10.875%           8/15/11       1,100       1,169
                                                                                                                    -------
                                                                                                                      2,094
Auto Parts & Equipment                                       1.9%
American Axle & Manufacturing Inc.                                         9.750%            3/1/09       1,260       1,342
Collins & Aikman Corporation                                              10.750%          12/31/11         863         865/B/
Lear Corporation                                                           8.110%           5/15/09         670         684
                                                                                                                    -------
                                                                                                                      2,891
Banking & Finance                                            2.3%
Golden State Holdings Inc.                                                 7.125%            8/1/05         610         601
Terra Capital Inc                                                         12.875%          10/15/08       1,105       1,138
The FINOVA Group Inc.                                                      7.500%          11/15/09       1,103         383
UCAR Finance Inc.                                                         10.250%           2/15/12       1,250       1,312/B/
                                                                                                                    -------
                                                                                                                      3,434
Building Materials                                           1.3%
American Standard Inc.                                                     8.250%            6/1/09         375         390
Nortek, Inc.                                                               9.125%            9/1/07         260         268
Nortek, Inc.                                                               8.875%            8/1/08       1,295       1,327
                                                                                                                    -------
                                                                                                                      1,985
Cable                                                        6.0%
Adelphia Communications Corporation                                       10.250%           11/1/06       2,689       2,501
Century Communications Corp.                                               8.875%           1/15/07         179         168
Century Communications Corp.                                               8.750%           10/1/07         119         110
Charter Communications Holdings, LLC                                      10.750%           10/1/09       1,953       1,963
Charter Communications Holdings, LLC                                       9.625%          11/15/09         788         748
Charter Communications Holdings, LLC                                       0.000%           1/15/12       1,274         688/B,G/
CSC Holdings Inc.                                                          7.625%            4/1/11         310         299
Insight Communications Company, Inc.                                       0.000%           2/15/11       1,300         851/G/
Price Communications Wireless, Inc.                                        9.125%          12/15/06         720         756
Sinclair Broadcast Group, Inc.                                             8.750%          12/15/11         600         617/B/
Young Broadcasting Inc.                                                    8.500%          12/15/08         475         494/B/
                                                                                                                    -------
                                                                                                                      9,195
Chemicals                                                    4.5%
Georgia Gulf Corporation                                                  10.375%           11/1/07       1,020       1,096
Hercules Incorporated                                                     11.125%          11/15/07         343         376/B/

Western Asset High Yield Portfolio

March 31, 2002
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------

                                                         % OF                    MATURITY
                                                      NET ASSETS       RATE        DATE       PAR          VALUE
                                                     ----------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Chemicals (continued)
Huntsman International Holdings LLC                                    0.000%    12/31/09    $3,280       $  886/D/
Huntsman International LLC                                             9.875%      3/1/09       769          781/B/
IMC Global Inc.                                                        6.500%      8/1/03       510          514
IMC Global Inc.                                                       10.875%      6/1/08       268          296
IMC Global Inc.                                                       11.250%      6/1/11       430          475
Lyondell Chemical Company                                              9.625%      5/1/07       330          336
Lyondell Chemical Company                                              9.500%    12/15/08       450          456/B/
MacDermid, Incorporated                                                9.125%     7/15/11       726          755
Noveon, Inc.                                                          11.000%     2/28/11       427          453
Terra Industries Inc.                                                 10.500%     6/15/05       454          381
                                                                                                          ------
                                                                                                           6,805

Commercial Services & Supplies                              0.9%
Coinmach Corporation                                                   9.000%      2/1/10       760          783/B/
Lin Holdings Corp.                                                     0.000%      3/1/08       710          639/G/
                                                                                                          ------
                                                                                                           1,422

Consumer Products                                           1.4%
Armkel LLC                                                             9.500%     8/15/09       930          990
Weight Watchers International Inc.                                    13.000%     10/1/09     1,040        1,204
                                                                                                          ------
                                                                                                           2,194

Containers & Packaging                                      2.9%
Container Corporation of America                                       9.750%      4/1/03       420          430
Four M Corporation                                                    12.000%      6/1/06       376          382
Graphic Packaging Corporation                                          8.625%     2/15/12       630          654/B/
Packaging Corp of America                                              9.625%      4/1/09     1,000        1,090
Plastipak Holdings Inc.                                               10.750%      9/1/11     1,060        1,153/B/
Riverwood International Corporation                                   10.875%      4/1/08       637          659
                                                                                                          ------
                                                                                                           4,368

Electric                                                    2.1%
Mirant Americas Generation Inc.                                        8.300%      5/1/11       174          162
Orion Power Holdings, Inc.                                            12.000%      5/1/10     1,355        1,572
The AES Corporation                                                    7.375%     6/15/03       310          260
The AES Corporation                                                    8.500%     11/1/07       463          292
The AES Corporation                                                    9.500%      6/1/09     1,081          843
                                                                                                          ------
                                                                                                           3,129

Electronics                                                 1.0%
Amkor Technology, Inc.                                                 9.250%     2/15/08       743          726
Solectron Corporation                                                  9.625%     2/15/09       382          363
Solectron Corporation                                                  0.000%      5/8/20       790          442/D,E/
                                                                                                          ------
                                                                                                           1,531

Western Asset High Yield Portfolio

March 31, 2002
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------

                                                         % OF                    MATURITY
                                                      NET ASSETS       RATE        DATE       PAR          VALUE
                                                     ----------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Energy                                                       3.6%
Calpine Corporation                                                    8.625%     8/15/10    $1,840      $ 1,454
Calpine Corporation                                                    8.500%     2/15/11       850          665
CMS Energy Corporation                                                 6.750%     1/15/04       750          747
CMS Energy Corporation                                                 9.875%    10/15/07     1,080        1,168
Peabody Energy Corporation                                             8.875%     5/15/08       708          752
Peabody Energy Corporation                                             9.625%     5/15/08       651          694
                                                                                                         -------
                                                                                                           5,480

Engineering & Construction                                   0.2%
Washington Group International, Inc.                                  11.000%      7/1/10     1,565          329/B,H/
                                                                                                         -------

Entertainment                                                1.4%
Regal Cinemas, Inc.                                                    9.375%      2/1/12       510          533/B/
Six Flags, Inc.                                                        0.000%      4/1/08     1,332        1,262/G/
Six Flags, Inc.                                                        9.500%      2/1/09       303          315
                                                                                                         -------
                                                                                                           2,110

Environmental Services                                       2.4%
Allied Waste North America Incorporated                                8.875%      4/1/08       240          246
Allied Waste North America Incorporated                                8.500%     12/1/08     1,300        1,313/B/
Allied Waste North America Incorporated                               10.000%      8/1/09     2,061        2,097
Safety-Kleen Corp.                                                     9.250%     5/15/09     1,511        0.151/H/
                                                                                                         -------
                                                                                                           3,656

Food, Beverage & Tobacco                                     1.1%
DIMON Incorporated                                                     9.625%    10/15/11       949        1,006
Land O' Lakes Inc.                                                     8.750%    11/15/11       629          626/B/
                                                                                                         -------
                                                                                                           1,632

Gaming                                                       6.0%
Anchor Gaming                                                          9.875%    10/15/08       440          492
Argosy Gaming Company                                                  9.000%      9/1/11       450          475
Boyd Gaming Corporation                                                9.250%     10/1/03       930          959
Harrahs Operating Company Inc.                                         7.875%    12/15/05       600          617
Horseshoe Gaming Holding Corp.                                         8.625%     5/15/09     1,065        1,113
Mandalay Resort Group                                                 10.125%      3/1/12       393          404/B/
Mohegan Tribal Gaming Authority                                        8.750%      1/1/09       747          756
Park Place Entertainment Corporation                                   7.875%    12/15/05       420          421
Park Place Entertainment Corporation                                   8.500%    11/15/06       280          283
Park Place Entertainment Corporation                                   9.375%     2/15/07       220          233
Park Place Entertainment Corporation                                   8.875%     9/15/08       450          469
Station Casinos, Inc.                                                  9.875%      7/1/10     1,505        1,603
Venetian Casino Resort LLC                                            14.250%    11/15/05     1,250        1,308
                                                                                                         -------
                                                                                                           9,133

Western Asset High Yield Portfolio

March 31, 2002
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------

                                                         % OF                    MATURITY
                                                      NET ASSETS       RATE        DATE        PAR         VALUE
                                                     --------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Health Care                                                 1.7%
Extendicare Health Services Inc.                                        9.350%   12/15/07    $  639       $  575
Magellan Health Services, Inc.                                          9.375%   11/15/07       640          621/B/
Magellan Health Services, Inc.                                          9.000%    2/15/08       905          688
Rotech Healthcare Inc.                                                  9.500%     4/1/12       641          662/B/
                                                                                                          ------
                                                                                                           2,546

Homebuilding                                                2.9%
Atrium Companies Inc.                                                  10.500%     5/1/09       940          930
Pulte Homes, Inc.                                                       7.875%     8/1/11     1,000        1,001
Schuler Homes, Inc.                                                     9.375%    7/15/09       530          553
Schuler Homes, Inc.                                                    10.500%    7/15/11       430          460
The Ryland Group, Inc.                                                  8.000%    8/15/06        40           41
The Ryland Group, Inc.                                                  9.750%     9/1/10     1,360        1,479
                                                                                                          ------
                                                                                                           4,464

Industrial                                                  0.5%
Holley Performance Products                                            12.250%    9/15/07     1,090          719
                                                                                                          ------

Insurance                                                   1.1%
Conseco, Inc.                                                           8.750%     2/9/04      710           390
Conseco, Inc.                                                          10.750%    6/15/08      300           155
Willis Corroon Corporation Plc                                          9.000%     2/1/09    1,125         1,176
                                                                                                          ------
                                                                                                           1,721

Lodging/Hotels                                              1.8%
Extended Stay America, Inc.                                             9.150%    3/15/08      180           181
Extended Stay America, Inc.                                             9.875%    6/15/11      880           919
Felcore Lodging LP                                                      9.500%    9/15/08      300           316
Host Marriott Corporation                                               9.250%    10/1/07      135           140
Host Marriott Corporation                                               8.450%    12/1/08      375           379
MeriStar Hospitality Corporation                                        9.125%    1/15/11      830           848/B/
                                                                                                          ------
                                                                                                           2,783

Machinery                                                   2.5%
AGCO Corporation                                                        9.500%     5/1/08    1,010         1,091
Joy Global Inc.                                                         8.750%    3/15/12      769           794/B/
Terex Corporation                                                       8.875%     4/1/08      250           252
Terex Corporation                                                      10.375%     4/1/11      200           217
Terex Corporation                                                       9.250%    7/15/11    1,450         1,508
                                                                                                          ------
                                                                                                           3,862

Manufacturing (Diversified)                                 1.5%
Actuant Corporation                                                    13.000%     5/1/09      430           490
Foamex L.P.                                                            10.750%     4/1/09      904           927/B/
Interface, Inc.                                                        10.375%     2/1/10      450           473/B/
Juno Lighting, Inc.                                                    11.875%     7/1/09      450           468
                                                                                                          ------
                                                                                                           2,358

Western Asset High Yield Portfolio

March 31, 2002
(Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------------

                                                         % OF                    MATURITY
                                                      NET ASSETS       RATE        DATE        PAR          VALUE
                                                     ----------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Media                                                       4.1%
American Media Operations, Inc.                                       10.250%      5/1/09    $  692      $   716
AMFM Inc.                                                              8.125%    12/15/07       145          149
AMFM Inc.                                                              8.000%     11/1/08       565          593
Belo Corp.                                                             7.125%      6/1/07       500          495
Brill Media Company, LLC                                              12.000%    12/15/07     1,000          280/H/
Emmis Communications Corporation                                       0.000%     3/15/11     1,250          900/G/
Entravision Communications Corporation                                 8.125%     3/15/09       385          389/B/
Fox Sports Networks, LLC                                               8.875%     8/15/07       334          348
Garden State Newspapers, Inc.                                          8.750%     10/1/09       646          644
Paxson Communications Corporation                                     10.750%     7/15/08       320          349
Paxson Communications Corporation                                      0.000%     1/15/09     1,149          827/B,G/
Quebecor Media Inc.                                                   11.125%     7/15/11       484          525
                                                                                                         -------
                                                                                                           6,215

Medical Care Facilities                                     3.1%
Beverly Enterprises, Inc.                                              9.000%     2/15/06       310          315
Beverly Enterprises, Inc.                                              9.625%     4/15/09       780          796
DaVita, Inc.                                                           9.250%     4/15/11       490          573
HEALTHSOUTH Corporation                                               10.750%     10/1/08       845          930
Triad Hospitals, Inc.                                                  8.750%      5/1/09       780          831
Vanguard Health Systems, Inc.                                          9.750%      8/1/11     1,290        1,361
                                                                                                         -------
                                                                                                           4,806

Medical Products                                            2.0%
Alaris Medical Systems Inc.                                           11.625%     12/1/06       390          425
Fisher Scientific International Inc.                                   9.000%      2/1/08     1,120        1,154
Fresenius Medical Care Capital Trust II                                7.875%      2/1/08     1,010        1,015
Fresenius Medical Care Capital Trust IV                                7.875%     6/15/11       120          120
Hanger Orthopedic Group, Inc.                                         10.375%     2/15/09       370          389/B/
                                                                                                         -------
                                                                                                           3,103

Metals                                                      0.8%
Kaiser Aluminum & Chemical                                            12.750%      2/1/03     1,780          374/H/
Kaiser Aluminum & Chemical                                             9.875%     2/15/06       460          338/H/
Kaiser Aluminum & Chemical                                            10.875%    10/15/06       637          468/H/
                                                                                                         -------
                                                                                                           1,180

Mining                                                      0.9%
Better Minerals & Aggregates                                          13.000%     9/15/09     1,020          969
Compass Minerals Group Inc.                                           10.000%     8/15/11       302          318/B/
                                                                                                         -------
                                                                                                           1,287

Office Equipment & Supplies                                 0.6%
Xerox Corporation                                                      5.500%    11/15/03       645          603
Xerox Corporation                                                      5.250%    12/15/03       174          161
Xerox Corporation                                                      0.570%     4/21/18       210          118/E/
                                                                                                         -------
                                                                                                             882

Western Asset High Yield Portfolio

March 31, 2002
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------

                                                   % OF                    MATURITY
                                                NET ASSETS       RATE        DATE       PAR         VALUE
                                               --------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Oil & Gas                                             2.9%
Amerigas Partners LP                                              8.875%    5/20/11    $  260      $   268
El Paso Energy Partners                                           8.500%     6/1/11       290          297
Forest Oil Corporation                                           10.500%    1/15/06       160          171
Forest Oil Corporation                                            8.000%    6/15/08       222          227
Magnum Hunter Resources, Inc.                                     9.600%    3/15/12     1,027        1,076/B/
Mission Resources Corporation                                    10.875%     4/1/07       570          530
Ocean Energy, Inc.                                                8.375%     7/1/08       690          729
Pioneer Natural Resources Company                                 9.625%     4/1/10       705          775
Vintage Petroleum, Inc.                                           7.875%    5/15/11       380          355
                                                                                                   -------
                                                                                                     4,428

Paper & Forest Products                               1.3%
Appleton Papers Inc.                                             12.500%   12/15/08    1,000           980/B/
Buckeye Technologies Inc.                                         8.500%   12/15/05      517           465
Georgia-Pacific Corp                                              9.500%    12/1/11      420           440
Georgia-Pacific Corp                                              8.875%    5/15/31      193           180
                                                                                                   -------
                                                                                                     2,065

Pharmaceuticals                                       1.2%
ICN Pharmaceuticals, Inc.                                         8.750%   11/15/08    1,610         1,874
                                                                                                   -------


Retail                                                1.2%
Backsaver Acquisition Corp.                                       9.250%    5/31/08      125            46/C, I/
Relax The Back Acquisition Corp.                                  9.250%    5/31/08       54            20/C, I/
Rite Aid Corporation                                             11.250%     7/1/08      850           663
Samsonite Corporation                                            10.750%    6/15/08      780           571
The Gap, Inc.                                                     8.150%   12/15/05      585           572/B/
                                                                                                   -------
                                                                                                     1,872

Steel (Producers)                                     0.7%
AK Steel Corporation                                              7.875%    2/15/09    1,128         1,128
                                                                                                   -------

Telecommunications                                    9.9%
AirGate PCS, Inc.                                                 0.000%    10/1/09      618           405/G/
Alamosa Delaware Incorporated                                    13.625%    8/15/11    1,450         1,233
Crown Castle International Corp.                                  0.000%    5/15/11      270           158/G/
Crown Castle International Corp.                                  9.375%     8/1/11      616           519
Dobson Communications Corporation                                12.250%   12/15/08       77            76
Dobson Communications Corporation                                10.875%     7/1/10    1,203         1,167
EchoStar Broadband Corporation                                   10.375%    10/1/07      220           235
EchoStar DBS Corporation                                          9.125%    1/15/09      120           124/B/

Western Asset High Yield Portfolio

March 31, 2002
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------

                                                   % OF                    MATURITY
                                                NET ASSETS       RATE        DATE       PAR         VALUE
                                               ---------------------------------------------------------------
Corporate Bonds and Notes (CONTINUED)
Telecommunications (continued)
EchoStar DBS Corporation                                          9.375%     2/1/09    $1,180     $ 1,227
FairPoint Communications, Inc.                                    9.500%     5/1/08       405         346
FairPoint Communications, Inc.                                   12.500%     5/1/10       480         472
Horizon PCS, Inc.                                                13.750%    6/15/11       927         718/B/
Insight Midwest                                                  10.500%    11/1/10       500         543
Intermedia Communications Inc.                                    0.000%    7/15/07       220         215/G/
iPCS, Inc.                                                        0.000%    7/15/10       520         286/G/
L-3 Communications Corporation                                   10.375%     5/1/07     1,320       1,404
Nextel Communications, Inc.                                       0.000%   10/31/07     1,500         967/G/
Nextel Communications, Inc.                                       9.375%   11/15/09       450         296
PanAmSat Corporation                                              8.500%     2/1/12       990         985/B/
Qwest Corporation                                                 7.625%     6/9/03       418         404
Rural Cellular Corporation                                        9.750%    1/15/10     1,010         833/B/
Spectrasite Holdings, Inc.                                        0.000%    3/15/10     1,700         434/G/
TeleCorp PCS, Inc.                                               10.625%    7/15/10       600         672
Tritel PCS, Inc.                                                 10.375%    1/15/11       750         847
Ubiquitel Operating Company                                       0.000%    4/15/10       780         273/G/
VoiceStream Wireless Corporation                                 10.375%   11/15/09       273         293
                                                                                                  -------
                                                                                                   15,132

Textiles                                              0.4%
Collins & Aikman Floor Covering                                   9.750%    2/15/10       650         680/B/
                                                                                                  -------

Transportation                                        2.0%
Avis Group Holdings, Inc.                                        11.000%     5/1/09     1,645       1,791
Kansas City Southern Railway                                      9.500%    10/1/08     1,105       1,196
                                                                                                  -------
                                                                                                    2,987

Total Corporate Bonds and Notes
  (Identified Cost -- $126,495)                                                                   128,516
--------------------------------------------------------------------------------------------------------------
Yankee Bonds/A/                                       7.9%
Banking & Finance                                     0.6%
Yell Finance BV                                                  10.750%     8/1/11        840        916
                                                                                                  -------

Cable                                                 1.6%
British Sky Broadcasting Group plc                                7.300%   10/15/06        310        309
British Sky Broadcasting Group plc                                6.875%    2/23/09        530        497
Callahan Nordrhein Westfalen                                     14.000%    7/15/10      1,750        175/B, G/
Rogers Communications, Inc.                                       8.875%    7/15/07        425        427
Rogers Cablesystems Limited                                      10.000%    12/1/07        500        526
Telewest Communications plc                                       9.625%    10/1/06        546        273
Telewest Communications plc                                      11.000%    10/1/07        310        158
                                                                                                  -------
                                                                                                    2,365

Western Asset High Yield Portfolio


March 31, 2002
(Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------------------------

                                                           % OF                         MATURITY
                                                       NET ASSETS           RATE         DATE          PAR          VALUE
                                                       ----------------------------------------------------------------------
Yankee Bonds (CONTINUED)
Chemicals                                                    0.6%
Avecia Group plc                                                           11.000%       7/1/09       $  915      $   947
                                                                                                                  -------
Electric                                                     0.2%
AES Drax Holdings Ltd.                                                     10.410%      12/31/20         362          298
                                                                                                                  -------
Electronics                                                  0.2%
Flextronics International Ltd.                                              9.875%       7/1/10          322          345
                                                                                                                  -------
Energy                                                       0.7%
Calpine Canada Energy Finance                                               8.500%       5/1/08        1,350        1,067
                                                                                                                  -------
Entertainment                                                0.5%
Alliance Atlantis Communications Inc.                                      13.000%      12/15/09         353          397
Corus Entertainment Inc.                                                    8.750%       3/1/12          315          325/B/
                                                                                                                  -------
                                                                                                                      722
Forestry                                                     0.8%
Ainsworth Lumber Co. Ltd.                                                  12.500%       7/15/07         809          853
Tembec Industries, Inc.                                                     8.500%       2/1/11          377          385
                                                                                                                  -------
                                                                                                                    1,238
Oil & Gas                                                    0.6%
Triton Energy Limited                                                       8.875%      10/1/07          800          863
                                                                                                                  -------
Paper                                                        0.4%
Norske Skog Canada Limited                                                  8.625%       6/15/11         620          629/B/
                                                                                                                  -------
Services                                                     0.7%
Compagnie Generale de Geophysique SA                                       10.625%      11/15/07         700          724
Compagnie Generale de Geophysique SA                                       10.625%      11/15/07         305          316/B/
                                                                                                                  -------
                                                                                                                    1,040
Telecommunications                                           0.3%
Rogers Wireless Communications Inc.                                         9.625%       5/1/11          550          512
                                                                                                                  -------
Transportation                                               0.7%
Teekay Shipping Corporation                                                 8.875%       7/15/11       1,026        1,077/B/
                                                                                                                  -------
Total Yankee Bonds
  (Identified Cost -- $12,239)                                                                                     12,019
-----------------------------------------------------------------------------------------------------------------------------

Western Asset High Yield Portfolio

March 31, 2002
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------------------

                                                           % OF                         MATURITY       SHARES/
                                                        NET ASSETS          RATE         DATE            PAR       VALUE
                                                       ------------------------------------------------------------------------
Common Stocks and Equity Interests                        N.M.
Telecommunications                                        N.M.
Price Communications Corporation                                                                       1 shs     $      9
                                                                                                                 --------
Total Common Stocks and Equity Interests
  (Identified Cost -- $9)                                                                                               9
-------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                          2.5%
Cable                                                     1.5%
Adelphia Communications Corporation                                        13.000%                         1           95
Cablevision Systems Corporation New York Group                             11.125%                        13        1,356
Cablevision Systems Corporation New York Group                             11.750%                         7          747
                                                                                                                 --------
                                                                                                                    2,198
Industrial                                                0.1%
High Voltage Engineering Corporation                                       12.500%                         3          131/F/
                                                                                                                 --------
Media                                                     0.5%
Paxson Communications Corporation                                          13.250%                     0.028          256/F/
Sinclair Broadcast Group, Inc.                                             11.625%                         5          547
                                                                                                                 --------
                                                                                                                      803
Telecommunications                                        0.4%
Intermedia Communications, Inc.                                            13.500%                         7          590/F/
                                                                                                                 --------
Total Preferred Stocks
  (Identified Cost -- $4,040)                                                                                       3,722
-------------------------------------------------------------------------------------------------------------------------------
Warrants                                                  N.M.
Next Generation Network, Inc.                                                                          3 wts        0.028/J/
Horizon PCS, Inc.                                                                                          1           41/BJ/
                                                                                                                 --------
Total Warrants
  (Identified Cost -- $27)                                                                                             41
                                                                                                                 --------
Total Long-Term Securities
  (Identified Cost -- $142,810)                                                                                   144,307
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities                                     3.8%
Corporate Bonds and Notes                                 0.6%
Adelphia Communications Corporation                                         9.250%      10/1/02        $ 130          126
AAF-McQuay Inc.                                                             8.875%       2/15/03         475          475
Qwest Corporation                                                           6.375%      10/15/02         377          371
                                                                                                                 --------
                                                                                                                      972

Western Asset High Yield Portfolio


March 31, 2002
(Amounts in Thousands)

March 31, 2002
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------------

                                                                     % OF
                                                                  NET ASSETS                        PAR           VALUE
                                                                ------------------------------------------------------------
Short-Term Securities (CONTINUED)
Repurchase Agreements                                                 3.2%
Goldman, Sachs & Company
  1.90% dated 3/28/02, to be repurchased at
  $4,938 on 4/1/02 (Collateral:$20,000 Freddie
  Mac medium-term notes, 5.625% due 3/15/11,
  value $5,049)                                                                                  $  4,937        $  4,937
                                                                                                                 --------
Total Short-Term Securities
  (Identified Cost -- $5,897)                                                                                       5,909
----------------------------------------------------------------------------------------------------------------------------
Total Investments                                                    98.4%
  (Identified Cost -- $148,707)                                                                                   150,216
Other Assets Less Liabilities                                         1.6%                                          2,513
                                                                                                                 --------
Net Assets Consist of:
Accumulated paid-in capital applicable to 14,739 Institutional Class shares outstanding          $147,478
Under/(over) distributed net investment income                                                      4,265
Accumulated net realized gain/(loss) on investments                                                  (523)
Unrealized appreciation/(depreciation) of investments                                               1,509
                                                                                                 --------

Net Assets                                                          100.0%                                       $152,729
                                                                                                                 ========
Net Asset Value Per Share                                                                                        $  10.36
                                                                                                                 ========
----------------------------------------------------------------------------------------------------------------------------

/A/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/B/ Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 17.1% of net assets.
/C/  Private placement.
/D/ Zero-coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/E/ Convertible Security - Security may be converted into common stock of the company.
/F/ Pay-In-Kind ("PIK") security - A bond in which interest during the initial few years is paid in additional PIK securities rather than in cash.
/G/ Stepped-coupon security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.
/H/  Bond is in default at March 31, 2002.
/I/ Illiquid security valued at fair value under procedures adopted by the Board of Directors.
/J/  Non-income producing.

See notes to financial statements

STATEMENT OF NET ASSETS
Western Asset Non-U.S. Fixed Income Portfolio

March 31, 2002
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------------------------

                                                         % OF                    MATURITY
                                                      NET ASSETS       RATE        DATE        PAR/A/      VALUE
                                                     --------------------------------------------------------------
Long-Term Securities                                     91.2%

British Sterling                                          2.9%
Corporate Bonds and Notes                                 1.3%
Halifax Plc                                                           6.375%       4/3/08       200       $   292
Natwest Bank                                                          6.500%       9/7/21       210           315
                                                                                                          -------
                                                                                                              607
Government Obligations                                    1.6%
United Kingdom of Great Britain and Northern Ireland                  5.750%      12/7/09       275           401
United Kingdom of Great Britain and Northern Ireland                  6.000%      12/7/28       200           322
United Kingdom of Great Britain and Northern Ireland                  4.250%       6/7/32        50            63
                                                                                                          -------
                                                                                                              786

Total British Sterling                                                                                      1,393
-------------------------------------------------------------------------------------------------------------------

Danish Krone                                              1.4%
Corporate Bonds and Notes                                 1.4%
Nykredit                                                              6.000%      10/1/29     5,799           654
-------------------------------------------------------------------------------------------------------------------

Euro                                                     57.9%
Corporate Bonds and Notes                                14.3%
Bank Nederlandse Gemeenten NV                                         5.625%     10/25/10     2,600         2,290
Caisse de Refinancement L' Hypothcaire                                4.200%      4/25/11     2,900         2,287
Kredit Fuer Wiederaufbau                                              5.250%       1/4/10     2,550         2,216
                                                                                                          -------
                                                                                                            6,793

Government Obligations                                   43.6%
Federal Republic of Germany                                           5.250%       1/4/11     1,170         1,019
French Republic                                                       4.500%      7/12/06     2,600         2,234
Hellenic Republic                                                     5.350%      5/18/11     2,550         2,246
Italian Republic                                                      6.000%       5/1/31    12,500        11,207
Kingdom of Belgium                                                    5.500%      3/28/28     2,100         1,773
Kingdom of Spain                                                      5.400%      7/30/11     2,575         2,241
                                                                                                          -------
                                                                                                           20,720

Total Euro                                                                                                 27,513
-------------------------------------------------------------------------------------------------------------------

New Zealand Dollar                                       19.7%
Government Obligations                                   19.7%
New Zealand                                                           6.000%     11/15/11     10,760        4,447
New Zealand                                                           6.500%      4/15/13     11,510        4,905
                                                                                                          -------

Total New Zealand Dollar                                                                                    9,352
-------------------------------------------------------------------------------------------------------------------

Western Asset Non-U.S. Fixed Income Portfolio


March 31, 2002
(Amounts in Thousands)

----------------------------------------------------------------------------------------------------------------------
                                                               % OF                MATURITY
                                                            NET ASSETS    RATE       DATE       PAR/A/        VALUE
                                                            ----------------------------------------------------------
Long-Term Securities (CONTINUED)
Swedish Krona                                                   9.3%
Corporate Bonds and Notes                                       9.3%
AB Spintab                                                               5.750%    6/15/05      23,000      $  2,220
Statens Bostadsfinansier                                                 5.500%    3/15/06      22,900         2,186
                                                                                                            --------
Total Swedish Krona                                                                                            4,406

Total Long-Term Securities
 (Identified Cost -- $44,816)                                                                                 43,318
----------------------------------------------------------------------------------------------------------------------
Short-Term Securities                                           0.5%
Options Purchased/C/                                            0.5%
Bundesobligation Call, April 2002, Strike Price EUR 98.67                                       26,600/B/        171
Federal Republic of Germany Bond Options Call,
 June 2002, Strike Price $99.34                                                                  3,917/B/         46
                                                                                                            --------
                                                                                                                 217

Total Short-Term Securities
 (Identified Cost -- $430)                                                                                       217
----------------------------------------------------------------------------------------------------------------------
Total Investments                                              91.7%
 (Identified Cost -- $45,246)                                                                                 43,535
Other Assets Less Liabilities                                   8.3%                                           3,952
                                                                                                            --------

Net Assets Consist of:
Accumulated paid-in capital applicable to 5,135
 Institutional Class shares outstanding                                                       $ 51,267
Under/(over) distributed net investment income                                                    (742)
Accumulated net realized gain/(loss) on investments,
 options, futures and currency transactions                                                     (1,274)
Unrealized appreciation/(depreciation) of investments,
 options, futures and currency transactions                                                     (1,764)
                                                                                              --------
Net Assets                                                    100.0%                                        $ 47,487
                                                                                                            ========
Net Asset Value Per Share                                                                                   $   9.25
                                                                                                            ========
----------------------------------------------------------------------------------------------------------------------

/A/ Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issuance currency.
/B/ Represents actual number of contracts.
/C/ Options are described in more detail in the notes to financial statements.

See notes to financial statements

STATEMENTS OF OPERATIONS

(Amounts in Thousands)

--------------------------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED MARCH 31, 2002
                                          --------------------------------------------------------------------------------
                                                                                      WESTERN                   WESTERN
                                                                         WESTERN       ASSET       WESTERN       ASSET
                                             WESTERN       WESTERN        ASSET      INFLATION      ASSET       NON-U.S.
                                              ASSET         ASSET         CORE        INDEXED       HIGH         FIXED
                                          INTERMEDIATE      CORE          PLUS         BOND         YIELD        INCOME
                                            PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO*    PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest                               $    32,090    $   52,659      $ 41,177   $    1,439   $     7,941   $    3,398
   Dividends                                      320         1,017           160           --           185           --
                                          -----------    ----------    ----------   ----------   -----------   ----------
     Total income                              32,410        53,676        41,337        1,439         8,126        3,398
                                          -----------    ----------    ----------   ----------   -----------   ----------
Expenses:
   Advisory fee                                 2,253         3,879         3,157           54           409          306
   Distribution and service fees                   --             4            --           --            --           --
   Transfer agent and shareholder
    servicing expense                              16            38            17           12             7           13
   Audit and legal fees                            69            93            76           11            32           29
   Custodian fees                                 209           450           445           50            66          169
   Directors' fees                                 28            28            28           28            20           28
   Registration fees                               42            40            70           21            21           11
   Reports to shareholders                         11            30            10            3             3            2
   Other expenses                                  10            14            22            1            --            2
                                          -----------    ----------      --------   ----------   -----------   ----------
                                                2,638         4,576         3,825          180           558          560
     Less fees waived                            (103)         (155)         (615)        (112)         (149)        (186)
                                          -----------    ----------      --------   ----------   -----------   ----------
     Total expenses, net of waivers             2,535         4,421         3,210           68           409          374
                                          -----------    ----------      --------   ----------   -----------   ----------
Net Investment Income                          29,875        49,255        38,127        1,371         7,717        3,024

Net Realized and Unrealized Gain (Loss) on Investments:
   Realized gain (loss) on:
     Investments                                5,269        15,033         4,248           40          (523)        (927)
     Options                                      462         7,379         2,004           --            --       (3,883)
     Futures                                     (200)        2,139        12,363           --            --        7,459
     Foreign currency transactions                 --            --           514           --            --        1,090
     Swaps                                         --          (660)       (1,808)          --            --           --
                                          -----------    ----------    ----------   ----------   -----------   ----------
                                                5,531        23,891        17,321           40          (523)       3,739
                                          -----------    ----------    ----------   ----------   -----------   ----------
   Change in unrealized gain (loss) on:

     Investments, options, futures, swaps,
      and foreign currency transactions       (15,551)      (23,760)      (19,829)      (2,206)        1,509       (4,081)
     Assets and liabilities denominated
      in foreign currency                          --            --             1           --            --            5
                                          -----------    ----------    ----------   ----------   -----------   ----------
                                              (15,551)      (23,760)      (19,828)      (2,206)        1,509       (4,076)
                                          -----------    ----------    ----------   ----------   -----------   ----------

Net realized and unrealized gain (loss)
 on investments                               (10,020)          131        (2,507)      (2,166)          986         (337)
                                          -----------    ----------    ----------   ----------   -----------   ----------
Change in net assets resulting from
 operations                               $    19,855    $   49,386    $   35,620   $     (795)  $     8,703   $    2,687
                                          ===========    ==========    ==========   ==========   ===========   ==========
--------------------------------------------------------------------------------------------------------------------------

* September 28, 2001 (commencement of operations) to March 31, 2002.

See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------
                                                       WESTERN ASSET                              WESTERN ASSET
                                                       INTERMEDIATE                                   CORE
                                                         PORTFOLIO                                  PORTFOLIO
                                       -----------------------------------------   ----------------------------------------
                                            YEAR ENDED            YEAR ENDED            YEAR ENDED           YEAR ENDED
                                          MARCH 31, 2002        MARCH 31, 2001        MARCH 31, 2002       MARCH 31, 2001
---------------------------------------------------------------------------------------------------------------------------
Change in Net Assets:
   Net investment income                    $ 29,875               $ 26,858             $ 49,255              $ 48,110

   Net realized gain (loss) on investments,
      options, futures, swaps and foreign
      currency transactions                    5,531                  7,191               23,891                12,651

   Change in unrealized appreciation
      (depreciation) of investments,
      options, futures, swaps and assets
      and liabilities denominated
      in foreign currencies                  (15,551)                17,285              (23,760)               33,633
                                           ---------              ---------            ---------             ---------
   Change in net assets resulting from
      operations                              19,855                 51,334               49,386                94,394

Distributions to shareholders:
      From net investment income:
         Institutional Class                 (29,884)               (26,874)             (48,731)              (48,023)
         Financial Intermediary Class           N/A                     N/A                  (92)                 (105)

      From net realized gain on investments:
         Institutional Class                  (7,678)                    --              (10,466)                   --
         Financial Intermediary Class           N/A                     N/A                  (21)                   --

   Change in net assets from:
      Fund share transactions:
         Institutional Class                 188,081                 57,306              154,985               131,268
         Financial Intermediary Class           N/A                     N/A                   26                   314
                                           ---------              ---------            ---------             ---------
   Change in net assets                      170,374                 81,766              145,087               177,848

Net Assets:
   Beginning of year                         457,822                376,056              828,342               650,494

   End of year                              $628,196               $457,822             $973,429              $828,342
                                           ---------              ---------            ---------             ---------

   Undistributed net investment income      $   (397)              $     86             $   (403)             $     --
                                           ---------              ---------            ---------             ---------
---------------------------------------------------------------------------------------------------------------------------

*  March 1, 2001 (commencement of operations) to March 31, 2001.
** September 28, 2001 (commencement of operations) to March 31, 2002.

See notes to financial statements

              WESTERN ASSET                     WESTERN ASSET            WESTERN ASSET               WESTERN ASSET
               CORE PLUS                      INFLATION INDEXED           HIGH YIELD                NON-U.S. FIXED
               PORTFOLIO                       BOND PORTFOLIO              PORTFOLIO               INCOME PORTFOLIO
 -----------------------------------  -------------------------------- -------------------  --------------------------------
     Year Ended        Year Ended       Year Ended       Year Ended       Year Ended          Year Ended       Year Ended
   March 31, 2002   March 31, 2001    March 31, 2002   March 31, 2001*  March 31, 2002**    March 31, 2002    March 31, 2001
 ---------------------------------------------------------------------------------------------------------------------------

       $ 38,127        $ 21,463         $  1,371         $    90          $  7,717               $  3,024           $ 3,837



         17,321           9,903               40              --              (523)                 3,739            (2,267)




        (19,828)         11,614           (2,206)            (22)            1,509                 (4,076)            2,744
       --------        --------         ---------        --------         --------               --------           -------

         35,620          42,980             (795)             68             8,703                  2,687             4,314



        (37,772)        (21,542)          (1,371)            (90)           (3,452)                (3,741)           (6,015)
             (2)            N/A              N/A             N/A               N/A                    N/A               N/A



        (17,685)            --               (84)             --                --                     --                --
             --             N/A              N/A             N/A               N/A                    N/A               N/A



        567,055         207,829          200,907          12,000           147,478                (44,844)           32,560
            241             N/A              N/A             N/A               N/A                    N/A               N/A
       --------        --------         ---------        --------         --------               --------           -------
        547,457         229,267          198,657          11,978           152,729                (45,898)           30,859


        444,451         215,184           11,978              --                --                 93,385            62,526

       $991,908        $444,451         $210,635         $11,978          $152,729               $ 47,487           $93,385
       --------        --------        ----------        --------         --------               --------           -------

       $   (364)       $ (1,205)        $     --              --          $  4,265               $   (742)          $(3,399)
       --------        --------        ----------        --------         --------               --------           -------
 ---------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      INVESTMENT OPERATIONS
                                                                       ---------------------------------------------------
                                                                                          NET REALIZED
                                                                                         AND UNREALIZED
                                                                                         GAIN (LOSS) ON
                                                                                          INVESTMENTS,
                                                       NET ASSET                        OPTIONS, FUTURES,          TOTAL
                                                        VALUE,             NET             SWAPS AND               FROM
                                                       BEGINNING       INVESTMENT       FOREIGN CURRENCY        INVESTMENT
                                                        OF YEAR          INCOME           TRANSACTIONS          OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Western Asset Intermediate Portfolio
   Institutional Class/A/

      Years Ended March 31,
      2002                                              $10.65            $0.57/L/             $(0.13)               $0.44
      2001                                               10.09             0.68/L/               0.56                 1.24
      2000                                               10.62             0.63/L/              (0.38)                0.25
      1999                                               10.85             0.58/L/               0.06                 0.64
      Nine Months Ended March 31, 1998/B/                10.72             0.46/L/               0.23                 0.69
   Year Ended June 30, 1997                              10.48             0.55/L/               0.30                 0.85

   Financial Intermediary Class
   Period Ended
       November 30, 1999/E/                             $10.61            $0.41/M/             $(0.33)               $0.08
       Year Ended March 31, 1999/F/                      10.60             0.12/M/              (0.11)                0.01

Western Asset Core Portfolio
   Institutional Class/A/

      Years Ended March 31,
      2002                                              $11.09            $0.62/N/              $0.05                $0.67
      2001                                               10.39             0.73/N/               0.70                 1.43
      2000                                               11.01             0.67/N/              (0.46)                0.21
      1999                                               11.59             0.64/N/              (0.01)                0.63
      Nine Months Ended March 31, 1998/B/                11.28             0.49/N/               0.49                 0.98
      Year Ended June 30, 1997                           11.05             0.70/N/               0.19                 0.89

   Financial Intermediary Class
      Years Ended March 31,
      2002                                              $11.10            $0.59/O/              $0.06                $0.65
      2001                                               10.40             0.70/O/               0.70                 1.40
      2000/G/                                            10.69             0.45/O/              (0.25)                0.20


--------------------------------------------------------------------------------------------------------------------------

See notes to financial statements

----------------------------------------------------------------------------------------------------------------------------
                 DISTRIBUTIONS                                                     RATIOS/SUPPLEMENTAL DATA
--------------------------------------------                  --------------------------------------------------------------

                                                                                         NET
                   FROM                                                              INVESTMENT                     NET
      FROM          NET                          NET ASSET               EXPENSES      INCOME                     ASSETS
      NET        REALIZED                         VALUE,                    TO           TO        PORTFOLIO      END OF
  INVESTMENT      GAIN ON          TOTAL          END OF      TOTAL       AVERAGE      AVERAGE     TURNOVER        YEAR
    INCOME      INVESTMENTS    DISTRIBUTIONS       YEAR       RETURN    NET ASSETS   NET ASSETS      RATE     (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------

      $(0.57)       $(0.13)         $(0.70)       $10.39       4.20%/L/     0.45%/L/     5.3%/L/      274.8%       $628,196
       (0.68)           --           (0.68)        10.65      12.79%/L/     0.45%/L/     6.6%/L/      328.4%        457,822
       (0.78)           --           (0.78)        10.09       2.49%/L/     0.45%/L/     6.3%/L/      440.8%        376,056
       (0.57)        (0.30)          (0.87)        10.62       6.01%/L/     0.45%/L/     5.5%/L/      389.6%        314,534
       (0.46)        (0.10)          (0.56)        10.85       6.59%/L,C/   0.45%/L,D/   5.8%/L,D/    401.4%/D/     293,531
       (0.54)        (0.07)          (0.61)        10.72       8.32%/L/     0.45%/L/     6.3%/L/      419.3%        224,497




      $(0.43)           --          $(0.43)       $10.26       0.81%/M,C/   0.70%/M,D/   5.9%/M,D/    440.8%       $     --
          --            --              --         10.61       0.09%/M,C/   0.70%/M,D/   5.2%/M,D/    389.6%          3,792





      $(0.62)       $(0.13)         $(0.75)       $11.01       6.14%/N/     0.50%/N/     5.6%/N/      595.2%       $971,544
       (0.73)           --           (0.73)        11.09      14.37%/N/     0.50%/N/     6.8%/N/      387.2%        826,459
       (0.80)        (0.03)          (0.83)        10.39       1.99%/N/     0.50%/N/     6.3%/N/      260.4%        649,038
       (0.65)        (0.56)          (1.21)        11.01       5.61%/N/     0.50%/N/     5.7%/N/      484.3%        685,489
       (0.53)        (0.14)          (0.67)        11.59       8.91%/N,C/   0.50%/N,D/   6.0%/N,D/    226.9%/D/     617,676
       (0.65)        (0.01)          (0.66)        11.28       8.27%/N/     0.50%/N/     6.4%/N/      384.8%        508,353




      $(0.60)       $(0.13)         $(0.73)       $11.02       5.88%/O/     0.75%/O/     5.3%/O/      595.2%       $  1,885
       (0.70)           --           (0.70)        11.10      13.96%/O/     0.75%/O/     6.6%/O/      387.2%          1,883
       (0.49)           --           (0.49)        10.40       1.97%/O,C/   0.75%/O,D/   6.2%/O,D/    260.4%/D/       1,456



----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

                                                                                      INVESTMENT OPERATIONS
                                                                       ---------------------------------------------------
                                                                                          NET REALIZED
                                                                                         AND UNREALIZED
                                                                                         GAIN (LOSS) ON
                                                                                          INVESTMENTS,
                                                       NET ASSET                        OPTIONS, FUTURES,          TOTAL
                                                        VALUE,            NET          SWAPS AND FOREIGN           FROM
                                                       BEGINNING       INVESTMENT           CURRENCY            INVESTMENT
                                                        OF YEAR          INCOME           TRANSACTIONS          OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Western Asset Core Plus Portfolio
   Institutional Class
      Years Ended March 31,
      2002                                              $10.07          $0.56/P/,*           $ 0.06*              $ 0.62
      2001                                                9.48           0.66/P/               0.59                 1.25
      2000                                                9.97           0.55/P/              (0.37)                0.18
      1999/H/                                            10.00           0.34/P/              (0.08)                0.26

   Financial Intermediary Class
      Year Ended March 31, 2002/Q/                      $10.04          $0.11/U/,*           $(0.17)*             $(0.06)

Western Asset Inflation Indexed Bond Portfolio
      Years Ended March 31,
      2002                                              $ 9.98          $0.41/R/,*           $ 0.01*              $ 0.42
      2001/I/                                            10.00           0.08/R/              (0.02)                0.06

Western Asset High Yield Portfolio
      Year Ended March 31, 2002/J/                      $10.00          $0.53/S/             $ 0.07               $ 0.60

Western Asset Non-U.S Fixed Income Portfolio
      Years Ended March 31,
      2002                                              $ 9.25          $  --/T/,*           $ 0.46*              $ 0.46
      2001                                                9.59           0.59/T/              (0.05)                0.54
      2000                                               10.21           0.49/T/              (0.47)                0.02
      1999/K/                                            10.00           0.30/T/               0.31                 0.61
--------------------------------------------------------------------------------------------------------------------------

/A/ All per share figures for the Institutional Class reflect the 10 for 1 stock split effective May 29, 1998.
/B/ The Fund's year end changed from June 30 to March 31.
/C/ Not annualized
/D/ Annualized
/E/ Liquidation of Financial Intermediary Class of shares.
/F/ For the period January 7, 1999 (commencement of operations) to March 31,
    1999.
/G/ For the period July 22, 1999 (commencement of operations) to March 31, 2000. /H/ For the period July 8, 1998 (commencement of operations) to March 31, 1999. /I/ For the period March 1, 2001 (commencement of operations) to March 31, 2001. /J/ September 28, 2001 (commencement of operations) to March 31, 2002.
/K/ For the period July 15, 1998 (commencement of operations) to March 31, 1999. /L/ Net of advisory fees waived pursuant to a voluntary expense limitation of
    0.50% through August 5, 1996 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.47%, 0.47%, 0.48% and 0.48% for the years ended March 31, 2002, 2001, 2000 and 1999, respectively; 0.52% for the nine months ended March 31, 1998, and 0.55% for the year ended June 30, 1997.
/M/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.70%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.74% for the period ending November 30, 1999 (liquidation of Financial Intermediary Class) and 0.73% for the period January 7, 1999 (commencement of operations) to March 31, 1999.
/N/ Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.52%; 0.53%; 0.51% and 0.50% for the years ended March 31, 2002, 2001, 2000 and 1999 respectively, 0.50% for the nine months ended March 31, 1998, and 0.50% for the year ended June 30, 1997.

-------------------------------------------------------------------------------------------------------------------------------

               DISTRIBUTIONS                                                     RATIOS/SUPPLEMENTAL DATA
------------------------------------------                 --------------------------------------------------------------------

                                                                                          NET
                 FROM                                                                 INVESTMENT                       NET
   FROM           NET                          NET ASSET                  EXPENSES      INCOME                       ASSETS
   NET         REALIZED                         VALUE,                       TO           TO        PORTFOLIO        END OF
INVESTMENT      GAIN ON          TOTAL          END OF      TOTAL          AVERAGE      AVERAGE     TURNOVER          YEAR
  INCOME      INVESTMENTS    DISTRIBUTIONS       YEAR       RETURN       NET ASSETS   NET ASSETS      RATE       (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
 $(0.54)       $(0.27)         $(0.81)          $ 9.88      6.34%/P/       0.45%/P/      5.3%/P/      590.7%       $991,673
  (0.66)           --           (0.66)           10.07     13.73%/P/       0.46%/P/      6.8%/P/      432.8%        444,451
  (0.67)           --           (0.67)            9.48      1.95%/P/       0.50%/P/      6.2%/P/      315.9%        215,184
  (0.22)        (0.07)          (0.29)            9.97      2.58%/P,C/     0.50%/P/      5.4%/P,D/    565.7%/D/     119,646


 $(0.11)       $   --          $(0.11)          $ 9.87     (0.57%)/U,C/    0.70%/U,D/    5.3%/U,D/    590.7%/D/    $    235



 $(0.41)       $(0.07)         $(0.48)          $ 9.92      4.28%/R/       0.25%/R/      5.0%/R/       79.5%       $210,635
  (0.08)           --           (0.08)            9.98      0.55%/R,C/     0.25%/R,D/    8.9%/R,D/       --/D/       11,978


 $(0.24)       $   --          $(0.24)          $10.36      6.02%/S,C/     0.55%/S,D/  10.37%/S,D/     51.8%/D/    $152,729



 $(0.46)       $   --          $(0.46)          $ 9.25      5.21%/T/       0.55%/T/      4.5%/T/      307.6%       $ 47,487
  (0.88)           --           (0.88)            9.25      6.31%/T/       0.55%/T/      5.6%/T/      263.4%         93,385
  (0.50)        (0.14)          (0.64)            9.59      0.57%/T/       0.55%/T/      4.9%/T/      347.1%         62,526
  (0.20)        (0.20)          (0.40)           10.21      5.81%/T,C/     0.55%/T,D/    4.1%/T,D/    388.0%/D/      65,358
-------------------------------------------------------------------------------------------------------------------------------

/O/ Net of advisory fees waived pursuant to a voluntary expense limitation of
    0.75%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.77%, 0.78% for the years ended March 31, 2002 and 2001 and 0.76% for the period July 22, 1999 (commencement of operations) to March 31, 2000.
/P/ Net of advisory fees waived pursuant to a voluntary expense limitation of
    0.50% to June 30, 2000 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.54%; 0.57%; 0.65% for the years ended March 31, 2002, 2001 and 2000, respectively, and 0.65% for the period July 8, 1998 (commencement of operations) to March 31, 1999.
/Q/ For the period January 8, 2002 (commencement of operations) to March 31,
    2002.
/R/ Net of advisory fees waived pursuant to a voluntary expense limitation of
    0.25%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.67% for the year ended March 31, 2002 and 2.03% for the period March 1, 2001 (commencement of operations) to March 31, 2001.
/S/ Net of advisory fees waived pursuant to a voluntary expense limitation of
    0.55%. In the absence of this limitation, the ratio of average net assets would have been 0.75% for the period September 30, 2001 (commencement of operations) to March 31, 2002.
/T/ Net of advisory fees waived pursuant to a voluntary expense limitation of
    0.55%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.82%; 0.85% and 0.83% for the years ended March 31, 2002, 2001 and 2000 respectively, and 0.85% for the period July 15, 1998 (commencement of operations) to March 31, 1999.
/U/ Net of advisory fees waived pursuant to a voluntary expense limit of 0.70%.
    In the absence of this limitation, the ratio of expenses to average net assets would have been 0.75% for the period January 8, 2002 (commencement of operations) to March 31, 2002.
* The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

NOTES TO FINANCIAL STATEMENTS
(Amounts in Thousands)

1.  Significant Accounting Policies:

Western Asset Funds, Inc. (formerly LM Institutional Fund Advisors I, Inc.) ("Corporation"), consisting of the Western Asset Intermediate Portfolio ("Intermediate"), the Western Asset Core Portfolio ("Core"), the Western Asset Core Plus Portfolio ("Core Plus"), the Western Asset Inflation Indexed Bond Portfolio ("Inflation Indexed"), the Western Asset High Yield Portfolio ("High Yield") and the Western Asset Non-U.S. Fixed Income Portfolio ("Non-U.S.") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. The Corporation was organized on May 16, 1990 and had no operations prior to September 4, 1990, other than those related to organizational matters. Effective May 31, 2001, the Corporation changed its name to Western Asset Funds, Inc. from LMInstitutional Fund Advisors I, Inc.

Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Class of Intermediate, Core and Core Plus commenced operations on January 7, 1999, July 22, 1999 and January 8, 2002, respectively.

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. At March 31, 2002, $66, or 0.04%, of High Yield's net assets were valued by management at fair value in accordance with the procedures adopted by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

Foreign Currency Transactions

Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Options, Futures and Swap Agreements

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant. Swap agreements are priced daily based upon methodology provided by the counterparty and the change, if any, is recorded as unrealized appreciation or depreciation.

Distributions to Shareholders

Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield and Non-U.S., which declare and pay dividends quarterly. Net capital gain distributions, which are calculated at a Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations. At March 31, 2002, accrued dividends payable were as follows:Intermediate $709, Core, $281, Core Plus $775, Inflation Indexed, $53, High Yield, $0 and Non-US$0.

(Amounts in Thousands)

Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. As required, effective April 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount or premium on debt securities. Prior to April 1, 2001, the Funds did not amortize market discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of each Fund, but resulted in an increase/(decrease) of $(329), $(848), $191 and $17 in cost of securities and a corresponding increase/(decrease) of $329, $848, $(191) and $(17) in net unrealized appreciation for Intermediate, Core, Core Plus and Non-U.S., respectively, based on securities held by the Funds on April 1, 2001. There was no impact on the cost of securities or on net unrealized appreciation for Inflation Indexed and High Yield, respectively, based on securities held by the Funds on April 1, 2001.

The effect of this change for the year ended March 31, 2002, was to increase/(decrease) net investment income by $375, $1,142, $524, $(3), and $6; decrease net unrealized appreciation/(depreciation) by $310, $1,124, $465, $(2), and $5; and decrease net realized gains/(losses) by $65, $18, $59, $(1) and $1 for Intermediate, Core, Core Plus, Inflation Indexed and Non-U.S., respectively. There was no impact on net investment income, net unrealized appreciation/(depreciation) and net realized gains/(losses) to HighYield. The statement of changes in net assets and the financial highlights in prior years have not been restated to reflect this change in presentation.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At March 31, 2002, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                                     RECEIVABLE FOR            PAYABLE FOR
                                     SECURITIES SOLD       SECURITIES PURCHASED
                                     ---------------       --------------------
            Intermediate                 $ 1,704                 $ 27,060
            Core                          13,363                  295,200
            Core Plus                      8,854                  286,956
            Inflation Indexed                 --                       --
            High Yield                       856                    1,720
            Non-U.S.                          19                       62

For the year ended March 31, 2002, investment transactions (excluding short-term investments) were as follows:

                                              PURCHASES                                      SALES
                                    ------------------------------             ---------------------------------
                                    U.S. GOV'T          OTHER                   U.S. GOV'T             OTHER
                                    SECURITIES        SECURITIES                SECURITIES           SECURITIES
                                   ------------     --------------             -------------       -------------
      Intermediate                  $1,053,633        $ 356,556                  $1,059,566           $230,130
      Core                           5,544,541          710,444                   5,527,686            535,471
      Core Plus                      4,223,283        1,017,319                   3,902,200            662,565
      Inflation Indexed                225,743               --                      27,444                 --
      High Yield                         5,725          210,994                       5,649             68,503
      Non-U.S.                              --          188,547                          --            225,198

Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(Amounts in Thousands)

2.  Federal Income Taxes

No provision for federal income or excise taxes is required since each Fund intends to qualify or to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Distributions during the year ended March 31, 2002 were characterized as follows for tax purposes:

                                                                  CORE           INFLATION         HIGH        NON-U.S.
                                 INTERMEDIATE       CORE          PLUS          INDEXED BOND       YIELD     FIXED INCOME
                                 ------------       -----        -------        ------------      -------    ------------
Ordinary Income                    $35,790         $56,084       $52,257           $1,455          $3,452        $3,741
Long-term capital gains              1,772           3,226         3,202               --              --            --
Return of capital                       --              --            --               --              --
                                   -------         -------       -------           ------          ------        ------
Total Distributions                $37,562         $59,310       $55,459           $1,455          $3,452        $3,741
                                   =======         =======       =======           ======          ======        ======

The tax-basis components of net assets at March 31, 2002 were as follows:

                                                                  CORE           INFLATION        HIGH        NON-U.S.
                                 INTERMEDIATE      CORE           PLUS          INDEXED BOND      YIELD      FIXED INCOME
                                 ------------     ------        --------        ------------     -------    ------------
Unrealized appreciation           $  7,948       $ 14,821       $ 10,496         $     --        $  8,369       $   502
Unrealized depreciation            (12,182)       (29,315)       (23,178)          (2,279)         (5,261)       (2,098)
                                  --------       --------       --------         --------        --------       -------
Net unrealized appreciation
  (depreciation)                    (4,234)       (14,494)       (12,682)          (2,279)          3,108        (1,596)
Undistributed ordinary income          213          3,097            786                6           2,587            --
Undistributed long term
  capital gain                           2          5,682          6,183                1              --            --
Capital loss carryforwards              --             --             --               --            (444)           --
Post-October and other losses       (3,821)            --         (1,650)              --              --        (2,184)
Paid-in capital                    636,036        979,144        999,271          212,907         147,478        51,267
                                  --------       --------       --------         --------        --------       -------
Net assets                        $628,196       $973,429       $991,908         $210,635        $152,729       $47,487
                                  ========       ========       ========         ========        ========       =======

Pursuant to federal income tax regulations applicable to investment companies the funds elected to treat net capital losses realized between November 1 and March 31 of each year ("Post-October Loss") as occurring on the first day of the following tax year. For the year ended March 31, 2002, realized capital losses reflected in the accompanying financial statements, which will not be recognized for federal income tax purposes until 2003 are as follows:

Intermediate                      $3,821
Core                                  --
Core Plus                          1,481
Inflation Indexed Bond                --
High Yield                            --
Non-U.S.Fixed Income               2,017

The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of March 31, 2002, High Yield had a capital loss carryforward of $444, which expires in 2010; there were no capital loss carryforwards for Intermediate, Core, Core Plus, Inflation Indexed and Non-U.S., respectively.

(Amounts in Thousands)


For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2002, the Funds recorded the following permanent reclassifications. Results of operations and net assets were not affected by these reclassifications.

                                                                   CORE            INFLATION        HIGH         NON-U.S.
                                 INTERMEDIATE       CORE           PLUS           INDEXED BOND      YIELD      FIXED INCOME
                                 ------------      ------         -------        --------------    -------     -----------
Undistributed net
  investment income                 $(145)           $13           $298              $--            $--          $3,357
Accumulated net realized
  gain (loss)                         145            (13)          (298)              --             --          (1,394)
Paid-in capital                        --             --             --               --             --          (1,963)

At March 31, 2002 the cost of investments for federal income tax purposes was as follows:

Intermediate                   $  617,156
Core                            1,262,393
Core Plus                       1,272,074
Inflation Indexed Bond            210,397
High Yield                        147,108
Non-U.S.Fixed Income               45,077

3.  Financial Instruments:

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Exchange Contracts

Core Plus, High Yield and Non-U.S. may enter into forward foreign currency exchange contracts to help manage their currency exposure. These contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by a Fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' securities, but it does establish a rate of exchange that can be achieved in the future. These contracts involve market risk in excess of amounts reflected in the Financial Statements. Although contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund's adviser will enter into forward foreign currency exchange contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

(Amounts in Thousands)



Outstanding contracts at March 31, 2002, were as follows:

Core Plus

                 SETTLEMENT                      CONTRACT TO                         APPRECIATION/
                                ---------------------------------------------
                    DATE             RECEIVE                     DELIVER            (DEPRECIATION)
              --------------    ------------------         ------------------      ----------------
                  04/24/02        USD       24,944           EUR       28,433          $   219
                  04/24/02        EUR       15,133           USD       13,067               92
                  04/24/02        USD        8,944           NZD       20,925             (257)
                  04/24/02        USD        1,681           SEK       17,729              (26)
                  05/23/02        USD        1,148           EUR        1,323               (1)
                                                                                       -------
                                                                                       $    27
                                                                                       =======
Non-U.S.

                 SETTLEMENT                      CONTRACT TO                        APPRECIATION/
                                ---------------------------------------------
                    DATE              RECEIVE                    DELIVER           (DEPRECIATION)
              --------------    ------------------         ------------------     ----------------
                  04/24/02        USD          635           DKK        5,382          $     5
                  04/24/02        EUR       18,707           USD       16,331              (63)
                  04/24/02        USD       38,068           EUR       43,402              328
                  04/24/02        GBP        1,577           USD        2,235                8
                  04/24/02        USD        3,799           GBP        2,664               11
                  04/24/02        USD        9,143           NZD       21,375             (256)
                  04/24/02        SEK        8,758           USD          847               (4)
                  04/24/02        USD        5,223           SEK       55,074              (78)
                  05/23/02        EUR        2,336           USD        2,026                2
                                                                                       -------
                                                                                       $   (47)
                                                                                       =======

Option Transactions

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. Activity in call and put options during the period was as follows:

                                                                       CALLS                          PUTS
                                                           ----------------------------   ---------------------------
Intermediate                                                 CONTRACTS       PREMIUMS       CONTRACTS      PREMIUMS
                                                           -------------   ------------   -------------  ------------
         Options outstanding at March 31, 2001                    298         $    69             848        $   176
         Options written                                       69,660             921          55,580            738
         Options closed                                       (69,592)           (747)         (1,288)          (556)
         Options expired                                         (196)           (148)        (54,920)          (128)
         Options exercised                                        (12)             (9)             --             --
                                                              -------         -------         -------        -------
         Options outstanding at March 31, 2002                    158         $    86             220        $   230
                                                              =======         =======         =======        =======

                                                                       CALLS                          PUTS
                                                           ----------------------------   ---------------------------
Core                                                         CONTRACTS       PREMIUMS       CONTRACTS      PREMIUMS
                                                           -------------   ------------   -------------  ------------
         Options outstanding at March 31, 2001                  1,630           $ 980           3,210          $ 795
         Options written                                       39,551          15,935          29,368          8,419
         Options closed                                       (29,474)        (10,365)         (7,305)        (4,768)
         Options expired                                       (6,980)         (3,196)        (23,410)        (3,012)
         Options exercised                                        (20)            (12)             --             --
                                                              -------         -------          ------        -------
         Options outstanding at March 31, 2002                  4,707         $ 3,342           1,863        $ 1,434
                                                              =======         =======          ======        =======

(Amounts in Thousands)


                                                                       CALLS                          PUTS
                                                           ----------------------------   ---------------------------
Core Plus                                                    CONTRACTS       PREMIUMS       CONTRACTS      PREMIUMS
                                                           -------------   ------------   -------------  ------------
         Options outstanding at March 31, 2001                     915        $   544           526         $   344
         Options written                                     7,506,879         14,607         9,963           7,746
         Options closed                                        (97,092)        (9,235)       (5,732)         (5,035)
         Options expired                                        (4,676)        (2,091)       (2,588)         (1,491)
         Options exercised                                        (402)          (104)         (358)           (177)
                                                             ---------        -------        ------         -------
         Options outstanding at March 31, 2002               7,405,624        $ 3,721         1,811         $ 1,387
                                                             =========        =======        ======         =======

                                                                       CALLS                          PUTS
                                                           ----------------------------   ---------------------------
Non-U.S.                                                     CONTRACTS       PREMIUMS       CONTRACTS      PREMIUMS
                                                           -------------   ------------   -------------  ------------
         Options outstanding at March 31, 2001                      --        $    --            --         $    --
         Options written                                            --             --       101,000             135
         Options closed                                             --             --       (42,000)            (89)
         Options expired                                            --             --       (59,000)            (46)
         Options exercised                                          --             --            --              --
                                                                   ---        -------       -------         -------
         Options outstanding at March 31, 2002                      --        $    --            --         $    --
                                                                   ===        =======       =======         =======

Swap Agreements

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

The following is a summary of open interest rate and index swap contracts outstanding at March 31, 2002.

Intermediate:

                                                                                              CONTRACT         UNREALIZED
                                                 THE FUND                  THE FUND           NOTIONAL       APPRECIATION/
  AGREEMENT WITH:      TERMINATION DATE        AGREES TO PAY             WILL RECEIVE          AMOUNT        (DEPRECIATION)
  --------------       ----------------        -------------             ------------         --------       --------------
Deutsche Bank          October 9, 2006         3-Month LIBOR*                4.4808%           $14,000           $ (458)
                                                 Quarterly               Semi-annually

Goldman Sachs & Co.    July 5, 2006            3-Month LIBOR*                 5.764%            16,900              363
                                                 Quarterly               Semi-annually

Lehman Brothers        April 1, 2002        1-Month LIBOR* minus       100 Basis Points**       12,000             (210)
                                          50 Basis Points** Monthly   Plus Index+ Monthly
                                                                                               -------           ------
                                                                                               $42,900           $ (305)
                                                                                               =======           ======

 * London Interbank Offer Rate
** 100 basis points = 1%
 + Total return since inception of the Lehman Brothers CMBS Index

(Amounts in Thousands)


Core:

                                                                                             CONTRACT         UNREALIZED
                                                  THE FUND                 THE FUND          NOTIONAL       APPRECIATION/
  AGREEMENT WITH:      TERMINATION DATE         AGREES TO PAY            WILL RECEIVE         AMOUNT        (DEPRECIATION)
  --------------       ----------------         -------------            ------------        --------       --------------
Deutsche Bank          March 8, 2004            3-Month LIBOR*                3.62%          $ 22,900          $  (183)
                                                  Quarterly              Semi-annually

                       October 9, 2006          3-Month LIBOR*              4.4808%            22,000             (719)
                                                  Quarterly              Semi-annually

                       January 15, 2007         3-Month LIBOR*               4.871%            75,000           (1,573)
                                                  Quarterly              Semi-annually

                       November 14, 2011        3-Month LIBOR*             4.85197%            19,000           (1,664)
                                                  Quarterly              Semi-annually

Goldman Sachs & Co.    July 5, 2006             3-Month LIBOR*               5.764%            18,200              390
                                                  Quarterly              Semi-annually

                       January 15, 2007         3-Month LIBOR*               4.875%            25,000             (523)
                                                  Quarterly              Semi-annually

                       January 9, 2012          3-Month LIBOR*             5.77571%            17,400             (361)
                                                  Quarterly              Semi-annually

Lehman Brothers        April 1, 2002         1-Month LIBOR* minus      100 Basis Points**      21,000             (366)
                                           50 Basis Points** Monthly  Plus Index+ Monthly
                                                                                             --------          -------
                                                                                             $220,500          $(4,999)
                                                                                             ========          =======

 * London Interbank Offer Rate
** 100 basis points = 1%
 + Total return since inception of the Lehman Brothers CMBS Index


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(Amounts in Thousands)


Core Plus:

                                                                                             CONTRACT         UNREALIZED
                                                  THE FUND                 THE FUND          NOTIONAL       APPRECIATION/
  AGREEMENT WITH:      TERMINATION DATE         AGREES TO PAY            WILL RECEIVE         AMOUNT        (DEPRECIATION)
  --------------       ----------------         -------------            ------------        --------       --------------
Deutsche Bank          March 8, 2004            3-Month LIBOR*                3.62%          $ 21,100          $  (169)
                                                  Quarterly              Semi-annually

                       October 9, 2006          3-Month LIBOR*              4.4808%            18,000             (588)
                                                  Quarterly              Semi-annually

                       January 15, 2007         3-Month LIBOR*               4.871%            75,000           (1,573)
                                                  Quarterly              Semi-annually

                       November 14, 2011        3-Month LIBOR*             4.85197%            17,000           (1,489)
                                                  Quarterly              Semi-annually

Goldman Sachs & Co.    July 5, 2006             3-Month LIBOR*               5.764%             5,800              124
                                                  Quarterly              Semi-annually

                       January 15, 2007         3-Month LIBOR*              4.8725%            25,000             (523)
                                                  Quarterly              Semi-annually

                       September 19, 2011       3-Month LIBOR*               5.409%            31,950           (1,444)
                                                  Quarterly              Semi-annually

                       January 9, 2012          3-Month LIBOR*             5.77571%            17,100             (354)
                                                  Quarterly              Semi-annually

Lehman Brothers        April 1, 2002         1-Month LIBOR* minus      100 Basis Points**      17,000             (297)
                                           50 Basis Points** Monthly   Plus Index+ Monthly
                                                                                             --------          -------
                                                                                             $227,950          $(6,313)
                                                                                             ========          =======

 * London Interbank Offer Rate
** 100 basis points = 1%
 + Total return since inception of the Lehman Brothers CMBS Index

(Amounts in Thousands)


Futures

Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by each Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S. and foreign denominated futures held in Core Plus, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed.

Each Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at March 31, 2002, are described at the end of the "Statement of Net Assets" of each Fund.

4.  Fund Share Transactions:

At March 31, 2002, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:

                                                           REINVESTMENT
                                         SOLD            OF DISTRIBUTIONS        REPURCHASED              NET CHANGE
                                ---------------------  ---------------------  --------------------    --------------------
                                  SHARES     AMOUNT     SHARES      AMOUNT      SHARES     AMOUNT       SHARES     AMOUNT
                                ---------   ---------  ---------  ----------  ----------  --------    ---------  ---------
Intermediate
Institutional Class
Year ended March 31,
  2002                            25,934    $277,655      2,932    $31,193     (11,393)  $(120,767)     17,473    $188,081
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------
  2001                            17,758     180,938      2,332     23,947     (14,394)   (147,579)      5,696      57,306
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------

Core
Institutional Class
Year ended March 31,
  2002                            29,633    $333,443      4,988    $55,956     (20,878)  $(234,414)     13,743    $154,985
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------
  2001                            29,213     313,221      4,471     47,542     (21,654)   (229,495)     12,030     131,268
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------

Financial Intermediary Class
Year ended March 31,
  2002                                63    $    712         10      $ 113         (72)     $ (799)          1    $     26
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------
  2001                                19         204         11        110          --          --          30         314
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------
Core Plus
Institutional Class
Year ended March 31,
  2002                            63,580    $641,272      4,624    $46,337     (11,950)  $(120,554)     56,254    $567,055
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------
  2001                            24,136     233,261      2,059     19,996      (4,742)    (45,428)     21,453     207,829
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------

Financial Intermediary Class
Year ended March 31,
  2002/A/                             24    $    239         --    $     2          --   $      --          24    $    241
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------

Inflation Indexed
Year ended March 31,
  2002                            19,944    $200,029         88    $   878          --   $      --      20,032    $200,907
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------
  2001/B/                          1,200      12,000         --         --          --          --       1,200      12,000
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------

High Yield
Year ended March 31,
  2002/C/                         14,418    $144,182        336    $ 3,452         (15)  $    (156)     14,739    $147,478
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------

Non-U.S.
Year ended March 31,
  2002                             1,694    $ 15,760        418    $ 3,741      (7,070)  $ (64,345)     (4,958)   $(44,844)
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------
  2001                             3,038      27,820        675      6,013        (140)     (1,273)      3,573      32,560
                                --------   ---------   --------   --------   ---------  ----------    --------   ---------
=============================================================================================================================

/A/ January 8, 2002 (commencement of operations) to March 31, 2002. /B/ March 1, 2001 (commencement of operations) to March 31, 2001.
/C/ September 28, 2001 (commencement of operations) to March 31, 2002.

(Amounts in Thousands)

5.  Securities Loaned:

Each Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by each Fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities.

At March 31, 2002, the market value of securities on loan to broker-dealers was $78,713 and $57,718 for Intermediate and Core, respectively. Cash collateral received was $84,514 and $62,351 for Intermediate and Core, respectively. Such collateral is in the possession of each Fund's custodian. As with other extensions of credit, each Fund may bear the risk of delay in recovery should the borrower of the securities fail financially.

6.  Transactions with Affiliates:

Each Fund has a management agreement with Legg Mason Fund Advisor, Inc. ("LMFA"). Western Asset Management Company ("Western Asset") is the investment adviser to Intermediate, Core, Core Plus, Inflation Indexed and High Yield. Western Asset Management Company Limited ("WAML") is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Core Plus. Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets as follows: 0.40% for Intermediate, ranging from 0.45% of the first $500 million to 0.40% over $1 billion for Core and Core Plus, 0.20% for Inflation Indexed, 0.55% for High Yield and 0.45% for Non-U.S. LMFA pays Western Asset a fee, computed daily and payable monthly, at an annual rate of 0.35% of average daily net assets for Intermediate, 0.40% of average daily net assets for Core and Core Plus, and 0.20% of average daily net assets for Inflation Indexed. LMFA pays WAML a fee, computed daily and payable monthly, at an annual rate of 0.40% of average daily net assets for Non-U.S. At March 31, 2002, $223, $355, $323, $6, $45, and $19 was due to LMFA for Intermediate, Core, Core Plus, Inflation Indexed, High Yield and Non-U.S., respectively. LMFA, Western Asset and WAML have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each Fund's average daily net assets as follows for Institutional Class: 0.45% for Intermediate, 0.50% for Core; 0.45% for Core Plus; 0.25% for Inflation Indexed, 0.55% for High Yield and 0.55% for Non-U.S.; and for Financial Intermediary
Class: 0.70% for Intermediate, 0.75% for Core, and 0.70% for Core Plus.

Prior to December 31, 2001, LMFA replaced LM Institutional Advisors, Inc. as investment manager of each Fund. The advisory compensation arrangements remained unchanged.

Legg Mason Wood Walker, Incorporated ("LMWW"), a member of the New York Stock Exchange, serves as distributor of the Funds' shares. LMWW receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly. At March 31, 2002, $0.4 was due to LMWW from Core.

LMFA, Western Asset and WAMLare wholly owned subsidiaries of LeggMason, Inc.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Intermediate Portfolio, Western Asset Core Portfolio, Western Asset Core Plus Portfolio, Western Asset Inflation Indexed Bond Portfolio, Western Asset High Yield Portfolio and Western Asset Non-U.S. Fixed Income
Portfolio:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Western Asset Intermediate Portfolio, Western Asset Core Portfolio, Western Asset Core Plus Portfolio, Western Asset Inflation Indexed Bond Portfolio, Western Asset High Yield Bond Portfolio and Western Asset Non-U.S. Fixed Income Portfolio (six of the Portfolios comprising Western Asset Funds, Inc., hereafter referred to as the "Funds") at March 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
May 17, 2002

Directors and Officers

The table below provides information about each of the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 117 East Colorado Boulevard, Pasadena, California 91105.

------------------------------------------------------------------------------------------------------------------------------------
                     Position(s)    Term of Office  Number of
                     Held With      and Length of   Western Asset       Other Directorships      Principal Occupation(s)
Name and Age         Fund           Time Served/A/  Funds Overseen      Held                     During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
William G. McGagh    Chairman       Since 1990      Chairman and        Director of Pacific      Consultant, McGagh Associates
Age 72               and Director                   Director of all     American Income          (corporate financial consulting),
                                                    Western Asset       Shares, Inc. and         January 1989 to present.
                                                    Funds (consisting   Western Asset Premier    Formerly: Senior Vice President,
                                                    of 11 portfolios).  Bond Fund (closed-end    Chief Financial Officer and
                                                                        investment companies).   Director of Northrop Grumman
                                                                                                 Corporation (military aircraft);
                                                                                                 Chairman of the Board of the John
                                                                                                 Tracy Clinic; Chairman of the Board
                                                                                                 of the Los Angeles Orthopaedic
                                                                                                 Hospital; Member of the Regents
                                                                                                 Council of Mount St. Mary's
                                                                                                 College.
------------------------------------------------------------------------------------------------------------------------------------
Ronald J. Arnault    Director       Since 1997      Director of all     Director of Pacific      Trustee and Vice Chairman,
Age 57                                              Western Asset       American Income Shares,  Occidental College; Member,
                                                    Funds (consisting   Inc. and Western Asset   Board of Directors, The Center
                                                    of 11 portfolios).  Premier Bond Fund.       Theater Group. Formerly: President,
                                                                                                 RJA Consultants (energy industry
                                                                                                 financial consultants) (1997 to
                                                                                                 2001); Executive Vice President,
                                                                                                 Chief Financial Officer and
                                                                                                 Director of Atlantic Richfield
                                                                                                 Company.
------------------------------------------------------------------------------------------------------------------------------------
John E. Bryson       Director       Since 1998      Director of all     Director of Pacific      Chairman, President and chief
Age 58                                              Western Asset       American Income Shares,  Executive Officer of Edison
                                                    Funds (consisting   Inc., Western Asset      International (since January 2000).
                                                    of 11 portfolios).  Premier Bond Fund, The   Chairman and Chief Executive
                                                                        Boeing Company and The   Officer of Edison International
                                                                        Walt Disney Company.     (since October 1990); Director of
                                                                                                 the W.M. KeckFoundation. Formerly:
                                                                                                 Chairman and Chief Executive
                                                                                                 Officer of Southern California
                                                                                                 Edison Company (1990 to 1999).
------------------------------------------------------------------------------------------------------------------------------------
Anita L. DeFrantz    Director       Since 1998      Director of all     Director of Pacific      President of the Amateur
Age 49                                              Western Asset Funds American Income Shares,  Athletic Foundation of Los Angeles
                                                    (consisting of 11   Inc., and Western Asset  (since 1987); President of Kids
                                                    portfolios).        Premier Bond Fund.       in Sports (since 1994); Vice
                                                                                                 President, FISA, the
                                                                                                 International Rowing Federation
                                                                                                 (since 1993). Also a board member
                                                                                                 of the Amateur Athletic
                                                                                                 Foundation of Los Angeles (since
                                                                                                 1987), Interna- tional Olympic
                                                                                                 Committee (since 1986), the
                                                                                                 United States Olympic Committee
                                                                                                 Executive Board (since 1977), and
                                                                                                 National Museum of American
                                                                                                 History (since 1999).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                     Position(s) Term of Office  Number of
                     Held With   and Length of   Western Asset        Other Directorships             Principal Occupation(s)
Name and Age         Fund        Time Served/A/  Funds Overseen       Held                            During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Ronald L. Olson      Director    Since 1990      Director of all      Director of Pacific American    Senior Partner, Munger, &
Age 60                                           Western Asset Funds  Income Shares, Inc.,            Tolles Olson (a law
                                                 (consisting of 11    Western Asset Premier           partnership); Chairman of the
                                                 portfolios).         Bond Fund, Edison               Board of RAND Corporation
                                                                      International, City National    (nonprofit institution).
                                                                      Corporation and Berkshire
                                                                      Hathaway, Inc.
------------------------------------------------------------------------------------------------------------------------------------
William E. B. Siart  Director    Since 1997      Director of all      Director of Pacific American    Chairman of the Board, Walt
Age 55                                           Western Asset        Income Shares, Inc.,            Disney Concert Hall I, Inc.
                                                 Funds (consisting    Western Asset Premier           (since 1998); Chairman of the
                                                 of 11 portfolios).   Bond Fund, and Sybron Dental    Board of Excellent Education
                                                                      Specialists, Inc.               Development (ExED LLC), 2000
                                                                                                      to present; Member of the
                                                                                                      Board Directors of the
                                                                                                      University of Southern
                                                                                                      California; Board of Directors
                                                                                                      of the Performing Arts Center
                                                                                                      of Los Angeles County;
                                                                                                      Director of the Los Angeles
                                                                                                      Philharmonic. Formerly:
                                                                                                      President and Chief Executive
                                                                                                      Officer of ExED LLC (1998 to
                                                                                                      2000); Chairman (1995 to
                                                                                                      1996), Chief Executive Officer
                                                                                                      (1995 to 1996), President
                                                                                                      (1990 to 1996) of First
                                                                                                      Interstate Bancorp.
------------------------------------------------------------------------------------------------------------------------------------
Louis A. Simpson     Director    Since 1994      Director of all      Director of Pacific American    President and CEO Capital
Age 65                                           Western Asset Funds  Income Shares, Inc., Western    Operations of GEICO
                                                 (consisting of 11    Asset Premier Bond Fund, AT&T   Corporation since May 1993;
                                                 portfolios).         and HNC Software.               Trustee for the Cate School,
                                                                                                      the University of California
                                                                                                      San Diego Foundation, the
                                                                                                      Urban Institute and the
                                                                                                      Woodrow Wilson National
                                                                                                      Fellowship Foundation; Chair,
                                                                                                      The Scripps Institution of
                                                                                                      Oceanography Council.
                                                                                                      Formerly: Vice Chairman of the
                                                                                                      Board of GEICO Corporation
                                                                                                      (1985 to 1993); Senior Vice
                                                                                                      President and Chief Investment
                                                                                                      Officer of GEICO Corporation
                                                                                                      and Government Employees
                                                                                                      Insurance Company (1979 to
                                                                                                      1985); President and CEO of
                                                                                                      Western Asset (1977 to 1979).
------------------------------------------------------------------------------------------------------------------------------------
Edward A. Taber III  Director    Since 1998      Director of all      None                            Director and/or Officer of
Age 58                                           Western Asset Funds                                  various other Legg Mason
                                                 (consisting of 11                                    affiliates; Senior Executive
                                                 portfolios).                                         Vice President and Head of
                                                                                                      Institutional Asset
                                                                                                      Management, Legg Mason, Inc.;
                                                                                                      Senior Executive Vice
                                                                                                      President of Legg Mason.
                                                                                                      Formerly: Director and Head of
                                                                                                      Taxable Fixed Income Division,
                                                                                                      T. Rowe Price Associates (1973
                                                                                                      to 1992).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                         Position(s)      Term of Office   Number of
                         Held With        and Length of    Western Asset          Other Directorships    Principal Occupation(s)
Name and Age             Fund             Time Served/A/   Funds Overseen         Held                   During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
James W. Hirschmann,     President        Since 1990       President of all       None                   Director, President and
III/B/                                                     Western Asset Funds                           Chief Executive Officer,
Age 41                                                     (consisting of 11                             Western Asset, March 1999
                                                           portfolios).                                  to present; Member, Board
                                                                                                         of Directors of Independent
                                                                                                         Colleges and Universities;
                                                                                                         Member, Board of Trustees
                                                                                                         of Widener College;
                                                                                                         President, Pacific America
                                                                                                         Income Shares, Inc. and
                                                                                                         Western Asset Premier Bond
                                                                                                         Fund. Formerly: Director of
                                                                                                         Marketing, Western Asset,
                                                                                                         April 1989 to 1999; Vice
                                                                                                         President and Director of
                                                                                                         Marketing, Financial Trust
                                                                                                         Corporation (bank holding
                                                                                                         company), 1988 to 1989;
                                                                                                         Vice President of
                                                                                                         Marketing, Atalanta/
                                                                                                         Sosnoff Capital (investment
                                                                                                         management company), 1986
                                                                                                         to 1988.
------------------------------------------------------------------------------------------------------------------------------------
Mary Ann Cleary/B/       Vice President   Since 1999       Vice President of      None                   Compliance Officer, Western
Age 41                                                     all Western Asset                             Asset, 1991 to present.
                                                           Funds (consisting                             Formerly: Funds
                                                           of 11 portfolios).                            Administrator of
                                                                                                         Citibank N.A., 1989 to
                                                                                                         1991; and Registered Sales
                                                                                                         Assistant for Alex Brown &
                                                                                                         Sons, 1983 to 1989.
------------------------------------------------------------------------------------------------------------------------------------
Carl L. Eichstaedt/B/    Vice President   Since 1995       Vice President of all  None                   Portfolio Manager of
Age 42                                                     Western Asset Funds                           Western Asset, 1994 to
                                                           (consisting of 11                             present. Formerly: Senior
                                                                                                         portfolios). Partner,
                                                                                                         Portfolio Manager of Harris
                                                                                                         Investment Management
                                                                                                         1993 to 1994; Portfolio
                                                                                                         Manager of Pacific
                                                                                                         Investment Management
                                                                                                         Company, 1992 to 1993;
                                                                                                         Director Fixed Income of
                                                                                                         Security Pacific Investment
                                                                                                         Managers, 1990 to 1992; and
                                                                                                         Vice President of Chemical
                                                                                                         Securities, Inc., 1986 to
                                                                                                         1990.
------------------------------------------------------------------------------------------------------------------------------------
Keith J. Gardner/B/      Vice President   Since 1995       Vice President of all  None                   Portfolio Manager of
Age 45                                                     Western Asset Funds                           Western Asset, 1994 to
                                                           (consisting of 11                             present. Formerly: Senior
                                                           portfolios).                                  Portfolio Manager of Legg
                                                                                                         Mason, Inc., 1992 to 1994;
                                                                                                         Portfolio Manager of T.
                                                                                                         Rowe Associates, Inc., 1985
                                                                                                         to 1992.
------------------------------------------------------------------------------------------------------------------------------------
Scott F. Grannis/B/      Vice President   Since 1990       Vice President of all  Director, Supershares  Chief, Economist, Western
Age 52                                                     Western Asset Funds    Services Corp.         Asset, 1989 to present.
                                                           (consisting of 11      (investment company    Formerly: Vice- President,
                                                           portfolios).           services.              Leland O'Brien Rubinstein
                                                                                                         (investment advisory firm),
                                                                                                         1986 to 1989; Senior
                                                                                                         Economist, Claremont
                                                                                                         Economics Institute, 1980
                                                                                                         to 1986.
------------------------------------------------------------------------------------------------------------------------------------
Ilene S. Harker/B/       Vice President   Since 1990       Vice President of all  None                   Director, of Compliance and
Age 47                                                     Western Asset Funds                           Controls, Western Asset,
                                                           (consisting of 11                             1978 to present; Vice
                                                           portfolios).                                  President, Pacific American
                                                                                                         Income Shares, Inc. and
                                                                                                         Western Asset Premier Bond
                                                                                                         Fund; Formerly: Secretary
                                                                                                         of the Corporation and
                                                                                                         Secretary of Pacific
                                                                                                         American Income Shares,
                                                                                                         Inc., 1993 to 1996.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                       Position(s)    Term of Office  Number of
                       Held With      and Length of   Western Asset        Other Directorships     Principal Occupation(s)
  Name and Age         Fund           Time Served/A/  Funds Overseen       Held                    During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
  Randolph L. Kohn/B/  Vice President Since 1990      Vice President of    None                    Director, Global Client Services,
  Age 55                                              all Western Asset                            Western Asset, 1984 to present.
                                                      Funds (consisting                            Formerly: Director of Marketing,
                                                      of 11 portfolios).                           American Express Asset
                                                                                                   Management, 1982 to 1984;
                                                                                                   Director of Marketing, First
                                                                                                   Asset Management, 1979 to 1982.
------------------------------------------------------------------------------------------------------------------------------------
  S. Kenneth Leech/B/  Vice President Since 1990      Vice President of    None                    Chief Investment Officer,
  Age 47                                              all Western Asset                            Western Asset, 1998 to present;
                                                      Funds (consisting                            Vice President, Pacific American
                                                      of 11 portfolios).                           Income Shares, Inc. and Western
                                                                                                   Asset Premier Bond Fund.
                                                                                                   Formerly: Director of Portfolio
                                                                                                   Management, Western Asset, 1990
                                                                                                   to 1998; Senior Trader, Greenwich
                                                                                                   Capital, 1988 to 1990; Fixed
                                                                                                   Income Manager of The First
                                                                                                   Boston Corporation (holding
                                                                                                   company; stock and bond dealers),
                                                                                                   1980 to 1987; Portfolio Manager
                                                                                                   of National Bank of Detroit, 1977
                                                                                                   to 1980.
------------------------------------------------------------------------------------------------------------------------------------
  Edward A. Moody/B/   Vice President Since 1990      Vice President of    None                    Director, Portfolio Manager,
  Age 52                                              all Western Asset                            Western Asset, 1985 to present.
                                                      Funds (consisting                            Formerly: Portfolio Manager of
                                                      of 11 portfolios).                           National Bank of Detroit, 1976 to
                                                                                                   1985.
------------------------------------------------------------------------------------------------------------------------------------
  Stephen A. Walsh/B/  Vice President Since 1994      Vice President of    None                    Deputy Chief Investment
  Age 43                                              all Western Asset                            Officer, Western Asset, 2000 to
                                                      Funds (consisting                            present. Formerly: Director of
                                                      of 11 portfolios).                           Portfolio Management, Western
                                                                                                   Asset, 1998 to 2000; Senior
                                                                                                   Portfolio Manager, Western Asset
                                                                                                   1991 to 2000; Portfolio Manager
                                                                                                   and Trader of Security Pacific
                                                                                                   Investment Managers, Inc.
                                                                                                   (investment management company),
                                                                                                   1989 to 1991; Portfolio Manager
                                                                                                   of Atlantic Richfield Company,
                                                                                                   1981 to 1988.
------------------------------------------------------------------------------------------------------------------------------------
  Susanne D. Wilson/B/ Vice President Since 1998      Vice President of    None                    Vice President of Legg Mason
  Age 40                                              all Western Asset                            Institutional Funds, 1998 to
                                                      Funds (consisting                            present. Formerly: Manager of
                                                      of 11 portfolios).                           Legg Mason mutual fund
                                                                                                   operations, 1989 to 1998;
                                                                                                   Retirement Specialist for T. Rowe
                                                                                                   Price Associates, 1983 to 1989.
------------------------------------------------------------------------------------------------------------------------------------
  Michael B. Zelouf/B/ Vice President Since 1998      Vice President of    None                    Director, International Invest-
  Age 39                                              all Western Asset                            ments, Western Asset, 1989 to
                                                      Funds (consisting                            present; Formerly: Portfolio
                                                      of 11 portfolios).                           Manager of Fuji International
                                                                                                   Finance Ltd., 1987 to 1989.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Position(s)     Term of Office  Number of
                        Held With       and Length of   Western Asset        Other Directorships     Principal Occupation(s)
  Name and Age          Fund            Time Served/A/  Funds Overseen       Held                    During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
  Marie K. Karpinski/B/ Vice President  Since 1990      Vice President       None                    Vice President,Legg Mason Wood
  Age 53                and Treasurer                   and Treasurer of                             Walker, Inc. (1992 to present);
                                                        all Western Asset                            Vice President and Treasurer of
                                                        Funds (consisting                            Legg Mason Fund Adviser, Inc.;
                                                        of 11 portfolios).                           Treasurer of Pacific American
                                                                                                     Income Shares, Inc. and
                                                                                                     Western Asset Premier Bond
                                                                                                     Fund. Formerly: Assistant Vice
                                                                                                     President of Legg Mason, 1989
                                                                                                     to 1992.
------------------------------------------------------------------------------------------------------------------------------------
  Lisa G. Hathaway/B/   Secretary       Since 1999      Secretary of all     Member of the Board of  Senior Compliance Officer,
  Age 39                                                Western Asset        Directors of Southern   Western Asset. Formerly:
                                                        Funds (consisting    California Dollars for  Assistant Vice President, Fund
                                                        of 11 portfolios).   Scholars.               Business Management, Capital
                                                                                                     Research and Management
                                                                                                     Company (an investment
                                                                                                     management firm), 1990 to 1999.
------------------------------------------------------------------------------------------------------------------------------------

/A/Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors.

/B/Officers of the Corporation are interested persons (as defined by the 1940
Act).

    Mr. Olson may be deemed an interested person (as defined by the 1940 Act)
     of the Fund because the law firm in which he is a partner has provided certain services to the Fund and Western Asset. Mr. Taber is considered to be an interested person of the Fund on the basis of his employment with
         Legg Mason Wood Walker, Inc., the Fund's principal underwriter, and Legg Mason, Inc., the parent holding company.

                 ADDITIONAL INFORMATION ABOUT THE CORPORATION'S
              DIRECTORS AND OFFICERS IS CONTAINED IN THE STATEMENT
               OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE
                     UPON REQUEST BY CALLING (888) 425-6432.

Western Asset Funds, Inc.

Investment Advisers
Western Asset Management Company
117 East Colorado Boulevard
Pasadena, California 91105

Western Asset Management Company Limited
155 Bishopgate
London, England EC2N3TY


    This report is not to be distributed unless preceded or accompanied by a prospectus.

                    Legg Mason Wood Walker, Inc., Distributor